UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Broadcasting – 1.0%
Discovery Holding Co., Class A (A)(B)	1,218	$30,121

Integrated Telecommunication Services – 0.9%
China Unicom Ltd. (C)	26,608	28,348

Interactive Media & Services – 1.0%
Alphabet, Inc., Class A (A)	30	31,296

Total Communication Services – 2.9%		89,765
Consumer Discretionary

Auto Parts & Equipment – 0.9%
Magna International, Inc. (C)	569	25,844

Automobile Manufacturers – 1.3%
Suzuki Motor Corp. (C)	786	39,629

Home Improvement Retail – 1.0%
Home Depot, Inc. (The)	175	30,078

Hotels, Resorts & Cruise Lines – 0.1%
Studio City International Holdings Ltd. ADR (A)	203	3,395

Internet & Direct Marketing Retail – 1.8%
Amazon.com, Inc. (A)	35	53,002

Leisure Products – 0.2%
Media Group Holdings LLC, Series H(A)(D)(E)(F)(G)	640	—	*
Media Group Holdings LLC, Series T(A)(D)(E)(F)(G)	80	5,741

		5,741

Restaurants – 0.9%
Compass Group plc (C)	1,343	28,264

Total Consumer Discretionary – 6.2%		185,953
Consumer Staples

Household Products – 1.3%
Procter & Gamble Co. (The)	426	39,153

Hypermarkets & Super Centers – 1.5%
Wal-Mart Stores, Inc.	506	47,122

Packaged Foods & Meats – 2.5%
Danone S.A. (C)	380	26,788
Nestle S.A., Registered Shares (C)	592	48,036

		74,824

Soft Drinks – 1.8%
Coca-Cola Co. (The)	1,135	53,750

Tobacco – 1.6%
ITC Ltd. (C)	3,341	13,469
Philip Morris International, Inc.	531	35,454

		48,923

Total Consumer Staples – 8.7%		263,772
Energy

Integrated Oil & Gas – 1.5%
Royal Dutch Shell plc, Class A (C)	1,577	46,491

Oil & Gas Equipment & Services – 1.2%
Halliburton Co.	640	17,000
Schlumberger Ltd.	468	16,897

		33,897

Oil & Gas Exploration & Production – 1.8%
Cabot Oil & Gas Corp.	718	16,048
EOG Resources, Inc.	276	24,097
Noble Energy, Inc.	715	13,414

		53,559

Total Energy – 4.5%		133,947
Financials

Consumer Finance – 0.8%
ORIX Corp. (C)	1,647	24,069

Diversified Banks – 5.1%
Axis Bank Ltd. (C)	3,952	35,046
BNP Paribas S.A. (C)	547	24,714
China Construction Bank Corp. (C)	34,667	28,387
Industrial and Commercial Bank of China Ltd., H Shares (C)	40,564	28,851
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (C)	4,925	24,169
UniCredit S.p.A. (C)	1,542	17,463

		158,630

Life & Health Insurance – 1.7%
AIA Group Ltd. (C)	6,097	50,645

Multi-Line Insurance – 1.1%
Sampo plc, A Shares (C)	724	32,072

Multi-Sector Holdings – 1.1%
Berkshire Hathaway, Inc., Class B (A)	166	33,833

Regional Banks – 1.6%
KeyCorp	1,631	24,104
PNC Financial Services Group, Inc. (The)	222	25,903

		50,007

Total Financials – 11.4%		349,256
Health Care

Biotechnology – 2.1%
BioMarin Pharmaceutical, Inc. (A)	369	31,431
Sarepta Therapeutics, Inc. (A)(B)	283	30,871

		62,302

Health Care Equipment – 1.5%
Medtronic plc	495	45,016

Managed Health Care – 0.8%
UnitedHealth Group, Inc.	95	23,661

Pharmaceuticals – 4.5%
Merck KGaA (C)	225	23,182
Pfizer, Inc.	1,904	83,097
Roche Holdings AG, Genusscheine (C)	27	6,703
Zoetis, Inc.	267	22,797

		135,779

Total Health Care – 8.9%		266,758
Industrials

Aerospace & Defense – 3.1%
Airbus SE (C)	479	45,641
Lockheed Martin Corp.	84	22,083
Northrop Grumman Corp.	108	26,478

		94,202

Construction & Engineering – 2.2%
Larsen & Toubro Ltd. (C)	1,947	40,073
Vinci (C)	332	27,281

		67,354

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	221	28,070

Electrical Components & Equipment – 0.8%
Schneider Electric S.A. (C)	354	24,008

Railroads – 1.5%
Kansas City Southern	225	21,436
Union Pacific Corp.	169	23,397

		44,833

Trading Companies & Distributors – 0.7%
Ferguson plc (C)	304	19,440

Total Industrials – 9.2%		277,907
Information Technology

Application Software – 2.4%
Adobe, Inc. (A)	162	36,617
Intuit, Inc.	190	37,354

		73,971

Data Processing & Outsourced Services – 1.8%
Visa, Inc., Class A	410	54,052

Electronic Equipment & Instruments – 0.6%
Keyence Corp. (C)	35	17,489

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	770	25,221
ASML Holding N.V., Ordinary Shares (C)	158	24,708

		49,929

Semiconductors – 3.2%
Intel Corp.	190	8,916
QUALCOMM, Inc.	842	47,935
Taiwan Semiconductor Manufacturing Co. Ltd. (C)	4,599	33,394
Texas Instruments, Inc.	70	6,615

		96,860

Systems Software – 3.0%
Microsoft Corp.	883	89,733

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	181	28,627
Samsung Electronics Co. Ltd. (C)	599	20,848

		49,475

Total Information Technology – 14.3%		431,509

Materials

Diversified Metals & Mining – 0.8%
Glencore International plc (C)		6,643	24,699

Total Materials – 0.8%			24,699

TOTAL COMMON STOCKS – 66.9%			$2,023,566
(Cost: $2,488,992)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Cable & Satellite – 1.8%
Altice Financing S.A., 7.500%, 5–15–26 (H)		$2,612	2,383
Altice France S.A., 8.125%, 2–1–27 (H)		9,600	9,048
Altice S.A.:
7.750%, 5–15–22 (B)(H)		19,552	17,792
7.625%, 2–15–25 (B)(H)		26,532	19,833
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal) (3-Month U.S. LIBOR plus 63 bps), 3.064%, 4–15–24 (I)		5,472	5,347

			54,403

Integrated Telecommunication Services – 1.2%
Frontier Communications Corp.:
7.625%, 4–15–24		7,881	4,059
6.875%, 1–15–25 (B)		16,119	8,181
11.000%, 9–15–25 (B)		21,820	13,582
9.000%, 8–15–31 (B)		7,881	4,216
Olympus Merger Sub, Inc., 8.500%, 10–15–25 (H)		6,325	4,965

			35,003

Wireless Telecommunication Service – 0.1%
America Movil S.A.B. de C.V., 6.450%, 12–5–22 (J)	MXN	47,000	2,111

Total Communication Services – 3.1%			91,517
Consumer Staples

Food Distributors – 0.2%
Cosan Ltd., 5.950%, 9–20–24 (H)		$2,000	1,965
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.), 7.000%, 3–15–24 (H)		4,000	3,779

			5,744

Packaged Foods & Meats – 0.1%
Minerva Luxembourg S.A., 5.875%, 1–19–28 (H)		4,700	4,095

Total Consumer Staples – 0.3%			9,839
Energy

Integrated Oil & Gas – 0.6%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 8.750%, 5–23–26		12,781	14,334
Petroleos Mexicanos, 6.500%, 3–13–27		3,000	2,820

			17,154

Oil & Gas Drilling – 0.1%
KCA Deutag UK Finance plc, 9.875%, 4–1–22 (H)		4,167	3,417

Oil & Gas Equipment & Services – 0.2%
SESI LLC, 7.125%, 12–15–21		8,037	6,831

Oil & Gas Storage & Transportation – 0.3%
Energy Transfer Partners L.P., 6.250%, 2–15–66		7,000	5,858
Plains All American Pipeline L.P., 6.125%, 11–15–65		5,000	4,200

			10,058

Total Energy – 1.2%			37,460
Financials

Consumer Finance – 0.1%
Credito Real S.A.B. de C.V., 9.125%, 5–29–66 (H)		3,000	2,820

Diversified Banks – 6.7%
Banco Mercantil del Norte S.A.:
6.875%, 10–6–65 (H)		3,000	2,903
7.625%, 10–6–65 (H)		2,000	1,935
Barclays plc, 7.875%, 12–29–49 (B)		37,158	37,158
BNP Paribas S.A., 7.625%, 12–29–49 (H)		13,190	13,437
HSBC Holdings plc, 6.875%, 12–29–49 (B)		14,580	14,985
ING Groep N.V., Certicaaten Van Aandelen, 6.000%, 10–16–66		16,395	15,926

Intesa Sanpaolo S.p.A., 5.710%, 1–15–26 (H)		10,320	9,464
Royal Bank of Scotland Group plc (The):
7.500%, 12–29–49		6,280	6,217
8.625%, 12–29–49		42,786	44,284
Societe Generale Group, 7.375%, 12–29–49 (H)		27,277	26,561
Standard Chartered plc, 7.500%, 12–29–49 (H)		14,224	14,260
TerraForm Global Operating LLC (GTD by Terra Form Global LLC), 6.125%, 3–1–26 (H)		2,500	2,325
UniCredit S.p.A., 5.861%, 6–19–32 (H)		11,300	9,919

			199,374

Diversified Capital Markets – 1.1%
Credit Suisse Group AG:
7.125%, 7–29–66 (B)		18,601	18,368
7.500%, 6–11–67 (H)		14,050	14,282

			32,650

Investment Banking & Brokerage – 0.5%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps), 3.786%, 5–15–26 (I)		15,554	14,928

Other Diversified Financial Services – 0.3%
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (H)(K)		14,676	8,072

Specialized Finance – 0.1%
Hidrovias International Finance S.a.r.l., 5.950%, 1–24–25 (H)		1,700	1,547
Syngenta Finance N.V.:
4.441%, 4–24–23 (H)		1,179	1,136
5.182%, 4–24–28 (H)		1,770	1,642

			4,325

Total Financials – 8.8%			262,169
Health Care

Health Care Supplies – 0.1%
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (H)		225	241
Universal Hospital Services, Inc., 7.625%, 8–15–20		3,172	3,148

			3,389

Total Health Care – 0.1%			3,389
Industrials

Airlines – 0.2%
ACI Airport Sudamerica S.A., 6.875%, 11–29–32 (H)		4,675	4,815

Railroads – 0.0%
Russian Railways via RZD Capital Ltd., 8.300%, 4–2–19 (J)	RUB	50,000	717

Security & Alarm Services – 0.9%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (H)		$26,193	27,012

Total Industrials – 1.1%			32,544
Information Technology

Data Processing & Outsourced Services – 0.2%
Alliance Data Systems Corp., 5.375%, 8–1–22 (H)		8,140	7,937

IT Consulting & Other Services – 0.1%
Atento Luxco 1 S.A., 6.125%, 8–10–22 (H)		3,600	3,492

Total Information Technology – 0.3%			11,429

TOTAL CORPORATE DEBT SECURITIES – 14.9%			$448,347
(Cost: $484,949)

OTHER GOVERNMENT SECURITIES (L)
Argentina – 1.5%
Province of Buenos Aires, 7.875%, 6–15–27 (H)		7,000	5,040
Province of Mendoza, 8.375%, 5–19–24		15,788	12,788
Republic of Argentina:
4.625%, 1–11–23		24,469	19,331
6.875%, 1–26–27		3,000	2,287
5.875%, 1–11–28		7,900	5,678

			45,124

Canada – 0.1%
City of Toronto, 3.500%, 12–6–21 (J)	CAD	2,000	1,511
Province of Ontario, 4.400%, 6–2–19 (J)		2,000	1,480
Regional Municipality of York, 4.000%, 6–30–21 (J)		2,000	1,526

			4,517

Luxembourg – 0.5%
Rumo Luxembourg S.a.r.l., 7.375%, 2–9–24 (H)	$14,899	15,531

TOTAL OTHER GOVERNMENT SECURITIES – 2.1%		$65,172
(Cost: $77,921)

LOANS(I)
Communication Services

Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.527%, 10–10–24	23,582	21,592

Total Communication Services – 0.7%		21,592
Consumer Staples

Hypermarkets & Super Centers – 0.1%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps), 6.553%, 10–22–25	2,840	2,764

Total Consumer Staples – 0.1%		2,764
Financials

Financial Exchanges & Data – 0.4%
Financial & Risk U.S. Holdings, Inc. (ICE LIBOR plus 375 bps), 6.272%, 10–1–25	11,724	11,138

Investment Banking & Brokerage – 0.4%
Jane Street Group LLC (ICE LIBOR plus 375 bps), 5.527%, 8–25–22	11,696	11,355

Property & Casualty Insurance – 1.3%
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.240%, 4–25–25	1,940	1,828
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps), 6.522%, 2–28–25	13,059	12,700
USI, Inc. (ICE LIBOR plus 300 bps), 5.803%, 5–16–24	27,290	25,687

		40,215

Total Financials – 2.1%		62,708
Health Care

Health Care Facilities – 0.7%
RegionalCare Hospital Partners Holdings, Inc., 0.000%, 11–16–25 (M)	12,057	11,409
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 5.780%, 8–31–24	10,531	9,998

		21,407

Health Care Services – 0.3%
Heartland Dental LLC, 0.000%, 4–30–25 (M)	4,424	4,231
Heartland Dental LLC (ICE LIBOR plus 375 bps), 6.272%, 4–30–25	5,399	5,162

		9,393

Health Care Technology – 0.3%
Verscend Holding Corp. (ICE LIBOR plus 450 bps), 7.022%, 8–27–25	10,800	10,422

Total Health Care – 1.3%		41,222
Industrials

Building Products – 0.1%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps), 10.522%, 3–27–22	3,331	2,981

Construction & Engineering – 0.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps), 7.522%, 5–10–25	9,760	9,085

Total Industrials – 0.4%		12,066
Information Technology

Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps):
6.694%, 12–15–24	4,428	4,267
6.705%, 12–15–24	7,274	7,010

		11,277

Total Information Technology – 0.4%		11,277

Materials

Construction Materials – 0.6%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.803%, 5–31–25	19,542	18,516

Total Materials – 0.6%		18,516

TOTAL LOANS – 5.6%		$170,145
(Cost: $179,049)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 2.3%
U.S. Treasury Notes:
0.125%, 4–15–21	28,533	27,746
0.625%, 1–15–26	42,597	41,467

		69,213

Treasury Obligations – 1.4%
U.S. Treasury Bonds:
8.000%, 11–15–21	4,000	4,605
7.250%, 8–15–22	2,000	2,326
2.750%, 8–15–47	35,782	33,949

		40,880

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.7%		$110,093
(Cost: $114,162)

BULLION – 4.9%	Troy Ounces
Gold	116	149,380

(Cost: $137,353)

SHORT-TERM SECURITIES	Principal
Commercial Paper (N) – 1.6%
Brown-Forman Corp., 2.460%, 1–11–19	$7,000	6,995
DTE Energy Co. (GTD by Detroit Edison Co.), 2.750%, 1–11–19	6,837	6,831
DTE Gas Co., 2.450%, 1–14–19	5,000	4,995
McCormick & Co., Inc., 2.701%, 1–2–19	5,000	4,999
Mondelez International, Inc., 2.800%, 1–15–19	10,000	9,988
Rockwell Automation, Inc., 2.674%, 1–7–19	7,000	6,997
Total Capital Canada Ltd. (GTD by Total S.A.), 2.530%, 1–23–19	7,949	7,936

		48,741

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (O)	2,542	2,542

Money Market Funds – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 2.400%, (P)(Q)	42,415	42,415

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.430%, 1–7–19 (O)	3,000	3,000
2.450%, 1–7–19 (O)	5,500	5,500

		8,500

TOTAL SHORT-TERM SECURITIES – 3.4%		$102,198
(Cost: $102,201)

TOTAL INVESTMENT SECURITIES – 101.5%		$3,068,901
(Cost: $3,584,627)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(46,005)

NET ASSETS – 100.0%		$3,022,896

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $48,796 are on loan.

(C)	Listed on an exchange outside the United States.

(D)	Restricted securities. At December 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	640	$448,211	$–	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	80	168,531	5,741
			$616,742	$5,741

The total value of these securities represented 0.2% of net assets at December 31, 2018.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	Securities whose value was determined using significant unobservable inputs.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $241,648 or 8.0% of net assets.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, MXN - Mexican Peso and RUB - Russian Ruble).

(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the yield to maturity at December 31, 2018.

(O)

 Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)	Investment made with cash collateral received from securities on loan.

(Q)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$61,417	$28,348	$—
Consumer Discretionary	112,319	67,893	5,741
Consumer Staples	175,479	88,293	—
Energy	87,456	46,491	—
Financials	83,840	265,416	—
Health Care	236,873	29,885	—
Industrials	121,464	156,443	—
Information Technology	335,070	96,439	—
Materials	—	24,699	—
Total Common Stocks	$1,213,918	$803,907	$5,741
Corporate Debt Securities	—	448,347	—
Other Government Securities	—	65,172	—
Loans	—	170,145	—
United States Government Obligations	—	110,093	—
Bullion	149,380	—	—
Short-Term Securities	42,415	59,783	—
Total	$1,405,713	$1,657,447	$5,741

During the period ended December 31, 2018, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC (the “Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary and the Company act as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and the Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2018 of the Subsidiary and the Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$3,022,896	$149,424	4.94%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	3,022,896	5,758	0.19

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,584,627

Gross unrealized appreciation	334,921
Gross unrealized depreciation	(850,647)

Net unrealized appreciation	$(515,726)

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Integrated Telecommunication Services – 1.0%
Verizon Communications, Inc.	429	$24,121

Total Communication Services – 1.0%		24,121
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.2%
Coach, Inc.	921	31,094

Casinos & Gaming – 1.8%
Las Vegas Sands, Inc.	868	45,164

General Merchandise Stores – 1.7%
Dollar General Corp.	395	42,718

Home Improvement Retail – 2.0%
Lowe’s Co., Inc.	534	49,282

Restaurants – 1.4%
YUM! Brands, Inc.	366	33,647

Total Consumer Discretionary – 8.1%		201,905
Consumer Staples

Brewers – 0.4%
Anheuser-Busch InBev S.A. ADR (A)	144	9,464

Household Products – 1.4%
Procter & Gamble Co. (The)	368	33,845

Packaged Foods & Meats – 1.5%
General Mills, Inc.	927	36,080

Tobacco – 1.1%
Philip Morris International, Inc.	429	28,663

Total Consumer Staples – 4.4%		108,052
Energy

Integrated Oil & Gas – 1.8%
Chevron Corp.	423	46,029

Oil & Gas Exploration & Production – 0.7%
Cimarex Energy Co.	282	17,410

Oil & Gas Storage & Transportation – 1.3%
Enterprise Products Partners L.P.	1,331	32,738

Total Energy – 3.8%		96,177
Financials

Asset Management & Custody Banks – 1.4%
Blackstone Group L.P. (The)	1,149	34,243

Diversified Banks – 2.8%
Northern Trust Corp.	528	44,094
U.S. Bancorp	572	26,120

		70,214

Financial Exchanges & Data – 1.4%
Intercontinental Exchange, Inc.	448	33,714

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	176	29,376

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	368	35,944

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	379	44,250

Total Financials – 10.0%		247,741
Health Care

Biotechnology – 2.0%
Biogen, Inc. (B)	83	25,021
BioMarin Pharmaceutical, Inc. (B)	296	25,213

		50,234

Health Care Equipment – 2.8%
Medtronic plc	448	40,773
Zimmer Holdings, Inc.	280	28,989

		69,762

Health Care Services – 0.3%
Laboratory Corp. of America Holdings (B)	66	8,277

Managed Health Care – 3.2%
Anthem, Inc.	130	34,023
UnitedHealth Group, Inc.	182	45,265

		79,288

Pharmaceuticals – 2.3%
Jazz Pharmaceuticals plc (B)	170	21,055
Pfizer, Inc.	836	36,509

		57,564

Total Health Care – 10.6%		265,125
Industrials

Aerospace & Defense – 2.3%
Boeing Co. (The)	117	37,652
United Technologies Corp.	176	18,735

		56,387

Agricultural & Farm Machinery – 1.3%
Deere & Co.	208	30,975

Airlines – 1.3%
Delta Air Lines, Inc.	620	30,923

Electrical Components & Equipment – 1.2%
Emerson Electric Co.	499	29,833

Railroads – 1.8%
Union Pacific Corp.	335	46,259

Trucking – 0.9%
Knight Transportation, Inc.	890	22,310

Total Industrials – 8.8%		216,687
Information Technology

Application Software – 1.8%
Autodesk, Inc. (B)	357	45,882

Data Processing & Outsourced Services – 0.6%
MasterCard, Inc., Class A	81	15,205

Semiconductor Equipment – 0.7%
Applied Materials, Inc.	530	17,362

Semiconductors – 5.0%
Broadcom Corp., Class A	186	47,245
Intel Corp.	860	40,381
QUALCOMM, Inc.	638	36,303

		123,929

Systems Software – 1.8%
Microsoft Corp.	450	45,747

Technology Hardware, Storage & Peripherals – 1.6%
Apple, Inc.	251	39,569

Total Information Technology – 11.5%		287,694
Materials

Commodity Chemicals – 0.3%
LyondellBasell Industries N.V., Class A	72	5,991

Specialty Chemicals – 2.4%
Ecolab, Inc.	126	18,566
PPG Industries, Inc.	405	41,408

		59,974

Total Materials – 2.7%		65,965

TOTAL COMMON STOCKS – 60.9%		$1,513,467
(Cost: $1,363,575)

PREFERRED STOCKS
Energy

Integrated Oil & Gas – 1.1%
Hess Corp., Convertible, 8.000%	555	27,555

Total Energy – 1.1%		27,555

TOTAL PREFERRED STOCKS – 1.1%		$27,555
(Cost: $30,072)

ASSET-BACKED SECURITIES	Principal
American Airlines Class AA Pass Through Certificates, Series 2017-2, 3.350%, 10–15–29	$3,892	3,679

TOTAL ASSET-BACKED SECURITIES – 0.1%		$3,679
(Cost: $3,919)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10–15–30	2,550	2,581
3.900%, 3–1–38	3,500	3,244
4.700%, 10–15–48	2,550	2,594

		8,419

Integrated Telecommunication Services – 0.3%
AT&T, Inc.:
4.125%, 2–17–26	2,850	2,784
4.900%, 8–15–37	500	467
Sprint Spectrum Co. LLC and Sprint Spectrum Co. II LLC, 4.738%, 3–20–25 (C)	1,500	1,472
Verizon Communications, Inc., 4.500%, 8–10–33	4,000	3,952

		8,675

Total Communication Services – 0.7%		17,094
Consumer Discretionary

Hotels, Resorts & Cruise Lines – 0.1%
Marriott International, Inc., 4.000%, 4–15–28 (A)	1,500	1,443

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc., 2.800%, 8–22–24 (A)	4,000	3,887

Restaurants – 0.0%
McDonalds Corp., 4.450%, 3–1–47	1,000	958

Total Consumer Discretionary – 0.3%		6,288
Consumer Staples

Distillers & Vintners – 0.1%
Bacardi Ltd., 4.450%, 5–15–25 (C)	2,750	2,714

Drug Retail – 0.0%
CVS Health Corp., 4.100%, 3–25–25	1,000	991

Household Products – 0.2%
Clorox Co. (The), 3.100%, 10–1–27	3,000	2,850
Colgate-Palmolive Co., 3.700%, 8–1–47 (A)	2,500	2,380

		5,230

Tobacco – 0.3%
BAT International Finance plc, 2.750%, 6–15–20 (C)	6,400	6,288

Total Consumer Staples – 0.6%		15,223
Energy

Integrated Oil & Gas – 0.2%
Hess Corp., 4.300%, 4–1–27	4,400	4,030

Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible, 0.750%, 1–15–24	30,100	18,503

Oil & Gas Equipment & Services – 0.1%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc., 3.337%, 12–15–27	3,000	2,762

Oil & Gas Exploration & Production – 0.3%
Concho Resources, Inc., 4.375%, 1–15–25	7,390	7,302

Oil & Gas Storage & Transportation – 1.0%
Colorado Interstate Gas Co., 4.150%, 8–15–26 (C)	8,340	8,152
Hornbeck Offshore Services, Inc., Convertible, 1.500%, 9–1–19	14,572	10,679
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3–15–48	2,000	1,873
Williams Partners L.P., 3.600%, 3–15–22	5,000	4,909

		25,613

Total Energy – 2.4%		58,210
Financials

Asset Management & Custody Banks – 0.2%
Ares Capital Corp., 4.250%, 3–1–25	6,225	5,929

Consumer Finance – 0.4%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22 (A)	1,500	1,451
3.700%, 5–9–23	1,850	1,760
3.500%, 11–7–24	3,500	3,185
Hyundai Capital America, 2.550%, 4–3–20 (C)	2,500	2,468

		8,864

Diversified Banks – 2.1%
Bank of America Corp., 5.875%, 9–15–66	1,000	911
Bank of Montreal, 3.803%, 12–15–32	9,000	8,334
DBS Group Holdings Ltd., 2.246%, 7–16–19 (C)	5,750	5,730
HSBC Holdings plc, 3.400%, 3–8–21	8,750	8,724
ING Bank N.V., 2.500%, 10–1–19 (C)	2,500	2,489
Mizuho Bank Ltd., 2.650%, 9–25–19 (C)	1,700	1,694
Santander Holdings USA, Inc., 3.400%, 1–18–23	2,000	1,922

Standard Chartered plc, 2.250%, 4–17–20 (C)	16,600	16,270
Sumitomo Mitsui Banking Corp., 2.450%, 1–16–20	2,000	1,984
U.S. Bancorp, 3.100%, 4–27–26	4,400	4,168

		52,226

Investment Banking & Brokerage – 1.0%
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3–26–20	6,500	6,429
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	6,000	5,714
3.272%, 9–29–25	7,000	6,561
5.700%, 12–29–49	2,300	2,243
Morgan Stanley, 3.591%, 7–22–28	4,500	4,253

		25,200

Life & Health Insurance – 0.4%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9–30–47 (C)	5,000	4,534
Sumitomo Life Insurance Co., 4.000%, 9–14–77 (C)	5,000	4,613

		9,147

Multi-Line Insurance – 0.4%
Aon plc (GTD by Aon Corp.), 2.800%, 3–15–21	9,500	9,396

Other Diversified Financial Services – 2.0%
Citigroup, Inc.:
5.950%, 12–29–49	14,600	13,384
6.250%, 12–29–49	7,250	6,943
JPMorgan Chase & Co.:
5.000%, 12–29–49	7,700	7,430
5.300%, 11–1–65	2,750	2,716
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 5.990%, 4–29–49 (D)	10,228	10,113
PennantPark Investment Corp., 4.500%, 10–1–19	9,000	8,983

		49,569

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3–15–21 (A)	3,800	3,750

Regional Banks – 0.5%
PNC Bank N.A., 3.250%, 6–1–25	6,500	6,311
SunTrust Banks, Inc., 5.625%, 12–29–49 (A)	7,600	7,524

		13,835

Specialized Finance – 0.2%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 5.450%, 6–15–23 (C)	5,300	5,393

Total Financials – 7.3%		183,309
Health Care

Biotechnology – 0.3%
Amgen, Inc., 2.125%, 5–1–20	7,000	6,906

Health Care Distributors – 0.1%
AmerisourceBergen Corp., 3.450%, 12–15–27	3,000	2,796

Health Care Equipment – 0.2%
Zimmer Holdings, Inc., 2.700%, 4–1–20	4,650	4,605

Health Care Services – 0.3%
Quest Diagnostics, Inc., 3.450%, 6–1–26	6,470	6,213

Health Care Supplies – 0.2%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9–23–23	7,000	6,617

Pharmaceuticals – 0.8%
Celgene Corp., 3.450%, 11–15–27 (A)	4,500	4,097
Forest Laboratories, Inc., 5.000%, 12–15–21 (C)	7,500	7,717
Johnson & Johnson, 3.400%, 1–15–38	9,000	8,387

		20,201

Total Health Care – 1.9%		47,338
Industrials

Aerospace & Defense – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12–1–27	4,000	3,726
Northrop Grumman Corp., 3.250%, 1–15–28	5,500	5,142

		8,868

Airlines – 0.3%
Aviation Capital Group LLC, 3.500%, 11–1–27 (C)	2,250	2,034
Southwest Airlines Co., 2.650%, 11–5–20	5,525	5,450

		7,484

Electrical Components & Equipment – 0.1%
Hubbell, Inc., 3.500%, 2–15–28	3,500	3,282

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11–15–27	6,000	5,732

Industrial Conglomerates – 0.1%
3M Co., 2.875%, 10–15–27	3,000	2,881

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5–15–20	1,649	1,624

Total Industrials – 1.1%		29,871
Information Technology

IT Consulting & Other Services – 0.2%
Keysight Technologies, Inc., 4.600%, 4–6–27 (A)	4,500	4,520

Technology Hardware, Storage & Peripherals – 0.1%
Western Digital Corp., Convertible, 1.500%, 2–1–24 (C)	2,200	1,783

Total Information Technology – 0.3%		6,303
Materials

Diversified Metals & Mining – 0.2%
Anglo American Capital plc, 3.625%, 9–11–24 (C)	2,000	1,888
Anglo American plc, 4.125%, 4–15–21 (C)	3,500	3,498

		5,386

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The), 4.050%, 11–15–27 (A)	6,000	5,694

Specialty Chemicals – 0.1%
Ecolab, Inc., 3.250%, 12–1–27	3,000	2,898

Total Materials – 0.5%		13,978
Real Estate

Specialized REITs – 1.1%
American Tower Corp.:
2.250%, 1–15–22 (A)	10,500	10,048
4.700%, 3–15–22	2,540	2,609
3.375%, 10–15–26	5,080	4,728
American Tower Trust I, 3.652%, 3–23–28 (C)	2,000	1,999
Crown Castle International Corp.:
5.250%, 1–15–23	2,217	2,302
3.200%, 9–1–24	1,000	946
3.700%, 6–15–26	4,200	4,009

		26,641

Total Real Estate – 1.1%		26,641
Utilities

Electric Utilities – 0.5%
Duke Energy Corp., 3.150%, 8–15–27	2,500	2,339
Edison International, 4.125%, 3–15–28	2,000	1,894
Entergy Texas, Inc., 2.550%, 6–1–21	3,900	3,837
Exelon Corp., 2.450%, 4–15–21	4,300	4,206
Kansas City Power & Light Co., 4.200%, 3–15–48 (A)	1,000	971

		13,247

Multi-Utilities – 0.2%
Berkshire Hathaway Energy Co.:
3.250%, 4–15–28	1,000	952
3.800%, 7–15–48 (A)	3,000	2,696

		3,648

Total Utilities – 0.7%		16,895

TOTAL CORPORATE DEBT SECURITIES – 16.9%		$421,150
(Cost: $446,556)

LOANS(D)
Industrials

Industrial Machinery – 0.4%
Dynacast International LLC (ICE LIBOR plus 850 bps), 11.303%, 1–30–23 (E)	10,981	10,212

Total Industrials – 0.4%		10,212

TOTAL LOANS – 0.4%		$10,212
(Cost: $10,827)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.0%
National Archives Facility Trust, 8.500%, 9–1–19	406	415

Mortgage-Backed Obligations – 1.6%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	21	23
6.500%, 1–1–32	24	27
4.500%, 6–1–44	7,460	7,754
3.000%, 6–15–45	9,516	9,552
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 9–1–19	37	38
6.500%, 10–1–28	26	28
6.500%, 2–1–29	4	4
3.500%, 6–25–29	5,828	5,963
7.000%, 11–1–31	34	38
6.500%, 2–1–32	25	28
7.000%, 2–1–32	37	42
7.000%, 3–1–32	16	19
7.000%, 7–1–32	23	25
6.500%, 9–1–32	18	20
5.500%, 5–1–33	16	18
5.500%, 6–1–33	14	15
4.500%, 11–1–43	6,143	6,457
3.000%, 10–25–46	9,581	9,552
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.500%, 8–15–28	9	10

		39,613

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.6%		$40,028
(Cost: $41,861)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations – 4.4%
U.S. Treasury Notes:
0.125%, 7–15–26	42,728	40,118
2.125%, 2–15–40	37,908	44,561
1.000%, 2–15–46	25,508	24,188

		108,867

Treasury Obligations – 13.9%
U.S. Treasury Bonds:
2.250%, 11–15–25	12,870	12,592
3.875%, 8–15–40	2,425	2,789
3.750%, 8–15–41	1,750	1,977
2.750%, 11–15–47	8,000	7,583
3.000%, 2–15–48	4,500	4,484
3.000%, 8–15–48	34,572	34,468
U.S. Treasury Notes:
2.625%, 8–31–20	10,500	10,513
2.875%, 10–31–20 (A)	69,080	69,500
2.750%, 11–30–20	9,500	9,541
2.875%, 10–15–21	64,855	65,533
2.875%, 11–15–21	5,250	5,308
1.875%, 4–30–22	1,800	1,766
2.000%, 7–31–22	8,480	8,340
1.875%, 10–31–22	3,500	3,422
2.000%, 10–31–22	6,520	6,405
2.125%, 12–31–22	16,600	16,367
2.875%, 10–31–23	13,250	13,470
2.750%, 11–15–23	1,500	1,516
2.375%, 8–15–24	3,000	2,973
2.250%, 12–31–24	1,875	1,842
2.875%, 4–30–25	1,500	1,526
2.875%, 5–31–25	8,300	8,445
3.000%, 9–30–25	5,875	6,028
1.500%, 8–15–26	6,500	6,000
2.250%, 2–15–27	10,000	9,717
2.375%, 5–15–27	2,000	1,960
2.250%, 8–15–27	2,000	1,937
2.750%, 2–15–28	6,250	6,287
2.875%, 5–15–28	5,500	5,589
2.875%, 8–15–28	14,850	15,090
3.125%, 11–15–28	2,250	2,335

		345,303

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 18.3%		$454,170
(Cost: $456,567)

SHORT-TERM SECURITIES
Commercial Paper (F) – 0.5%
McCormick & Co., Inc., 2.733%, 1–4–19	5,000	4,999
Walgreens Boots Alliance, Inc., 2.906%, 1–9–19	3,000	2,998
Wisconsin Electric Power Co., 2.754%, 1–7–19	5,000	4,997

		12,994

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (G)	705	705

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 2.400%, (H)(I)	8,497	8,497

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.470%, 1–7–19 (G)	3,665	3,665

TOTAL SHORT-TERM SECURITIES – 0.9%		$25,861
(Cost: $25,861)

TOTAL INVESTMENT SECURITIES – 100.2%		$2,496,122
(Cost: $2,379,238)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(5,569)

NET ASSETS – 100.0%		$2,490,553

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $8,732 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $80,736 or 3.2% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Rate shown is the yield to maturity at December 31, 2018.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,513,467	$—	$—
Preferred Stocks	27,555	—	—
Asset-Backed Securities	—	3,679	—
Corporate Debt Securities	—	421,150	—
Loans	—	—	10,212
United States Government Agency Obligations	—	40,028	—
United States Government Obligations	—	454,170	—
Short-Term Securities	8,497	17,364	—
Total	$1,549,519	$936,391	$10,212

During the period ended December 31, 2018, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,379,238

Gross unrealized appreciation	253,745
Gross unrealized depreciation	(136,861)

Net unrealized appreciation	$116,884

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Broadcasting – 1.1%
Discovery Holding Co., Class A (A)(B)	1,730	$42,795

Cable & Satellite – 1.8%
Charter Communications, Inc., Class A (A)	245	69,761

Integrated Telecommunication Services – 2.6%
Verizon Communications, Inc.	1,754	98,610

Interactive Home Entertainment – 2.7%
Electronic Arts, Inc. (A)	247	19,491
Take-Two Interactive Software, Inc. (A)	808	83,165

		102,656

Interactive Media & Services – 4.0%
Alphabet, Inc., Class A (A)	150	156,326

Total Communication Services – 12.2%		470,148
Consumer Discretionary

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	922	48,001

Footwear – 2.2%
NIKE, Inc., Class B	1,128	83,652

Home Improvement Retail – 1.0%
Home Depot, Inc. (The)	234	40,272

Internet & Direct Marketing Retail – 2.0%
Amazon.com, Inc. (A)	51	76,751

Leisure Facilities – 1.0%
Vail Resorts, Inc.	182	38,348

Total Consumer Discretionary – 7.4%		287,024
Consumer Staples

Household Products – 2.0%
Procter & Gamble Co. (The)	822	75,577

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	279	56,774
Wal-Mart Stores, Inc.	312	29,081

		85,855

Soft Drinks – 2.8%
Coca-Cola Co. (The)	2,273	107,622

Tobacco – 1.5%
Philip Morris International, Inc.	884	59,044

Total Consumer Staples – 8.5%		328,098
Energy

Oil & Gas Exploration & Production – 0.7%
ConocoPhillips	447	27,895

Oil & Gas Refining & Marketing – 1.4%
Marathon Petroleum Corp.	905	53,422

Total Energy – 2.1%		81,317
Financials

Asset Management & Custody Banks – 1.6%
Blackstone Group L.P. (The)	2,133	63,579

Financial Exchanges & Data – 2.0%
CME Group, Inc.	413	77,712

Investment Banking & Brokerage – 1.8%
Morgan Stanley	1,777	70,462

Other Diversified Financial Services – 4.9%
Citigroup, Inc.	1,836	95,598
JPMorgan Chase & Co.	942	91,989

		187,587

Total Financials – 10.3%		399,340
Health Care

Health Care Equipment – 4.0%
Danaher Corp.	378	38,969
Medtronic plc	1,276	116,056

		155,025

Managed Health Care – 4.1%
UnitedHealth Group, Inc.	635	158,091

Pharmaceuticals – 5.2%
Elanco Animal Health, Inc. (A)	1,703	53,706
Eli Lilly and Co.	686	79,419
Zoetis, Inc.	820	70,100

		203,225

Total Health Care – 13.3%		516,341

Industrials

Aerospace & Defense – 7.7%
Airbus SE (C)	440	41,902
Boeing Co. (The)	273	88,075
Lockheed Martin Corp.	374	97,928
United Technologies Corp.	651	69,340

		297,245

Air Freight & Logistics – 0.8%
FedEx Corp.	196	31,669

Environmental & Facilities Services – 1.1%
Republic Services, Inc., Class A	608	43,845

Railroads – 0.8%
Norfolk Southern Corp.	191	28,622

Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	330	30,703

Total Industrials – 11.2%		432,084
Information Technology

Application Software – 1.2%
Intuit, Inc.	235	46,280

Data Processing & Outsourced Services – 7.0%
First Data Corp., Class A (A)	2,545	43,029
MasterCard, Inc., Class A	409	77,149
PayPal, Inc. (A)	712	59,855
Visa, Inc., Class A	701	92,462

		272,495

Electronic Manufacturing Services – 2.3%
IPG Photonics Corp. (A)	146	16,563
TE Connectivity Ltd.	943	71,342

		87,905

Semiconductor Equipment – 1.0%
Applied Materials, Inc.	1,220	39,939

Semiconductors – 4.3%
Analog Devices, Inc.	713	61,154
QUALCOMM, Inc.	964	54,878
Texas Instruments, Inc.	546	51,550

		167,582

Systems Software – 5.0%
Microsoft Corp.	1,911	194,110

Technology Hardware, Storage & Peripherals – 2.5%
Apple, Inc.	602	94,991

Total Information Technology – 23.3%		903,302
Materials

Commodity Chemicals – 1.5%
LyondellBasell Industries N.V., Class A	678	56,357

Specialty Chemicals – 1.8%
Sherwin-Williams Co. (The)	180	70,705

Total Materials – 3.3%		127,062
Utilities

Electric Utilities – 1.3%
NextEra Energy, Inc.	290	50,362

Total Utilities – 1.3%		50,362

TOTAL COMMON STOCKS – 92.9%		$3,595,078
(Cost: $3,226,773)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 3.5%
DTE Energy Co. (GTD by Detroit Edison Co.):
2.904%, 1–7–19	$6,000	5,997
2.750%, 1–11–19	7,000	6,994
DTE Gas Co.,
2.450%, 1–14–19	5,000	4,995
E.I. du Pont de Nemours and Co.,
2.770%, 1–15–19	7,000	6,992
International Paper Co.,
2.730%, 1–10–19	10,000	9,992
McCormick & Co., Inc.,
2.733%, 1–4–19	11,000	10,997
Mondelez International, Inc.,
2.800%, 1–15–19	10,000	9,988
Rockwell Automation, Inc.,
2.674%, 1–7–19	8,000	7,996
Walgreens Boots Alliance, Inc.:
2.906%, 1–9–19	23,765	23,749
2.730%, 1–10–19	15,600	15,588
Wisconsin Electric Power Co.:
2.754%, 1–7–19	10,000	9,995
2.660%, 1–10–19	10,000	9,993
Wisconsin Gas LLC:
2.605%, 1–9–19	5,000	4,997
2.520%, 1–10–19	8,000	7,994

		136,267

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (E)	766	766

Money Market Funds – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.400%, (F)(G)	37,369	37,369

Municipal Obligations – 0.5%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
1.760%, 1–7–19 (E)	2,000	2,000
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.670%, 1–1–19 (E)	2,770	2,770
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
1.680%, 1–7–19 (E)	5,500	5,500
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.),
2.750%, 1–23–19	2,442	2,442
University of California (1-Month U.S. LIBOR plus 8 bps),
2.450%, 1–7–19 (E)	8,000	8,000

		20,712

United States Government Agency Obligations – 3.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.430%, 1–7–19 (E)	93,626	93,627
2.440%, 1–7–19 (E)	5,900	5,900
2.450%, 1–7–19 (E)	14,201	14,201
2.470%, 1–7–19 (E)	24,570	24,570

		138,298

TOTAL SHORT-TERM SECURITIES – 8.6%		$333,412
(Cost: $333,416)

TOTAL INVESTMENT SECURITIES – 101.5%		$3,928,490
(Cost: $3,560,189)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(59,888)

NET ASSETS – 100.0%		$3,868,602

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $36,466 are on loan.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at December 31, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at December 31, 2018.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation
Euro	36,214	U.S. Dollar	42,292	1-7-19	Citibank N.A.	$785

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$470,148	$—	$—
Consumer Discretionary	287,024	—	—
Consumer Staples	328,098	—	—
Energy	81,317	—	—
Financials	399,340	—	—
Health Care	516,341	—	—
Industrials	390,182	41,902	—
Information Technology	903,302	—	—
Materials	127,062	—	—
Utilities	50,362	—	—
Total Common Stocks	$3,553,176	$41,902	$—
Short-Term Securities	37,369	296,043	—
Total	$3,590,545	$337,945	$—
Forward Foreign Currency Contracts	$—	$785	$—

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,560,189

Gross unrealized appreciation	551,157
Gross unrealized depreciation	(182,856)

Net unrealized appreciation	$368,301

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Argentina

Energy – 0.8%
YPF Sociedad Anonima ADR (A)	1,099	$14,715

Total Argentina – 0.8%		$14,715
Brazil

Consumer Discretionary – 2.5%
MercadoLibre, Inc.	154	44,988

Energy – 3.3%
Petroleo Brasileiro S.A.	9,878	57,691

Financials – 6.9%
Banco Bradesco S.A.	3,271	32,815
Banco do Brasil S.A.	4,468	54,098
Itau Unibanco Holdings S.A.	3,662	33,914

		120,827

Health Care – 0.6%
Hypermarcas S.A.	1,481	11,577

Materials – 2.9%
Vale S.A.	3,894	51,911

Total Brazil – 16.2%		$286,994
China

Communication Services – 7.0%
NetEase.com, Inc. ADR	107	25,246
Tencent Holdings Ltd.	2,455	98,398

		123,644

Consumer Discretionary – 6.7%
Alibaba Group Holding Ltd. ADR (B)	695	95,199
Midea Group Co. Ltd., Class A	4,181	22,572

		117,771

Financials – 7.8%
BOC Hong Kong (Holdings) Ltd., H Shares	79,778	34,393
China International Capital Corp. Ltd., H Shares (A)	15,713	29,424
Industrial and Commercial Bank of China Ltd., H Shares	51,201	36,417
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,266	37,635

		137,869

Health Care – 1.3%
BeiGene Ltd. ADR (A)(B)	158	22,185

Industrials – 1.0%
ZTO Express (Cayman), Inc. ADR	1,143	18,100

Information Technology – 0.5%
Sunny Optical Technology (Group) Co. Ltd.	1,017	9,042

Real Estate – 3.3%
China Overseas Land & Investment Ltd.	10,352	35,693
Logan Property Holdings Co. Ltd.	18,748	23,409

		59,102

Total China – 27.6%		$487,713
Hong Kong

Consumer Discretionary – 2.3%
Galaxy Entertainment Group	6,544	41,337

Total Hong Kong – 2.3%		$41,337
India

Communication Services – 0.5%
Zee Entertainment Enterprises Ltd.	1,182	8,061

Consumer Discretionary – 1.4%
Maruti Suzuki India Ltd.	194	20,706
Page Industries Ltd.	10	3,593

		24,299

Consumer Staples – 1.4%
ITC Ltd.	6,127	24,703

Energy – 3.0%
Reliance Industries Ltd.	3,284	52,707

Financials – 4.0%
HDFC Bank Ltd.	1,470	44,710
Kotak Mahindra Bank Ltd.	981	17,647
RBL Bank Ltd.	1,073	8,840

		71,197

Health Care – 1.2%
Aurobindo Pharma Ltd.	1,974	20,704

Industrials – 0.4%
Havells India Ltd.	617	6,102

Information Technology – 1.1%
Tata Consultancy Services Ltd.	696	18,867

Utilities – 1.2%
GAIL (India) Ltd.	4,053	20,911

Total India – 14.2%		$247,551
Indonesia

Financials – 1.3%
PT Bank Mandiri (Persero) Tbk	21,147	10,848
PT Bank Rakyat Indonesia	46,992	11,972

		22,820

Total Indonesia – 1.3%		$22,820
Macau

Consumer Discretionary – 1.4%
Sands China Ltd.	5,433	23,695

Total Macau – 1.4%		$23,695
Mexico

Materials – 2.1%
Mexichem S.A.B. de C.V.	14,585	37,043

Total Mexico – 2.1%		$37,043
Russia

Communication Services – 2.1%
Yandex N.V., Class A (B)	1,349	36,900

Energy – 2.8%
PJSC LUKOIL ADR	682	48,779

Financials – 1.9%
Sberbank of Russia PJSC ADR	3,077	33,691

Real Estate – 0.4%
Etalon Group Ltd. GDR	3,915	6,412

Total Russia – 7.2%		$125,782
South Africa

Communication Services – 2.3%
Naspers Ltd., Class N	203	40,599

Financials – 2.2%
Capitec Bank Holdings Ltd. (A)	510	39,554

Materials – 1.4%
Sasol Ltd.	839	24,926

Total South Africa – 5.9%		$105,079
South Korea

Consumer Discretionary – 1.4%
Hyundai Motor Co.	235	24,996

Health Care – 1.6%
Samsung BioLogics Co. Ltd. (B)	82	28,677

Industrials – 1.3%
Hyundai Heavy Industries Co. Ltd. (B)	205	23,691

Information Technology – 5.2%
Samsung Electronics Co. Ltd.	2,378	82,773
SK hynix, Inc.	159	8,651

		91,424

Materials – 0.8%
POSCO	62	13,559

Total South Korea – 10.3%		$182,347
Switzerland

Materials – 0.5%
Glencore International plc	2,463	9,157

Total Switzerland – 0.5%		$9,157
Taiwan

Information Technology – 6.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	15,821	114,883

Total Taiwan – 6.5%		$114,883
Thailand

Energy – 1.2%
PTT Public Co. Ltd.	15,441	21,777

Total Thailand – 1.2%		$21,777
Vietnam

Real Estate – 2.2%
Vinhomes JSC (B)	12,368	39,447

Total Vietnam – 2.2%		$39,447

TOTAL COMMON STOCKS – 99.7%		$1,760,340
(Cost: $1,644,218)

SHORT-TERM SECURITIES	Principal
Money Market Funds – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.400%, (C)(D)	$13,167	13,167

TOTAL SHORT-TERM SECURITIES – 0.7%		$13,167
(Cost: $13,167)

TOTAL INVESTMENT SECURITIES – 100.4%		$1,773,507
(Cost: $1,657,385)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(7,414)

NET ASSETS – 100.0%		$1,766,093

Consolidated Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $30,759 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the annualized 7-day yield at December 31, 2018.

(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$62,146	$147,058	$—
Consumer Discretionary	140,187	136,899	—
Consumer Staples	—	24,703	—
Energy	24,082	171,587	—
Financials	—	425,958	—
Health Care	22,185	60,958	—
Industrials	18,100	29,793	—
Information Technology	—	234,216	—
Materials	37,043	99,553	—
Real Estate	6,412	98,549	—
Utilities	—	20,911	—
Total Common Stocks	$310,155	$1,450,185	$—
Short-Term Securities	13,167	—	—
Total	$323,322	$1,450,185	$—

6. BASIS FOR CONSOLIDATION OF THE IVY EMERGING MARKETS EQUITY FUND

Ivy EME, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Emerging Markets Equity Fund (referred to as “the Fund” in this subsection). The Subsidiary acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2018 of the Subsidiary to the Fund (amounts in thousands).

Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy EME, Ltd.	1-31-13	4-10-13	$1,766,093	$341	0.02%

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,657,385

Gross unrealized appreciation	207,815
Gross unrealized depreciation	(91,693)

Net unrealized appreciation	$116,122

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.0%
Chevron Corp.	57	$6,196
Suncor Energy, Inc.	262	7,339

		13,535

Oil & Gas Drilling – 6.6%
Ensco plc (A)	1,745	6,214
Patterson-UTI Energy, Inc.	717	7,420
Transocean, Inc. (B)	1,205	8,360

		21,994

Oil & Gas Equipment & Services – 24.7%
Baker Hughes, Inc.	178	3,830
C&J Energy Services, Inc. (B)	436	5,882
Cactus, Inc., Class A (B)	332	9,107
Core Laboratories N.V.	95	5,644
Dril-Quip, Inc. (B)	192	5,769
FMC Technologies, Inc.	337	6,605
Frank’s International N.V. (B)	540	2,819
FTS International, Inc. (B)	547	3,887
Halliburton Co.	446	11,861
Helix Energy Solutions Group, Inc. (B)	769	4,159
Liberty Oilfield Services, Inc., Class A (A)	295	3,818
National Oilwell Varco, Inc.	126	3,238
ProPetro Holding Corp. (B)	456	5,612
Schlumberger Ltd.	279	10,060

		82,291

Oil & Gas Exploration & Production – 41.7%
Anadarko Petroleum Corp.	212	9,308
Centennial Resource Development, Inc., Class A (B)	464	5,113
Concho Resources, Inc. (B)	200	20,584
Continental Resources, Inc. (B)	396	15,911
Diamondback Energy, Inc.	142	13,154
EOG Resources, Inc.	159	13,836
Marathon Oil Corp.	716	10,263
Oasis Petroleum LLC (B)	1,286	7,113
Parsley Energy, Inc., Class A (B)	652	10,416
Pioneer Natural Resources Co.	104	13,658
Whiting Petroleum Corp. (B)	355	8,044
WPX Energy, Inc. (B)	1,032	11,716

		139,116

Oil & Gas Refining & Marketing – 12.7%
Marathon Petroleum Corp.	202	11,926
PBF Energy, Inc., Class A	214	6,982
Phillips 66	145	12,469
Valero Energy Corp.	145	10,844

		42,221

Oil & Gas Storage & Transportation – 4.1%
Energy Transfer L.P.	356	4,698
Enterprise Products Partners L.P.	280	6,873
MPLX L.P.	73	2,211

		13,782

Total Energy – 93.8%		312,939
Industrials

Industrial Machinery – 1.3%
Dover Corp. (B)	166	4,484

Total Industrials – 1.3%		4,484
Information Technology

Data Processing & Outsourced Services – 2.5%
Wright Express Corp. (B)	59	8,299

Total Information Technology – 2.5%		8,299

TOTAL COMMON STOCKS – 97.6%		$325,722
(Cost: $355,653)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 2.0%
J.M. Smucker Co. (The), 2.750%, 1–2–19	$3,544	3,544
Wisconsin Electric Power Co., 2.754%, 1–7–19	3,000	2,998

		6,542

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (D)	1,530	1,530

Money Market Funds – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 2.400%, (E)(F)	6,269	6,269

TOTAL SHORT-TERM SECURITIES – 4.4%		$14,341
(Cost: $14,341)

TOTAL INVESTMENT SECURITIES – 102.0%		$340,063
(Cost: $369,994)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.0)%		(6,508)

NET ASSETS – 100.0%		$333,555

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $9,267 are on loan.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1– Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$325,722	$—	$—
Short-Term Securities	6,269	8,072	—
Total	$331,991	$8,072	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$369,994

Gross unrealized appreciation	39,739
Gross unrealized depreciation	(69,670)

Net unrealized depreciation	$(29,931)

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Panama

Financials – 0.7%
Banco Latinoamericano de Comercio Exterior S.A.	194	$3,356

Total Panama – 0.7%		$3,356

TOTAL COMMON STOCKS – 0.7%		$3,356
(Cost: $4,109)

CORPORATE DEBT SECURITIES	Principal
Argentina

Energy – 1.8%
Pampa Energia S.A.
7.500%, 1–24–27 (A)	$2,850	2,388
Pan American Energy LLC
7.875%, 5–7–21 (A)	5,000	5,006
YPF Sociedad Anonima
8.500%, 3–23–21 (A)	1,000	988

		8,382

Total Argentina – 1.8%		$8,382
Australia

Utilities – 0.7%
Ausgrid Finance Pty Ltd.
3.850%, 5–1–23 (A)	3,400	3,392

Total Australia – 0.7%		$3,392
Austria

Consumer Staples – 0.4%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2–5–23 (A)	2,025	2,005

Total Austria – 0.4%		$2,005
Bermuda

Consumer Staples – 0.6%
Bacardi Ltd.
4.450%, 5–15–25 (A)	2,800	2,764

Total Bermuda – 0.6%		$2,764
Brazil

Consumer Staples – 0.3%
Cosan Ltd.
5.950%, 9–20–24 (A)	1,575	1,547

Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12–12–16 (A)(B)	987	—	*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2–20–15 (A)(B)	9,000	45

Materials – 0.8%
Fibria Overseas Finance Ltd.
4.000%, 1–14–25 (C)	2,000	1,886
Vale Overseas Ltd.
6.250%, 8–10–26	1,850	1,998

		3,884

Utilities – 0.9%
Aegea Finance S.a.r.l.
5.750%, 10–10–24 (A)	2,300	2,191
Cemig Geracao e Transmissao S.A.
9.250%, 12–5–24 (A)	1,600	1,703

		3,894

Total Brazil – 2.0%		$9,370
Canada

Energy – 0.4%
TransCanada PipeLines Ltd.
4.250%, 5–15–28	2,000	1,982

Financials – 1.5%
Canadian Imperial Bank of Commerce
2.100%, 10–5–20	5,000	4,906
Royal Bank of Canada:
2.500%, 1–19–21	750	741
4.650%, 1–27–26	1,500	1,545

		7,192

Total Canada – 1.9%		$9,174
Cayman Islands

Communication Services – 0.7%
Sable International Finance Ltd.
6.875%, 8–1–22 (A)	3,000	3,062

Industrials – 0.6%
Guanay Finance Ltd.:
6.000%, 12–15–20 (A)		2,616	2,632
6.000%, 12–15–20		187	189

			2,821

Materials – 0.9%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4–15–21 (A)		2,000	2,054
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.)
4.375%, 5–15–23 (A)		2,600	2,575

			4,629

Total Cayman Islands – 2.2%			$10,512
Chile

Financials – 0.3%
Banco Santander Chile
2.500%, 12–15–20 (A)		1,600	1,560

Industrials – 1.3%
LATAM Airlines Group S.A.
7.250%, 6–9–20 (A)		5,800	5,921

Materials – 1.0%
Celulosa Arauco y Constitucion S.A.
4.500%, 8–1–24		4,800	4,740

Utilities – 0.4%
Enel Chile S.A.
4.875%, 6–12–28		2,080	2,075

Total Chile – 3.0%			$14,296
China

Communication Services – 0.4%
Tencent Holdings Ltd.
2.985%, 1–19–23 (A)		1,800	1,749

Consumer Discretionary – 0.6%
Alibaba Group Holding Ltd.:
2.500%, 11–28–19		1,000	994
2.800%, 6–6–23		1,600	1,549

			2,543

Energy – 0.4%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9–12–25 (A)		2,000	2,002

Total China – 1.4%			$6,294
Columbia

Financials – 0.4%
Banco de Bogota S.A.
5.375%, 2–19–23 (A)		2,000	1,985

Utilities – 2.3%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (D)	COP	10,066,000	3,229
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (D)		25,238,000	7,811

			11,040

Total Columbia – 2.7%			$13,025
Denmark

Financials – 0.4%
Danske Bank A.S.
2.700%, 3–2–22 (A)		$2,000	1,916

Total Denmark – 0.4%			$1,916
France

Consumer Staples – 0.1%
Pernod Ricard S.A.
4.250%, 7–15–22 (A)		750	761

Financials – 0.6%
BNP Paribas S.A.
7.625%, 12–29–49 (A)		3,000	3,056

Total France – 0.7%			$3,817
Hong Kong

Financials – 0.2%
Bangkok Bank Public Co. Ltd.
4.050%, 3–19–24 (A)		1,200	1,206

Total Hong Kong – 0.2%			$1,206

India

Industrials – 1.0%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (A)	4,800	4,748

Materials – 0.7%
Vedanta Resources plc
6.375%, 7–30–22 (A)	3,500	3,129

Total India – 1.7%		$7,877
Indonesia

Utilities – 0.2%
Perusahaan Listrik Negara
5.450%, 5–21–28 (A)	1,100	1,112

Total Indonesia – 0.2%		$1,112
Ireland

Communication Services – 0.6%
Mobile TeleSystems OJSC
5.000%, 5–30–23	3,000	2,920

Financials – 0.7%
MTS International Funding Ltd.
5.000%, 5–30–23 (A)	3,150	3,066

Total Ireland – 1.3%		$5,986
Japan

Financials – 1.6%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7–25–27	1,500	1,430
Mizuho Financial Group, Inc.
3.170%, 9–11–27	1,500	1,411
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7–19–23	2,650	2,667
3.936%, 10–16–23	2,000	2,035

		7,543

Total Japan – 1.6%		$7,543
Luxembourg

Communication Services – 0.7%
Altice S.A.
7.625%, 2–15–25 (A)(C)	4,500	3,364

Consumer Staples – 0.2%
Minerva Luxembourg S.A.
5.875%, 1–19–28 (A)	900	784

Information Technology – 0.9%
Atento Luxco 1 S.A.
6.125%, 8–10–22 (A)	4,700	4,559

Total Luxembourg – 1.8%		$8,707
Macau

Consumer Discretionary – 0.3%
Sands China Ltd.
5.125%, 8–8–25 (A)	1,400	1,387

Total Macau – 0.3%		$1,387
Mexico

Consumer Discretionary – 0.3%
Nemak S.A.B. de C.V.
4.750%, 1–23–25 (A)	1,600	1,492

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V.
4.875%, 6–30–20 (A)	2,950	3,009

Energy – 0.1%
Petroleos Mexicanos
5.350%, 2–12–28	500	436

Financials – 1.7%
Banco Santander (Mexico) S.A.
5.950%, 10–1–28 (A)	850	853
Banco Santander S.A.
4.125%, 11–9–22 (A)	5,100	5,023
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (A)	2,000	1,842

		7,718

Materials – 1.5%
C5 Capital (SPV) Ltd. (3-Month U.S. LIBOR plus 428 bps)
7.080%, 12–29–49 (A)(E)	6,600	6,425
CEMEX S.A.B. de C.V.
7.750%, 4–16–26 (A)(C)	500	526

		6,951

Total Mexico – 4.2%		$19,606
Netherlands

Communication Services – 1.5%
Myriad International Holdings B.V.
6.000%, 7–18–20 (A)	1,150	1,180
VTR Finance B.V.
6.875%, 1–15–24 (A)	5,885	5,885

		7,065

Consumer Staples – 0.8%
Marfrig Holdings (Europe) B.V.:
6.875%, 6–24–19 (A)	1,500	1,510
8.000%, 6–8–23 (A)	2,350	2,356

		3,866

Energy – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
8.375%, 5–23–21	656	712

Financials – 1.7%
Cooperatieve Rabobank U.A.
3.875%, 2–8–22	1,800	1,820
Enel Finance International N.V.
4.625%, 9–14–25 (A)	3,350	3,216
Sigma Finance, Inc.
4.875%, 3–27–28 (A)	1,400	1,332
Syngenta Finance N.V.
5.182%, 4–24–28 (A)	1,725	1,600

		7,968

Total Netherlands – 4.1%		$19,611
Norway

Energy – 0.4%
Aker BP ASA
6.000%, 7–1–22 (A)	1,900	1,909

Total Norway – 0.4%		$1,909
Peru

Financials – 0.6%
Banco de Credito del Peru
4.250%, 4–1–23 (A)	1,350	1,340
Corporacion Financiera de Desarrolla S.A.
4.750%, 2–8–22 (A)	1,350	1,365

		2,705

Materials – 0.1%
San Miguel Industrias PET S.A.
4.500%, 9–18–22 (A)	750	724

Total Peru – 0.7%		$3,429
Qatar

Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9–30–20 (A)	827	835

Total Qatar – 0.2%		$835
Singapore

Consumer Staples – 2.6%
Olam International Ltd.
7.500%, 8–12–20 (C)	11,650	12,144

Total Singapore – 2.6%		$12,144
South Korea

Communication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4–16–23 (A)	500	501

Financials – 0.4%
Hyundai Capital Services, Inc.
3.017%, 8–29–22 (A)	2,100	2,032

Total South Korea – 0.5%		$2,533
Switzerland

Financials – 0.4%
Credit Suisse Group AG
4.282%, 1–9–28 (A)	1,800	1,737

Total Switzerland – 0.4%		$1,737
United Arab Emirates

Energy – 0.1%
Abu Dhabi National Energy Co.
4.375%, 4–23–25 (A)	600	595

Financials – 1.3%
ICICI Bank Ltd.:
3.500%, 3–18–20 (A)	4,275	4,254
4.000%, 3–18–26 (A)	2,000	1,872

		6,126

Total United Arab Emirates – 1.4%		$6,721
United Kingdom

Consumer Staples – 0.5%
Imperial Tobacco Finance plc
3.750%, 7–21–22 (A)	2,300	2,281

Financials – 3.3%
ANZ New Zealand International Ltd.
3.450%, 1–21–28 (A)	1,300	1,241
Barclays plc
4.337%, 1–10–28	1,800	1,667
HSBC Holdings plc:
4.583%, 6–19–29	1,900	1,884
5.625%, 12–29–49	4,300	4,166
Royal Bank of Scotland Group plc (The)
6.000%, 12–19–23	2,000	2,024
State Bank of India:
3.622%, 4–17–19 (A)	2,300	2,300
4.875%, 4–17–24 (A)	2,300	2,359

		15,641

Total United Kingdom – 3.8%		$17,922
United States

Communication Services – 2.3%
T-Mobile USA, Inc.
6.000%, 3–1–23	11,097	11,152

Consumer Discretionary – 0.5%
Volkswagen Group of America, Inc.
4.250%, 11–13–23 (A)	2,500	2,479

Consumer Staples – 1.9%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB)
2.650%, 2–1–21	977	960
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4–13–28	2,850	2,728
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	2,500	2,493
Maple Escrow Subsidiary, Inc.
4.597%, 5–25–28 (A)	2,800	2,780

		8,961

Energy – 0.3%
Brand Energy & Infrastructure Services, Inc.
8.500%, 7–15–25 (A)	1,677	1,430

Financials – 5.2%
Bank of America Corp.
3.593%, 7–21–28	3,175	3,013
BBVA Bancomer S.A.
6.500%, 3–10–21 (A)	1,750	1,816
Citigroup, Inc.
3.520%, 10–27–28	3,125	2,916
Cooperatieve Rabobank U.A.
3.125%, 4–26–21	1,750	1,743
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (A)	1,950	1,944
Goldman Sachs Group, Inc. (The)
3.814%, 4–23–29	2,600	2,429
Industrial and Commercial Bank of China Ltd.
2.957%, 11–8–22	750	732
JPMorgan Chase & Co.
3.540%, 5–1–28	2,132	2,034
TerraForm Global Operating LLC (GTD by Terra Form Global LLC)
6.125%, 3–1–26 (A)	1,300	1,209
Wells Fargo & Co.
4.300%, 7–22–27	3,000	2,953
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
6.558%, 3–29–49 (E)	4,225	4,199

		24,988

Health Care – 0.7%
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (A)	300	302
4.500%, 1–15–23 (A)	2,925	2,955

		3,257

Industrials – 2.3%
Azul Investments LLP
5.875%, 10–26–24 (A)	3,150	2,941
BAE Systems Holdings, Inc.
2.850%, 12–15–20 (A)	2,225	2,195
TransDigm, Inc. (GTD by TransDigm Group, Inc.)
6.000%, 7–15–22	6,213	6,066

		11,202

Real Estate – 1.9%
Aircastle Ltd.
4.400%, 9–25–23	2,800	2,754
American Tower Corp.
3.400%, 2–15–19	6,500	6,503

		9,257

Total United States – 15.1%		$72,726

TOTAL CORPORATE DEBT SECURITIES – 58.3%		$277,938
(Cost: $301,413)

OTHER GOVERNMENT SECURITIES (F)
Argentina – 2.7%
Aeropuertos Argentina 2000 S.A.
6.875%, 2–1–27 (A)	1,075	992
Province of Buenos Aires
9.950%, 6–9–21	7,050	6,627
Republic of Argentina
6.875%, 4–22–21	6,050	5,466

		13,085

Brazil – 0.9%
Federative Republic of Brazil
4.875%, 1–22–21	4,000	4,090

Columbia – 1.5%
Republic of Colombia
4.375%, 7–12–21	7,000	7,105

Indonesia – 3.2%
Perusahaan Listrik Negara
5.375%, 1–25–29 (A)	4,800	4,805
Republic of Indonesia:
3.750%, 4–25–22 (A)	7,000	6,929
2.950%, 1–11–23	3,500	3,341

		15,075

Luxembourg – 0.8%
Rumo Luxembourg S.a.r.l.
7.375%, 2–9–24 (A)	3,550	3,700

Mexico – 1.4%
United Mexican States
3.625%, 3–15–22	7,000	6,922

Poland – 0.3%
Republic of Poland
5.125%, 4–21–21	1,250	1,303

Qatar – 1.2%
Qatar Government Bond
2.375%, 6–2–21 (A)	5,800	5,663

Russia – 0.9%
Russian Federation
3.500%, 1–16–19 (A)	4,200	4,196

Saudi Arabia – 0.4%
Saudi Arabia Government Bond
2.375%, 10–26–21 (A)	2,250	2,166

Turkey – 1.7%
Turkey Government Bond:
5.125%, 3–25–22	6,100	5,935
6.250%, 9–26–22	2,000	2,012

		7,947

United States – 0.1%
Republic of Argentina
5.625%, 1–26–22	750	633

TOTAL OTHER GOVERNMENT SECURITIES – 15.1%		$71,885
(Cost: $73,862)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index)
3.358%, 5–25–45 (A)(E)	$1,000	999
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10–1–35	357	371
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3–1–22	17	18

		1,388

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$1,388
(Cost: $1,387)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 22.0%
U.S. Treasury Bonds
2.250%, 11–15–25	15,450	15,116
U.S. Treasury Notes:
1.250%, 10–31–21	7,500	7,249
1.750%, 11–30–21	7,200	7,054
1.875%, 1–31–22	3,000	2,947
1.750%, 5–15–22	2,925	2,856
1.875%, 9–30–22	4,000	3,913
1.875%, 10–31–22	1,600	1,564
1.375%, 6–30–23	2,175	2,071
1.625%, 10–31–23	3,700	3,551
2.125%, 3–31–24	11,000	10,783
2.125%, 9–30–24	11,900	11,629
2.875%, 7–31–25	1,855	1,888
1.625%, 2–15–26	3,000	2,810
1.500%, 8–15–26	5,180	4,782
2.000%, 11–15–26	4,000	3,821
2.375%, 5–15–27	5,100	4,997
2.250%, 8–15–27	4,500	4,358
2.250%, 11–15–27	4,400	4,254
2.875%, 5–15–28	9,000	9,145

		104,788

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.0%		$104,788
(Cost: $106,573)

SHORT-TERM SECURITIES
Commercial Paper (G) – 2.1%
DTE Energy Co. (GTD by Detroit Edison Co.)
2.813%, 1–2–19	9,838	9,837

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.720%, 1–7–19 (H)	1,364	1,364

Money Market Funds – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.400%, (I)(J)	2,077	2,077

TOTAL SHORT-TERM SECURITIES – 2.8%		$13,278
(Cost: $13,278)

TOTAL INVESTMENT SECURITIES – 99.2%		$472,633
(Cost: $500,622)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		3,716

NET ASSETS – 100.0%		$476,349

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $185,752 or 39.0% of net assets.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	All or a portion of securities with an aggregate value of $2,027 are on loan.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP – Columbian Peso).

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	Rate shown is the yield to maturity at December 31, 2018.

(H)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Rate shown is the annualized 7-day yield at December 31, 2018.

(J)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,356	$—	$—
Corporate Debt Securities	—	277,938	—
Other Government Securities	—	71,885	—
United States Government Agency Obligations	—	1,388	—
United States Government Obligations	—	104,788	—
Short-Term Securities	2,077	11,201	—
Total	$5,433	$467,200	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$500,622

Gross unrealized appreciation	2,729
Gross unrealized depreciation	(30,717)

Net unrealized depreciation	$(27,988)

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Energy – 1.4%
Suncor Energy, Inc.	413	$11,557

Financials – 1.9%
Bank of Montreal	236	15,424

Total Canada – 3.3%		$26,981
China

Consumer Discretionary – 0.4%
ANTA Sports Products Ltd.	744	3,561

Energy – 1.1%
CNOOC Ltd.	5,777	8,898

Total China – 1.5%		$12,459
France

Communication Services – 2.3%
Orange S.A.	1,134	18,375

Consumer Discretionary – 1.1%
LVMH Moet Hennessy - Louis Vuitton	29	8,578

Energy – 3.1%
Total S.A.	467	24,623

Financials – 1.9%
BNP Paribas S.A.	341	15,418

Industrials – 3.2%
Compagnie de Saint-Gobain	257	8,531
Vinci	204	16,781

		25,312

Total France – 11.6%		$92,306
Hong Kong

Financials – 1.8%
BOC Hong Kong (Holdings) Ltd.	3,929	14,584

Utilities – 1.4%
Guangdong Investment Ltd.	5,615	10,849

Total Hong Kong – 3.2%		$25,433
Ireland

Health Care – 2.0%
Medtronic plc	172	15,645

Materials – 0.9%
CRH plc	288	7,628

Total Ireland – 2.9%		$23,273
Italy

Utilities – 2.3%
ENEL S.p.A.	3,227	18,705

Total Italy – 2.3%		$18,705
Japan

Financials – 2.4%
Tokio Marine Holdings, Inc.	413	19,602

Information Technology – 1.1%
Tokyo Electron Ltd.	74	8,285

Total Japan – 3.5%		$27,887
Malaysia

Financials – 1.3%
Bumiputra-Commerce Holdings Berhad	7,371	10,178

Total Malaysia – 1.3%		$10,178
Netherlands

Energy – 3.9%
Royal Dutch Shell plc, Class A	1,054	31,012

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	844	9,081

Industrials – 1.8%
Koninklijke Philips Electronics N.V., Ordinary Shares	399	13,991

Total Netherlands – 6.9%		$54,084
Norway

Consumer Staples – 1.0%
Marine Harvest ASA	386	8,130

Total Norway – 1.0%		$8,130
Russia

Energy – 1.2%
PJSC LUKOIL ADR	136	9,706

Total Russia – 1.2%		$9,706
Singapore

Financials – 1.3%
DBS Group Holdings Ltd.	612	10,636

Total Singapore – 1.3%		$10,636

South Africa

Materials – 1.1%
Mondi plc	409	8,508

Total South Africa – 1.1%		$8,508
South Korea

Information Technology – 1.9%
Samsung Electronics Co. Ltd.	440	15,310

Total South Korea – 1.9%		$15,310
Spain

Financials – 1.5%
Banco Santander S.A.	2,701	12,266

Total Spain – 1.5%		$12,266
Switzerland

Consumer Staples – 3.3%
Nestle S.A., Registered Shares	323	26,179

Health Care – 3.1%
Roche Holdings AG, Genusscheine	100	24,727

Total Switzerland – 6.4%		$50,906
United Kingdom

Consumer Discretionary – 0.8%
Bellway plc	211	6,773

Consumer Staples – 3.6%
British American Tobacco plc	321	10,201
Unilever plc	346	18,182

		28,383

Financials – 1.1%
3i Group plc	854	8,425

Health Care – 2.6%
AstraZeneca plc	276	20,632

Industrials – 1.8%
BAE Systems plc	2,426	14,188

Materials – 1.8%
Anglo American plc (A)	629	14,065

Total United Kingdom – 11.7%		$92,466
United States

Communication Services – 2.3%
Verizon Communications, Inc.	331	18,598

Consumer Discretionary – 1.1%
Home Depot, Inc. (The)	50	8,557

Consumer Staples – 5.8%
Philip Morris International, Inc.	176	11,740
Procter & Gamble Co. (The)	225	20,636
Wal-Mart Stores, Inc.	157	14,662

		47,038

Energy – 3.2%
Chevron Corp.	231	25,180

Financials – 2.0%
JPMorgan Chase & Co.	81	7,949
KeyCorp	535	7,912

		15,861

Health Care – 5.8%
AbbVie, Inc.	158	14,580
Pfizer, Inc.	740	32,280

		46,860

Industrials – 5.4%
Eaton Corp.	130	8,943
Lockheed Martin Corp.	83	21,683
United Technologies Corp.	123	13,113

		43,739

Information Technology – 5.0%
Intel Corp.	534	25,046
Microsoft Corp.	149	15,172

		40,218

Materials – 2.8%
Dow Chemical Co. (The)	148	7,899
Eastman Chemical Co.	202	14,779

		22,678

Utilities – 2.3%
Exelon Corp.	409	18,432

Total United States – 35.7%		$287,161

TOTAL COMMON STOCKS – 98.3%		$786,395
(Cost: $779,584)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.6%
Brown-Forman Corp.
2.490%, 1–16–19	$2,000	1,998
DTE Gas Co.
2.852%, 1–3–19	6,000	5,999
E.I. du Pont de Nemours and Co.
2.720%, 1–10–19	5,000	4,996

		12,993

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.720%, 1–7–19 (C)	221	221

TOTAL SHORT-TERM SECURITIES – 1.6%		$13,214
(Cost: $13,214)

TOTAL INVESTMENT SECURITIES – 99.9%		$799,609
(Cost: $792,798)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		769

NET ASSETS – 100.0%		$800,378

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $6,317 are on loan.

(B)	Rate shown is the yield to maturity at December 31, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$18,598	$18,375	$—
Consumer Discretionary	8,557	18,912	—
Consumer Staples	47,038	62,692	—
Energy	36,737	74,239	—
Financials	31,285	100,190	—
Health Care	62,505	45,359	—
Industrials	43,739	53,491	—
Information Technology	40,218	23,595	—
Materials	22,678	30,201	—
Utilities	18,432	29,554	—
Total Common Stocks	$329,787	$456,608	$—
Short-Term Securities	—	13,214	—
Total	$329,787	$469,822	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$792,798

Gross unrealized appreciation	78,970
Gross unrealized depreciation	(72,159)

Net unrealized appreciation	$6,811

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada

Consumer Staples – 1.9%
Alimentation Couche-Tard, Inc., Class B	332	$16,500

Energy – 1.8%
Canadian Natural Resources Ltd.	339	8,169
Seven Generations Energy Ltd., Class A (A)	885	7,221

		15,390

Total Canada – 3.7%		$31,890
China

Communication Services – 0.2%
Tencent Music Entertainment Group ADR (A)(B)	108	1,432

Financials – 2.1%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,093	18,460

Total China – 2.3%		$19,892
France

Communication Services – 1.1%
Ubisoft Entertainment S.A. (A)	120	9,684

Consumer Discretionary – 0.4%
LVMH Moet Hennessy - Louis Vuitton	13	3,733

Energy – 1.9%
Total S.A. ADR (B)	314	16,360

Industrials – 5.5%
Airbus SE	408	38,859
Schneider Electric S.A.	124	8,414

		47,273

Total France – 8.9%		$77,050
Germany

Health Care – 1.4%
Fresenius SE & Co. KGaA	257	12,443

Total Germany – 1.4%		$12,443
Hong Kong

Consumer Discretionary – 0.9%
Galaxy Entertainment Group	1,244	7,858

Financials – 2.0%
AIA Group Ltd.	2,106	17,498

Total Hong Kong – 2.9%		$25,356
India

Financials – 1.1%
HDFC Bank Ltd.	311	9,463

Total India – 1.1%		$9,463
Italy

Consumer Discretionary – 0.9%
Ferrari N.V.	76	7,580

Total Italy – 0.9%		$7,580
Japan

Consumer Discretionary – 1.1%
Isuzu Motors Ltd.	701	9,826

Industrials – 2.0%
Dakin Industries Ltd.	47	4,973
Recruit Holdings Co. Ltd.	521	12,575

		17,548

Total Japan – 3.1%		$27,374
Netherlands

Consumer Staples – 1.3%
Heineken N.V.	125	11,057

Energy – 1.0%
Royal Dutch Shell plc, Class B	299	8,948

Industrials – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	332	11,625

Information Technology – 0.3%
ASML Holding N.V., NY Registry Shares	18	2,809

Total Netherlands – 3.9%		$34,439
Sweden

Information Technology – 1.0%
Hexagon AB, Class B	181	8,389

Total Sweden – 1.0%		$8,389

Switzerland

Consumer Staples – 1.0%
Nestle S.A., Registered Shares	107	8,650

Industrials – 0.9%
Ferguson plc	131	8,346

Total Switzerland – 1.9%		$16,996
United Kingdom

Consumer Discretionary – 1.2%
Compass Group plc	494	10,401

Consumer Staples – 4.2%
British American Tobacco plc	278	8,845
Diageo plc	318	11,370
Imperial Tobacco Group plc	555	16,848

		37,063

Financials – 2.3%
Prudential plc	1,094	19,530

Total United Kingdom – 7.7%		$66,994
United States

Communication Services – 1.0%
Facebook, Inc., Class A (A)	65	8,457

Consumer Discretionary – 10.5%
Amazon.com, Inc. (A)	25	36,924
Dollar General Corp.	240	25,951
Home Depot, Inc. (The)	128	21,970
Lowe’s Co., Inc.	59	5,478

		90,323

Energy – 1.2%
Halliburton Co.	196	5,207
Schlumberger Ltd.	153	5,526

		10,733

Financials – 7.4%
CME Group, Inc.	181	33,972
Goldman Sachs Group, Inc. (The)	58	9,766
KeyCorp	743	10,984
SVB Financial Group (A)	49	9,327

		64,049

Health Care – 17.4%
Abbott Laboratories	224	16,192
Alexion Pharmaceuticals, Inc. (A)	32	3,093
Cigna Corp.	148	28,083
HCA Holdings, Inc.	219	27,221
Johnson & Johnson	169	21,812
Thermo Fisher Scientific, Inc.	89	19,958
UnitedHealth Group, Inc.	139	34,673

		151,032

Industrials – 2.8%
Eaton Corp.	139	9,546
FedEx Corp.	20	3,162
Northrop Grumman Corp.	46	11,199

		23,907

Information Technology – 16.7%
Adobe, Inc. (A)	61	13,862
Applied Materials, Inc.	109	3,553
Arista Networks, Inc. (A)	47	9,869
Cognizant Technology Solutions Corp., Class A	351	22,297
MasterCard, Inc., Class A	60	11,289
Microsoft Corp.	404	41,081
PayPal, Inc. (A)	168	14,165
Visa, Inc., Class A	217	28,664

		144,780

Total United States – 57.0%		$493,281

TOTAL COMMON STOCKS – 95.8%		$831,147
(Cost: $751,007)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.3%
McCormick & Co., Inc.
2.733%, 1–4–19	$5,000	4,998
Sysco Corp.
2.500%, 1–2–19	3,000	3,000
Virginia Electric and Power Co.
2.660%, 1–10–19	3,000	2,998

		10,996

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.720%, 1–7–19 (D)	4,749	4,749

Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.400%, (E)(F)	1,480	1,480

United States Government Agency Obligations – 2.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.430%, 1–7–19 (D)	20,250	20,250

		20,250

TOTAL SHORT-TERM SECURITIES – 4.3%		$37,475
(Cost: $37,476)

TOTAL INVESTMENT SECURITIES – 100.1%		$868,622
(Cost: $788,483)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(530)

NET ASSETS – 100.0%		$868,092

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,443 are on loan.

(C)	Rate shown is the yield to maturity at December 31, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at December 31, 2018.

(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$9,889	$9,684	$—
Consumer Discretionary	90,323	39,398	—
Consumer Staples	16,500	56,770	—
Energy	42,483	8,948	—
Financials	64,049	64,951	—
Health Care	151,032	12,443	—
Industrials	23,907	84,792	—
Information Technology	147,589	8,389	—
Total Common Stocks	$545,772	$285,375	$—
Short-Term Securities	1,480	35,995	—
Total	$547,252	$321,370	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$788,483

Gross unrealized appreciation	147,922
Gross unrealized depreciation	(67,784)

Net unrealized appreciation	$80,138

SCHEDULE OF INVESTMENTS Ivy Government Money Market Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Master Note
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (A)	$770	$770

Total Master Note – 0.4%		770

TOTAL CORPORATE OBLIGATIONS – 0.4%		$770
(Cost: $770)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 77.9%
Federal Home Loan Bank,
2.100%, 1–2–19	8,174	8,174
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.470%, 1–2–19 (A)	881	881
2.430%, 1–7–19 (A)	60,845	60,846
2.440%, 1–7–19 (A)	17,698	17,698
2.450%, 1–7–19 (A)	29,069	29,069
2.470%, 1–7–19 (A)	17,711	17,711

		134,379

Treasury Bills – 19.4%
U.S. Treasury Bills:
2.187%, 1–3–19	$2,000	$2,000
2.000%, 1–10–19	3,000	2,998
2.190%, 1–24–19	6,500	6,490
2.230%, 1–31–19	8,000	7,985
2.260%, 2–7–19	6,000	5,986
2.340%, 2–28–19	8,000	7,969

		33,428

Treasury Notes – 1.5%
U.S. Treasury Notes (3-Month USTMMR plus 4.8 bps),
2.480%, 1–1–19 (A)	1,000	1,000
U.S. Treasury Notes (3-Month USTMMR plus 7 bps),
2.500%, 1–6–19 (A)	1,500	1,500

		2,500

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 98.8%		$170,307
(Cost: $170,307)

TOTAL INVESTMENT SECURITIES – 99.2%		$171,077
(Cost: $171,077)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		1,361

NET ASSETS – 100.0%		$172,438

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$770	$—
United States Government and Government Agency Obligations	—	170,307	—
Total	$—	$171,077	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

USTMMR = U.S. Treasury Money Market Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$171,077

Gross unrealized appreciation	—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Broadcasting – 0.1%
Cumulus Media, Inc., Class A (A)	217		$2,343

Cable & Satellite – 0.1%
Altice N.V., Class A (A)(B)(C)	650		1,261
Altice USA, Inc., Class A	271		4,471

			5,732

Total Communication Services – 0.2%			8,075
Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc. (A)(B)(D)(E)	219		3,729

Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)(E)(F)	—	*	—

Education Services – 1.6%
Laureate Education, Inc., Class A (A)	5,108		77,845

Hotels, Resorts & Cruise Lines – 0.8%
Studio City International Holdings Ltd. ADR (A)	2,268		37,919

Total Consumer Discretionary – 2.5%			119,493
Consumer Staples

Agricultural Products – 0.0%
ASG Warrant Corp. (A)(D)(E)	20		—	*

Total Consumer Staples – 0.0%			0
Energy

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (A)(B)(D)(E)(F)	18		4,585

Oil & Gas Exploration & Production – 0.1%
Midstates Petroleum Co., Inc. (A)	749		5,627
Sabine Oil & Gas Corp. (A)(F)	5		238

			5,865

Total Energy – 0.2%			10,450
Financials

Other Diversified Financial Services – 0.9%
J.G. Wentworth Co. (The) (D)(E)(F)	4,485		44,852

Specialized Finance – 0.3%
Maritime Finance Co. Ltd. (A)(D)(E)(F)	1,750		15,610

Total Financials – 1.2%			60,462
Health Care

Pharmaceuticals – 0.1%
Concordia International Corp. (A)(B)	297		5,602

Total Health Care – 0.1%			5,602
Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd. (D)(E)(F)	19,683		380

Total Industrials – 0.0%			380

TOTAL COMMON STOCKS – 4.2%			$204,462
(Cost: $222,552)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.1%
Pinnacle Agriculture Enterprises LLC (A)(E)(F)	49,044		4,391

Total Consumer Staples – 0.1%			4,391
Energy

Oil & Gas Exploration & Production – 1.1%
Targa Resources Corp., 9.500% (A)(F)	47		50,353

Total Energy – 1.1%			50,353

TOTAL PREFERRED STOCKS – 1.2%			$54,744
(Cost: $74,745)

WARRANTS
Apparel Retail – 0.0%
St. John Knits International, Inc., expires 12–31–29 (E)(H)	48		—	*

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp., expires 12–29–29 (F)(H)	20		120

			120

TOTAL WARRANTS – 0.0%			$120
(Cost: $145)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Advertising – 0.3%
Acosta, Inc.,
7.750%, 10–1–22 (G)		$37,235	6,889
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24		9,997	9,847

			16,736

Alternative Carriers – 0.2%
Consolidated Communications Finance II Co.,
6.500%, 10–1–22 (C)		10,956	9,641

Broadcasting – 1.5%
Clear Channel International B.V.,
8.750%, 12–15–20 (G)		4,712	4,747
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		50,391	50,218
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		1,380	1,356
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (G)		13,646	13,066
6.000%, 7–15–24 (G)		6,000	6,015

			75,402

Cable & Satellite – 9.9%
Altice Financing S.A.:
6.625%, 2–15–23 (G)		16,643	15,977
7.500%, 5–15–26 (G)		29,379	26,809
Altice France S.A.:
7.375%, 5–1–26 (G)		35,587	32,651
8.125%, 2–1–27 (G)		36,628	34,522
Altice S.A.:
7.250%, 5–15–22 (C)(G)(I)	EUR	4,592	4,887
7.750%, 5–15–22 (C)(G)		$100,769	91,700
6.250%, 2–15–25 (G)(I)	EUR	4,462	4,051
7.625%, 2–15–25 (G)		$46,589	34,825
Altice U.S. Finance I Corp.:
5.375%, 7–15–23 (G)		19,883	19,404
5.500%, 5–15–26 (G)		21,539	20,301
Block Communications, Inc.,
6.875%, 2–15–25 (G)		4,710	4,722
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (G)		8,288	7,967
5.000%, 2–1–28 (G)		27,490	25,291
CSC Holdings LLC,
5.375%, 2–1–28 (G)		30,790	28,317
DISH DBS Corp.:
5.875%, 7–15–22		13,090	12,043
5.875%, 11–15–24		11,998	9,658
7.750%, 7–1–26 (C)		17,979	14,878
Neptune Finco Corp.:
6.625%, 10–15–25 (G)		8,618	8,726
10.875%, 10–15–25 (G)		17,060	19,157
VTR Finance B.V.,
6.875%, 1–15–24 (G)		64,057	64,057

			479,943

Integrated Telecommunication Services – 4.1%
Frontier Communications Corp.:
6.875%, 1–15–25 (C)		30,443	15,450
11.000%, 9–15–25 (C)		51,015	31,754
8.500%, 4–1–26 (G)		19,411	16,985
GCI, Inc.,
6.875%, 4–15–25		29,696	28,805
Olympus Merger Sub, Inc.,
8.500%, 10–15–25 (G)		96,596	75,828
Sprint Corp.:
7.250%, 9–15–21		5,569	5,700
7.875%, 9–15–23		11,291	11,587
7.125%, 6–15–24		3,951	3,915
7.625%, 3–1–26		8,584	8,477

			198,501

Movies & Entertainment – 0.2%
WMG Acquisition Corp.,
5.500%, 4–15–26 (G)		11,644	11,120

Publishing – 0.6%
E.W. Scripps Co.,
5.125%, 5–15–25 (G)		2,370	2,174
MDC Partners, Inc.,
6.500%, 5–1–24 (G)		26,290	23,924

			26,098

Wireless Telecommunication Service – 0.7%
Digicel Group Ltd.:
8.250%, 9–30–20 (G)		9,916	6,693
7.125%, 4–1–22 (G)		7,727	3,593
Digicel Ltd.,
6.750%, 3–1–23 (G)		11,747	9,295

Sable International Finance Ltd.,
6.875%, 8–1–22 (G)	9,471	9,665
Sprint Nextel Corp.,
11.500%, 11–15–21	3,331	3,773

		33,019

Total Communication Services – 17.5%		850,460
Consumer Discretionary

Automotive Retail – 0.7%
Allison Transmission, Inc.,
5.000%, 10–1–24 (G)	5,787	5,556
Penske Automotive Group, Inc.,
5.500%, 5–15–26 (C)	4,202	3,908
Sonic Automotive, Inc.,
5.000%, 5–15–23	24,788	22,495

		31,959

Casinos & Gaming – 2.4%
Everi Payments, Inc.,
7.500%, 12–15–25 (G)	25,914	24,521
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (G)	17,195	17,453
Golden Nugget, Inc.:
6.750%, 10–15–24 (G)	39,137	36,887
8.750%, 10–1–25 (G)	6,960	6,699
Stars Group Holdings B.V. and Stars Group (U.S.) Co-Borrower LLC,
7.000%, 7–15–26 (G)	15,488	15,062
Studio City Finance Ltd.,
8.500%, 12–1–20 (G)	954	954
Wynn Macau Ltd.:
4.875%, 10–1–24 (G)	5,405	4,810
5.500%, 10–1–27 (G)	13,880	12,076

		118,462

Education Services – 2.3%
Laureate Education, Inc.,
8.250%, 5–1–25 (G)	106,155	111,463

Hotels, Resorts & Cruise Lines – 0.3%
Boyne USA, Inc.,
7.250%, 5–1–25 (G)	15,111	15,602

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4–15–27	12,760	12,058

Restaurants – 0.6%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
5.000%, 10–15–25 (G)	30,413	27,980

Specialized Consumer Services – 0.3%
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10–1–21 (G)	10,087	9,986
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (G)	5,409	5,166

		15,152

Specialty Stores – 1.3%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (G)	45,080	40,671
Cumberland Farms, Inc.,
6.750%, 5–1–25 (G)	12,736	12,864
Party City Holdings, Inc.,
6.625%, 8–1–26 (C)(G)	11,596	10,552

		64,087

Total Consumer Discretionary – 8.2%		396,763
Consumer Staples

Food Distributors – 0.7%
Performance Food Group, Inc.,
5.500%, 6–1–24 (G)	17,758	17,181
U.S. Foods, Inc.,
5.875%, 6–15–24 (G)	18,320	17,816

		34,997

Packaged Foods & Meats – 4.4%
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (G)	35,747	35,032
5.750%, 6–15–25 (G)	29,000	27,695
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2–15–28 (G)	19,445	18,959
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (G)	5,439	5,099
5.875%, 9–30–27 (G)	19,457	17,657
Post Holdings, Inc.:
5.500%, 3–1–25 (G)	6,059	5,815
5.000%, 8–15–26 (G)	8,493	7,729
5.750%, 3–1–27 (G)	37,477	35,135
Simmons Foods, Inc.:
7.750%, 1–15–24 (C)(G)	10,083	10,133
5.750%, 11–1–24 (C)(G)	67,921	48,224

		211,478

Total Consumer Staples – 5.1%		246,475
Energy

Oil & Gas Drilling – 1.5%
Ensco plc,
7.750%, 2–1–26	15,502	11,472
KCA Deutag UK Finance plc,
7.250%, 5–15–21 (G)	31,548	25,554
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (G)(J)	64,569	32,688
Offshore Group Investment Ltd.,
0.000%, 11–1–19 (E)(K)	20,035	—	*

		69,714

Oil & Gas Equipment & Services – 0.9%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (G)	20,086	17,123
McDermott Escrow 1, Inc. and McDermott Escrow 2, Inc.,
10.625%, 5–1–24 (G)	13,407	11,312
Nine Energy Service, Inc.,
8.750%, 11–1–23 (G)	11,591	11,012
SESI LLC,
7.125%, 12–15–21	7,092	6,028

		45,475

Oil & Gas Exploration & Production – 4.0%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (G)	19,416	10,873
Chesapeake Energy Corp.:
7.000%, 10–1–24 (C)	27,050	23,398
8.000%, 1–15–25 (C)	2,525	2,229
Crownrock L.P.,
5.625%, 10–15–25 (G)	46,856	42,170
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (G)	15,582	15,971
5.750%, 1–30–28 (G)	11,167	11,393
Extraction Oil & Gas, Inc.,
5.625%, 2–1–26 (G)	21,000	15,330
Laredo Petroleum, Inc.,
6.250%, 3–15–23 (C)	5,489	4,926
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10–15–27 (G)	10,936	9,938
Sanchez Energy Corp.,
7.250%, 2–15–23 (C)(G)	3,888	3,169
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (G)	33,902	33,563
5.375%, 9–30–25 (G)	11,912	10,661
Ultra Resources, Inc.,
6.875%, 4–15–22 (G)	9,499	3,325
Whiting Petroleum Corp.,
6.625%, 1–15–26 (C)	7,787	6,677

		193,623

Oil & Gas Refining & Marketing – 1.8%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24	8,071	7,506
6.375%, 7–1–26	2,319	2,157
Comstock Escrow Corp.,
9.750%, 8–15–26 (G)	65,736	55,547
EP Energy LLC and Everest Acquisition Finance, Inc.:
9.375%, 5–1–24 (G)	3,849	1,713
8.000%, 2–15–25 (G)	8,197	3,381
7.750%, 5–15–26 (G)	11,584	10,252
QEP Resources, Inc.,
5.625%, 3–1–26 (C)	9,650	8,009

		88,565

Total Energy – 8.2%		397,377
Financials

Consumer Finance – 0.9%
CURO Group Holdings Corp.,
8.250%, 9–1–25 (G)	19,334	15,177
Quicken Loans, Inc.,
5.750%, 5–1–25 (G)	32,851	30,716

		45,893

Financial Exchanges & Data – 1.3%
Financial & Risk U.S. Holdings, Inc.:
6.250%, 5–15–26 (G)	15,454	14,913
8.250%, 11–15–26 (G)	51,001	46,602

		61,515

Insurance Brokers – 1.2%
NFP Corp.,
6.875%, 7–15–25 (G)	66,616	59,621

Investment Banking & Brokerage – 0.1%
VHF Parent LLC,
6.750%, 6–15–22 (G)	5,508	5,345

Other Diversified Financial Services – 2.8%
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (G)	21,431	22,449
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22	16,796	16,586
6.375%, 12–15–25	3,073	2,958
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (G)(L)	163,843	90,113

		132,106

Property & Casualty Insurance – 1.1%
Amwins Group, Inc.,
7.750%, 7–1–26 (G)	19,386	18,320
Hub International Ltd.,
7.000%, 5–1–26 (G)	38,701	35,121

		53,441

Specialized Finance – 1.4%
Compass Group Diversified Holdings LLC,
8.000%, 5–1–26 (G)	15,494	15,339
Hadrian Merger Sub, Inc.,
8.500%, 5–1–26 (G)	28,417	25,576
Tervita Escrow Corp.,
7.625%, 12–1–21 (G)	7,723	7,356
TMX Finance LLC and TitleMax Finance Corp.,
11.125%, 4–1–23 (G)	23,138	18,619

		66,890

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (G)	19,671	17,704

Total Financials – 9.2%		442,515
Health Care

Health Care Facilities – 2.4%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24	4,274	4,007
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (G)	8,779	8,187
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12–1–26 (C)(G)	77,234	73,179
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (C)(G)	27,363	27,295

		112,668

Health Care Supplies – 0.1%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (G)	3,974	4,252

Health Care Technology – 1.2%
Verscend Holding Corp.,
9.750%, 8–15–26 (G)	60,328	56,708

Life Sciences Tools & Services – 1.1%
Avantor, Inc.:
6.000%, 10–1–24 (G)	13,248	13,016
9.000%, 10–1–25 (G)	42,765	42,765

		55,781

Pharmaceuticals – 1.5%
Advanz Pharma Corp.,
8.000%, 9–6–24 (C)	2,610	2,481
HLF Financing S.a.r.l. LLC and Herbalife International, Inc.,
7.250%, 8–15–26 (G)	5,413	5,332
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (G)	5,723	5,469
Valeant Pharmaceuticals International, Inc.:
5.500%, 3–1–23 (G)	789	719
5.500%, 11–1–25 (G)	7,811	7,284
9.000%, 12–15–25 (G)	5,419	5,392
9.250%, 4–1–26 (G)	15,514	15,514
8.500%, 1–31–27 (G)	11,585	11,237
VRX Escrow Corp.:
5.875%, 5–15–23 (G)	12,592	11,648
6.125%, 4–15–25 (G)	6,848	5,975

		71,051

Total Health Care – 6.3%		300,460
Industrials

Aerospace & Defense – 1.9%
TransDigm UK Holdings plc,
6.875%, 5–15–26 (G)	13,157	12,532
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	16,868	16,467
6.500%, 7–15–24	39,794	38,700
6.500%, 5–15–25	7,918	7,562
6.375%, 6–15–26	16,934	15,748

		91,009

Building Products – 0.1%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24	6,872	6,477

Diversified Support Services – 0.4%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (G)	25,226	20,181
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26	2,710	2,554

		22,735

Environmental & Facilities Services – 1.1%
GFL Environmental, Inc.:
5.625%, 5–1–22 (G)	5,520	5,092
5.375%, 3–1–23 (G)	27,117	23,727
7.000%, 6–1–26 (G)	23,211	20,252
Waste Pro USA, Inc.,
5.500%, 2–15–26 (G)	2,140	1,969

		51,040

Industrial Machinery – 0.1%
Apex Tool Group LLC and BC Mountain Finance, Inc.,
9.000%, 2–15–23 (C)(G)	7,500	6,338

Security & Alarm Services – 1.0%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (G)	47,236	48,712

Total Industrials – 4.6%		226,311
Information Technology

Application Software – 1.1%
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (G)	71,958	55,228

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp.,
5.375%, 8–1–22 (G)	33,218	32,388
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (G)	86,728	84,463
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (G)	7,864	7,687

		124,538

IT Consulting & Other Services – 1.2%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (G)	4,761	4,404
NCR Escrow Corp.,
6.375%, 12–15–23	29,376	28,472
Pioneer Holding Corp.,
9.000%, 11–1–22 (G)	23,446	23,563

		56,439

Total Information Technology – 4.8%		236,205
Materials

Aluminum – 1.7%
Constellium N.V.:
5.750%, 5–15–24 (G)	21,281	19,578
6.625%, 3–1–25 (C)(G)	32,160	29,828
5.875%, 2–15–26 (G)	14,677	13,063
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (G)	12,449	11,702
5.875%, 9–30–26 (G)	8,281	7,329

		81,500

Commodity Chemicals – 0.5%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	19,673	17,755
5.250%, 6–1–27 (G)	7,869	6,964

		24,719

Construction Materials – 0.7%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (G)	43,731	35,422

Fertilizers & Agricultural Chemicals – 0.9%
Pinnacle Operating Corp.,
9.000%, 5–15–23 (G)	70,641	45,917

Metal & Glass Containers – 0.4%
ARD Finance S.A. (7.125% Cash or 7.875% PIK),
7.125%, 9–15–23 (L)	4,604	4,132
ARD Securities Finance S.a.r.l. (8.750% Cash or 8.750% PIK),
8.750%, 1–31–23 (G)(L)	9,568	8,085
HudBay Minerals, Inc.:
7.250%, 1–15–23 (G)	3,257	3,217
7.625%, 1–15–25 (G)	4,887	4,777

		20,211

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (G)	5,672	5,048

Specialty Chemicals – 0.2%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (G)	7,999	7,359

Total Materials – 4.5%		220,176

TOTAL CORPORATE DEBT SECURITIES – 68.4%		$3,316,742
(Cost: $3,743,575)

LOANS (M)
Communication Services

Advertising – 0.5%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 325 bps),
5.772%, 7–25–21	3,525	3,105
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
9.022%, 7–25–22	25,100	19,578

		22,683

Broadcasting – 0.1%
MLN U.S. Holdco LLC,
0.000%, 11–30–26 (N)	3,222	3,133

Cable & Satellite – 0.0%
Liberty Cablevision of Puerto Rico LLC (ICE LIBOR plus 350 bps),
5.936%, 1–7–22	581	555

Integrated Telecommunication Services – 1.0%
West Corp. (3-Month ICE LIBOR plus 400 bps),
6.527%, 10–10–24	50,862	46,571

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 450 bps),
7.303%, 8–31–25	6,944	6,822

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
5.960%, 5–10–24	3,849	3,483

Total Communication Services – 1.8%		83,247
Consumer Discretionary

Apparel Retail – 1.4%
Talbots, Inc. (The) (ICE LIBOR plus 700 bps),
9.506%, 11–28–22 (E)	46,300	45,606
TRLG Intermediate Holdings LLC,
10.000%, 10–27–22 (D)	26,451	25,216

		70,822

Education Services – 0.8%
Laureate Education, Inc. (ICE LIBOR plus 350 bps),
6.027%, 4–26–24	40,806	39,928

Housewares & Specialties – 0.4%
KIK Custom Products, Inc. (ICE LIBOR plus 400 bps),
6.552%, 5–15–23	22,374	21,045

Restaurants – 0.5%
NPC International, Inc. (ICE LIBOR plus 350 bps),
6.022%, 4–20–24	5,484	5,117
NPC International, Inc. (ICE LIBOR plus 750 bps),
10.022%, 4–18–25	22,640	21,168

		26,285

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 600 bps),
9.022%, 8–4–25	11,666	11,513

Specialty Stores – 1.0%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
7.477%, 10–16–23	17,773	16,862
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps),
11.727%, 5–21–24	32,695	31,551

		48,413

Textiles – 0.5%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
6.720%, 6–15–25	23,051	22,345

Total Consumer Discretionary – 4.9%		240,351
Consumer Staples

Hypermarkets & Super Centers – 0.4%
GOBP Holdings, Inc. (ICE LIBOR plus 375 bps),
6.553%, 10–22–25	12,740	12,401
GOBP Holdings, Inc. (ICE LIBOR plus 725 bps),
10.053%, 10–22–26	8,502	8,353

		20,754

Total Consumer Staples – 0.4%		20,754
Energy

Coal & Consumable Fuels – 1.2%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
8.277%, 3–28–22	42,969	41,985
Westmoreland Coal Co.,
0.000%, 5–22–19 (N)	1,068	1,064
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.834%, 12–16–20 (O)	28,608	10,928
Westmoreland Coal Co. (ICE LIBOR plus 825 bps),
10.896%, 5–21–19	4,806	4,790

		58,767

Oil & Gas Drilling – 0.0%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
9.553%, 5–16–20	436	426

Oil & Gas Equipment & Services – 0.3%
Larchmont Resources LLC (9.770% Cash or 9.770% PIK),
9.770%, 8–7–20 (D)(E)(L)	14,873	14,427

Oil & Gas Exploration & Production – 0.2%
California Resources Corp. (ICE LIBOR plus 475 bps),
7.256%, 12–31–22	11,612	11,225

Oil & Gas Storage & Transportation – 1.1%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
13.457%, 2–16–21	25,494	23,996
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
8.457%, 8–12–20	31,420	30,477

		54,473

Total Energy – 2.8%		139,318

Financials

Asset Management & Custody Banks – 0.5%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
9.186%, 7–20–26 (E)	24,780	23,541

Financial Exchanges & Data – 0.3%
Hudson River Trading LLC (3-Month U.S. LIBOR plus 350 bps),
6.006%, 4–3–25 (E)	16,551	16,178

Insurance Brokers – 0.3%
NFP Corp. (ICE LIBOR plus 300 bps),
5.522%, 1–8–24	15,689	14,807

Investment Banking & Brokerage – 0.6%
Jane Street Group LLC (ICE LIBOR plus 375 bps),
5.527%, 8–25–22	30,892	29,991

Property & Casualty Insurance – 0.9%
Hub International Ltd. (ICE LIBOR plus 300 bps),
5.240%, 4–25–25	9,642	9,084
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 450 bps),
6.522%, 2–28–25	37,611	36,577

		45,661

Specialized Finance – 0.3%
Mayfield Agency Borrower, Inc. (ICE LIBOR plus 850 bps),
11.022%, 2–28–26 (E)	12,493	12,243

Total Financials – 2.9%		142,421
Health Care

Health Care Equipment – 0.1%
LifeScan Global Corp. (ICE LIBOR plus 950 bps),
11.896%, 10–1–25 (E)	3,873	3,563

Health Care Facilities – 1.8%
Gentiva Health Services, Inc. (ICE LIBOR plus 375 bps),
6.313%, 7–2–25 (E)	45,307	43,834
Gentiva Health Services, Inc. (ICE LIBOR plus 700 bps),
9.563%, 7–2–26 (E)	11,618	11,560
RegionalCare Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps),
7.129%, 11–16–25	38,617	36,541

		91,935

Health Care Services – 0.6%
Heartland Dental LLC,
0.000%, 4–30–25 (N)	2,422	2,316
Heartland Dental LLC (ICE LIBOR plus 375 bps),
6.272%, 4–30–25	26,464	25,307

		27,623

Health Care Technology – 1.1%
Verscend Holding Corp. (ICE LIBOR plus 450 bps),
7.022%, 8–27–25	55,170	53,239

Pharmaceuticals – 0.1%
Concordia International Corp. (ICE LIBOR plus 550 bps),
7.887%, 9–6–24	7,195	6,845

Total Health Care – 3.7%		183,205
Industrials

Building Products – 0.5%
Hampton Rubber Co. & SEI Holding Corp. (ICE LIBOR plus 800 bps),
10.522%, 3–27–22	23,653	21,169

Construction & Engineering – 1.3%
McDermott Technology (Americas), Inc. (ICE LIBOR plus 500 bps),
7.522%, 5–10–25	51,935	48,343
Tensar International Corp. (ICE LIBOR plus 850 bps),
11.303%, 7–10–22 (E)	18,232	16,773

		65,116

Diversified Support Services – 0.2%
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
10.272%, 8–25–25	7,819	7,448

Industrial Conglomerates – 0.8%
PAE Holding Corp. (ICE LIBOR plus 550 bps),
8.119%, 10–20–22 (E)	34,429	33,740
PAE Holding Corp. (ICE LIBOR plus 950 bps),
12.119%, 10–20–23 (E)	6,112	5,959

		39,699

Industrial Machinery – 1.5%
Dynacast International LLC (ICE LIBOR plus 850 bps),
11.303%, 1–30–23 (E)	76,082	70,756

Total Industrials – 4.3%		204,188
Information Technology

Application Software – 0.3%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
9.522%, 9–19–25	12,484	12,140

Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
7.022%, 11–30–25	11,612	11,228
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
11.272%, 11–30–26	7,741	7,528

		18,756

Data Processing & Outsourced Services – 0.7%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
9.630%, 5–1–25	14,224	13,015
Great Dane Merger Sub, Inc. (ICE LIBOR plus 375 bps),
6.272%, 5–21–25 (E)	19,251	18,722

		31,737

Total Information Technology – 1.4%		62,633
Materials

Construction Materials – 0.5%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
6.803%, 5–31–25	26,203	24,828

Paper Packaging – 0.4%
Ranpak (Rack Merger) (ICE LIBOR plus 725 bps),
9.705%, 10–1–22 (E)	16,912	16,785

Total Materials – 0.9%		41,613

TOTAL LOANS – 23.1%		$1,117,730
(Cost: $1,177,479)

SHORT-TERM SECURITIES
Commercial Paper (P) – 0.9%
McCormick & Co., Inc.,
2.733%, 1–4–19	5,000	4,999
NBCUniversal Enterprise, Inc.,
2.730%, 1–10–19	12,755	12,745
Northern Illinois Gas Co.,
2.853%, 1–2–19	2,000	2,000
Virginia Electric and Power Co.,
2.700%, 1–14–19	5,000	4,995
Walgreens Boots Alliance, Inc.:
2.906%, 1–9–19	2,000	1,999
2.730%, 1–10–19	10,000	9,992
Wisconsin Electric Power Co.,
2.754%, 1–7–19	5,000	4,997

		41,727

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (Q)	1,154	1,154

Money Market Funds – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.400%, (R)(S)	25,750	25,750

Municipal Obligations – 0.1%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
2.500%, 1–7–19 (Q)	4,165	4,165

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.450%, 1–7–19 (Q)	450	450

TOTAL SHORT-TERM SECURITIES – 1.5%		$73,246
(Cost: $73,248)

TOTAL INVESTMENT SECURITIES – 98.4%		$4,767,044
(Cost: $5,291,744)

CASH AND OTHER ASSETS, NET OF LIABILITIES (T) – 1.6%		76,020

NET ASSETS – 100.0%		$4,843,064

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $54,713 are on loan.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)	Restricted securities. At December 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Market Value
BIS Industries Ltd.	12-22-17	19,683		$1,852	$380
J.G. Wentworth Co. (The)	1-25-18	4,485		39,515	44,852
Larchmont Resources LLC	12-8-16	18		6,189	4,585
Maritime Finance Co. Ltd.	9-19-13	1,750		30,172	15,610
New Cotai Participation Corp., Class B	4-12-13	—	*	810	–
Sabine Oil & Gas Corp.	12-7-16	5		233	238
Pinnacle Agriculture Enterprises LLC	3-10-17	49,044		22,291	4,391
Targa Resources Corp., 9.500%	10-24-17	47		52,454	50,353
Sabine Oil & Gas Corp., expires 12-29-29	12-7-16	20		145	120
				$153,661	$120,529

The total value of these securities represented 2.5% of net assets at December 31, 2018.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $2,842,633 or 58.7% of net assets.

(H)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(J)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(K)	Zero coupon bond.

(L)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(P)	Rate shown is the yield to maturity at December 31, 2018.

(Q)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(R)	Investment made with cash collateral received from securities on loan.

(S)	Rate shown is the annualized 7-day yield at December 31, 2018.

(T)	Cash of $90 has been pledged as collateral on OTC forward foreign currency contracts.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	9,223	U.S. Dollar	10,755	1-7-19	Morgan Stanley International	$184	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$6,814	$1,261	$—
Consumer Discretionary	115,764	—	3,729
Consumer Staples	—	—	—	*
Energy	5,627	238	4,585
Financials	—	—	60,462
Health Care	5,602	—	—
Industrials	—	—	380
Total Common Stocks	$133,807	$1,499	$69,156
Preferred Stocks	—	50,353	4,391
Warrants	—	120	—	*
Corporate Debt Securities	—	3,316,742	—	*
Loans	—	784,043	333,687
Short-Term Securities	25,750	47,496	—
Total	$159,557	$4,200,253	$407,234
Forward Foreign Currency Contracts	$—	$184	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrants		Corporate Debt		Loans
Beginning Balance 4-1-18	$73,298	$44,140	$—	*	$—	*	$263,028
Net realized gain (loss)	—	—	—		—		275
Net change in unrealized appreciation (depreciation)	(10,338)	(39,749)	(114)		—		(11,704)
Purchases	7	—	—		—		153,384
Sales	—	—	—		—		(67,267)
Amortization/Accretion of premium/discount	—	—	—		—		378
Transfers into Level 3 during the period	6,189	—	114		—		58167
Transfers out of Level 3 during the period	—	—	—		—		(62574)
Ending Balance 12-31-18	69,156	$4,391	$—	*	$—	*	$333,687
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-18	$(10,338)	$(39,749)	$(114)		$—		$(2,128)

Information about Level 3 fair value measurements:

	Fair Value at 12-31-18	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$4,109	Market approach	Adjusted EBITDA multiple	4.26x and 6.84x
	4,585	Third-party valuation service	Broker quotes	N/A
	44,852	Transaction	Price	$10 per share
	15,610	Market approach	Company Financials	N/A
Preferred Stocks	4,391	Market comparable approach	Adjusted EBITDA multiple	9.27x
			Illiquidity discount	10%
Loans	333,687	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted EBITDA multiple inputs as of the reporting date would result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input as of the reporting date would result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,291,744

Gross unrealized appreciation	34,759
Gross unrealized depreciation	(559,459)

Net unrealized depreciation	$(524,700)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Energy – 0.5%
Oil Search Ltd.	4,774	$24,045

Materials – 2.6%
BHP Group plc	2,100	44,372
BHP Group plc ADR	547	22,919
Newcrest Mining Ltd.	5,002	76,876

		144,167

Total Australia – 3.1%		$168,212
Canada

Energy – 3.2%
Canadian Natural Resources Ltd.	2,667	64,341
Seven Generations Energy Ltd., Class A (A)	6,225	50,799
Suncor Energy, Inc.	2,212	61,782

		176,922

Total Canada – 3.2%		$176,922
China

Communication Services – 1.2%
China Unicom Ltd.	62,934	67,050

Consumer Discretionary – 2.3%
Alibaba Group Holding Ltd. ADR (A)	454	62,263
Huayu Automotive Systems Co. Ltd., A Shares	24,214	64,990

		127,253

Consumer Staples – 1.4%
Wuliangye Yibin Co. Ltd., A Shares	10,369	77,075

Financials – 1.5%
China Construction Bank Corp.	97,279	79,657

Industrials – 0.8%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	9,732	43,205

Information Technology – 1.1%
Baidu.com, Inc. ADR (A)	394	62,420

Total China – 8.3%		$456,660
Denmark

Industrials – 1.2%
A.P. Moller - Maersk A/S (B)	51	63,814

Total Denmark – 1.2%		$63,814
France

Communication Services – 2.7%
Criteo S.A. ADR (A)	2,790	63,392
Orange S.A.	4,839	78,412
Ubisoft Entertainment S.A. (A)	71	5,691

		147,495

Consumer Discretionary – 0.0%
LVMH Moet Hennessy - Louis Vuitton	7	2,144

Consumer Staples – 2.0%
Danone S.A.	1,580	111,382

Energy – 2.5%
Total S.A.	2,567	135,373

Financials – 1.1%
Societe Generale S.A.	1,828	57,967

Health Care – 0.1%
Sanofi-Aventis	62	5,387

Industrials – 3.1%
Airbus SE	1,040	99,130
Schneider Electric S.A.	863	58,519
Thales	35	4,085
Vinci	32	2,655

		164,389

Information Technology – 0.0%
Cap Gemini S.A.	19	1,930

Total France – 11.5%		$626,067
Germany

Consumer Discretionary – 2.0%
adidas AG	350	73,179
Continental AG	225	31,349

		104,528

Health Care – 5.0%
Bayer AG	1,327	92,304
Fresenius Medical Care AG & Co. KGaA	983	63,731
Fresenius SE & Co. KGaA	1,183	57,195
Merck KGaA	593	61,077

		274,307

Information Technology – 2.3%
Infineon Technologies AG	85	1,702
SAP AG	1,185	117,621

		119,323

Real Estate – 1.2%
Deutsche Wohnen AG	1,413	64,574

Total Germany – 10.5%		$562,732
Hong Kong

Consumer Discretionary – 0.0%
Galaxy Entertainment Group	538	3,398

Financials – 2.9%
AIA Group Ltd.	10,305	85,603
Hong Kong Exchanges and Clearing Ltd.	2,450	70,817

		156,420

Total Hong Kong – 2.9%		$159,818
India

Financials – 1.4%
Axis Bank Ltd.	8,618	76,420

Total India – 1.4%		$76,420
Ireland

Materials – 1.3%
CRH plc	2,633	69,713

Total Ireland – 1.3%		$69,713
Italy

Financials – 1.1%
UniCredit S.p.A.	5,224	59,169

Total Italy – 1.1%		$59,169
Japan

Communication Services – 2.9%
Nippon Telegraph and Telephone Corp.	2,340	95,458
Yahoo Japan Corp.	24,569	61,120

		156,578

Consumer Discretionary – 3.6%
Isuzu Motors Ltd.	7,313	102,582
Subaru Corp.	4,326	92,418

		195,000

Consumer Staples – 1.3%
Seven & i Holdings Co. Ltd.	1,567	68,077

Energy – 1.0%
Inpex Corp.	6,201	54,950

Financials – 2.9%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	14,884	73,048
Tokio Marine Holdings, Inc.	1,880	89,312

		162,360

Industrials – 1.5%
SMC Corp.	272	81,973

Information Technology – 1.0%
Tokyo Electron Ltd.	492	55,409

Total Japan – 14.2%		$774,347
Luxembourg

Energy – 1.0%
Tenaris S.A.	2,602	27,963
Tenaris S.A. ADR	1,260	26,869

		54,832

Materials – 1.1%
ArcelorMittal	2,856	59,122

Total Luxembourg – 2.1%		$113,954
Netherlands

Consumer Staples – 0.0%
Heineken N.V.	25	2,225

Energy – 1.6%
Royal Dutch Petroleum Co., New York Shares	227	13,244
Royal Dutch Shell plc, Class A	2,463	72,593

		85,837

Financials – 0.0%
ING Groep N.V., Certicaaten Van Aandelen	167	1,799

Industrials – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	1,576	55,251

Total Netherlands – 2.6%		$145,112
Norway

Consumer Staples – 0.1%
Marine Harvest ASA	120	2,519

Financials – 1.2%
DNB ASA	4,254	68,286

Total Norway – 1.3%		$70,805
South Korea

Information Technology – 1.4%
Samsung Electronics Co. Ltd.	2,190	76,237

Total South Korea – 1.4%		$76,237

Spain

Industrials – 0.5%
ACS Actividades de Construccion y Servicios S.A.	757	29,288

Total Spain – 0.5%		$29,288
Sweden

Financials – 2.4%
Svenska Handelsbanken AB, Class A	2,616	29,105
Swedbank AB	4,659	104,137

		133,242

Total Sweden – 2.4%		$133,242
Switzerland

Consumer Staples – 2.7%
Nestle S.A., Registered Shares	1,832	148,689

Financials – 1.2%
UBS Group AG	5,309	66,220

Health Care – 4.5%
Lonza Group Ltd., Registered Shares	128	33,180
Novartis AG ADR	426	36,550
Novartis AG, Registered Shares	458	39,211
Roche Holdings AG, Genusscheine	546	135,641

		244,582

Industrials – 2.7%
Adecco S.A. (B)	1,393	65,478
Ferguson plc	1,296	82,806

		148,284

Total Switzerland – 11.1%		$607,775
Taiwan

Information Technology – 1.0%
MediaTek, Inc.	7,528	56,028

Total Taiwan – 1.0%		$56,028
United Kingdom

Communication Services – 1.4%
BT Group plc	25,602	77,845

Consumer Discretionary – 2.8%
Compass Group plc	3,157	66,437
Whitbread plc	1,493	87,203

		153,640

Consumer Staples – 5.4%
British American Tobacco plc	2,043	65,007
Diageo plc	99	3,526
Imperial Tobacco Group plc	2,297	69,708
Reckitt Benckiser Group plc	799	61,202
Unilever N.V., Certicaaten Van Aandelen	101	5,477
Unilever plc	1,661	87,200

		292,120

Energy – 0.7%
FMC Technologies, Inc.	2,078	40,693

Financials – 0.1%
HSBC Holdings plc	346	2,857

Industrials – 2.1%
Babcock International Group plc	7,367	45,949
BAE Systems plc	11,790	68,956

		114,905

Information Technology – 1.2%
Amdocs Ltd.	1,107	64,825

Total United Kingdom – 13.7%		$746,885

United States

Information Technology – 1.1%
Cognizant Technology Solutions Corp., Class A (C)	946	60,051

Total United States – 1.1%		$60,051

TOTAL COMMON STOCKS – 95.9%		$5,233,251
(Cost: $5,937,166)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 2.2%
DTE Electric Co.
2.955%, 1–9–19	$10,000	9,993
DTE Energy Co. (GTD by Detroit Edison Co.)
2.904%, 1–7–19	5,000	4,997
DTE Gas Co.:
2.852%, 1–3–19	3,500	3,499
2.450%, 1–14–19	10,000	9,991
E.I. du Pont de Nemours and Co.
2.720%, 1–10–19	6,000	5,996
International Paper Co.
2.852%, 1–4–19	10,000	9,997
McCormick & Co., Inc.
2.701%, 1–2–19	5,000	4,999
PacifiCorp
2.802%, 1–4–19	10,000	9,997
Walgreens Boots Alliance, Inc.
2.906%, 1–9–19	50,000	49,966
Wisconsin Electric Power Co.
2.754%, 1–7–19	10,000	9,995

		119,430

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.720%, 1–7–19 (E)	2,566	2,566

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
2.400%, (F)(G)	16,958	16,958

Municipal Obligations – 0.2%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps)
1.760%, 1–7–19 (E)	4,000	4,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps)
1.700%, 1–7–19 (E)	6,000	6,000

		10,000

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.440%, 1–7–19 (E)	19,450	19,450
2.430%, 1–7–19 (E)	19,000	19,000
2.470%, 1–7–19 (E)	10,000	10,000

		48,450

TOTAL SHORT-TERM SECURITIES – 3.6%		$197,404
(Cost: $197,407)

TOTAL INVESTMENT SECURITIES – 99.5%		$5,430,655
(Cost: $6,134,573)

CASH AND OTHER ASSETS, NET OF LIABILITIES (H) – 0.5%		25,271

NET ASSETS – 100.0%		$5,455,926

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $16,150 are on loan.

(C)	All or a portion of securities with an aggregate value of $4,856 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(D)	Rate shown is the yield to maturity at December 31, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at December 31, 2018.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Cash of $1,820 has been pledged as collateral on open OTC swaps.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	410,351	Japanese Yen	46,011,455	1-7-19	Deutsche Bank AG	$9,580	$—
Chinese Yuan Renminbi Offshore	3,414,213	U.S. Dollar	484,340	11-1-19	Deutsche Bank AG	—	12,544
						$9,580	$12,544

The following total return swap agreements were outstanding at December 31, 2018:

Underlying Security	Long/ Short	Counterparty	Maturity Date	Notional Amount (I)	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
TechnipFMC plc	Long	Goldman Sachs International	09/28/2020	EUR 8,916	1-Month EURIBOR less 30 bps	$408	$—	$408

(1)

The Fund pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Fund is short on the swap agreement, the Fund receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Fund is long on the swap agreement, the Fund would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Fund is short on the swap agreement, the Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$63,392	$385,576	$—
Consumer Discretionary	62,263	523,700	—
Consumer Staples	—	702,087	—
Energy	257,728	314,924	—
Financials	—	864,397	—
Health Care	36,550	487,726	—
Industrials	—	701,109	—
Information Technology	187,296	308,927	—
Materials	22,919	250,083	—
Real Estate	—	64,574	—
Total Common Stocks	$630,148	$4,603,103	$—
Short-Term Securities	16,958	180,446	—
Total	$647,106	$4,783,549	$—
Forward Foreign Currency Contracts	$—	$9,580	$—
Total Return Swaps	$—	$408	$—
Liabilities
Forward Foreign Currency Contracts	$—	$12,544	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$6,134,573

Gross unrealized appreciation	232,985
Gross unrealized depreciation	(936,903)

Net unrealized depreciation	$(703,918)

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Cable & Satellite – 0.7%
Comcast Corp., Class A	782	$26,617

Interactive Home Entertainment – 1.4%
Electronic Arts, Inc. (A)	689	54,400

Interactive Media & Services – 7.4%
Alphabet, Inc., Class A (A)	164	171,244
Alphabet, Inc., Class C (A)	61	62,747
Facebook, Inc., Class A (A)	417	54,612

		288,603

Total Communication Services – 9.5%		369,620
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	1,553	110,823

Footwear – 2.9%
NIKE, Inc., Class B	1,504	111,499

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	589	101,219

Internet & Direct Marketing Retail – 7.3%
Amazon.com, Inc. (A)	144	216,634
Booking Holdings, Inc. (A)	38	65,715

		282,349

Specialty Stores – 1.4%
Ulta Beauty, Inc. (A)	222	54,355

Total Consumer Discretionary – 17.0%		660,245
Consumer Staples

Personal Products – 2.0%
Estee Lauder Co., Inc. (The), Class A	582	75,683

Soft Drinks – 0.4%
Monster Beverage Corp. (A)	352	17,348

Total Consumer Staples – 2.4%		93,031
Financials

Financial Exchanges & Data – 5.6%
CME Group, Inc.	888	167,070
S&P Global, Inc.	297	50,412

		217,482

Investment Banking & Brokerage – 1.1%
Charles Schwab Corp. (The)	972	40,379

Total Financials – 6.7%		257,861
Health Care

Health Care Equipment – 5.7%
Abiomed, Inc. (A)	127	41,313
Danaher Corp.	910	93,844
Intuitive Surgical, Inc. (A)	179	85,511

		220,668

Life Sciences Tools & Services – 1.5%
Illumina, Inc. (A)	189	56,537

Managed Health Care – 3.1%
UnitedHealth Group, Inc.	479	119,279

Pharmaceuticals – 5.7%
Elanco Animal Health, Inc. (A)	133	4,196
Pfizer, Inc.	2,375	103,682
Zoetis, Inc.	1,327	113,546

		221,424

Total Health Care – 16.0%		617,908
Industrials

Aerospace & Defense – 2.3%
Lockheed Martin Corp.	133	34,851
Northrop Grumman Corp.	218	53,388

		88,239

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	311	39,519

Industrial Machinery – 0.9%
Stanley Black & Decker, Inc.	297	35,551

Railroads – 1.1%
Union Pacific Corp.	307	42,436

Research & Consulting Services – 4.9%
CoStar Group, Inc. (A)	196	66,102
Verisk Analytics, Inc., Class A (A)	1,123	122,497

		188,599

Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	640	59,546

Total Industrials – 11.7%		453,890
Information Technology

Application Software – 7.7%
Adobe, Inc. (A)	510	115,445
Intuit, Inc.	475	93,465
salesforce.com, Inc. (A)	663	90,773

		299,683

Data Processing & Outsourced Services – 11.5%
FleetCor Technologies, Inc. (A)	208	38,629
MasterCard, Inc., Class A	667	125,782
PayPal, Inc. (A)	1,314	110,495
Visa, Inc., Class A	1,292	170,454

		445,360

Internet Services & Infrastructure – 2.1%
VeriSign, Inc. (A)	534	79,231

Systems Software – 8.0%
Microsoft Corp.	3,067	311,556

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	1,127	177,768

Total Information Technology – 33.9%		1,313,598
Real Estate

Specialized REITs – 1.6%
American Tower Corp., Class A	395	62,533

Total Real Estate – 1.6%		62,533

TOTAL COMMON STOCKS – 98.8%		$3,828,686
(Cost: $2,553,620)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.2%
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
2.591%, 1–4–19	$7,500	7,498
EssilorLuxottica S.A.,
2.461%, 1–4–19	5,145	5,144
Federal Home Loan Bank,
2.100%, 1–2–19	8,000	8,000
J.M. Smucker Co. (The),
2.750%, 1–2–19	9,872	9,870
McCormick & Co., Inc.,
2.451%, 1–7–19	5,000	4,997
PacifiCorp,
2.802%, 1–4–19	10,000	9,997

		45,506

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (C)	295	295

TOTAL SHORT-TERM SECURITIES – 1.2%		$45,801
(Cost: $45,804)

TOTAL INVESTMENT SECURITIES – 100.0%		$3,874,487
(Cost: $2,599,424)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		978

NET ASSETS – 100.0%		$3,875,465

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,828,686	$—	$—
Short-Term Securities	—	45,801	—
Total	$3,828,686	$45,801	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,599,424

Gross unrealized appreciation	1,334,992
Gross unrealized depreciation	(59,930)

Net unrealized appreciation	$1,275,062

SCHEDULE OF INVESTMENTS Ivy LaSalle Global Real Estate Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Real Estate – 5.3%
Dexus	186		$1,393
GPT Group	302		1,136
Scentre Group	1,084		2,979
Vicinity Centres	388		712

			6,220

Total Australia – 5.3%			$6,220
Belgium

Real Estate – 0.8%
Shurgard Self Storage Europe S.a.r.l. (A)	24		679
Warehouses De Pauw Comm VA	2		203

			882

Total Belgium – 0.8%			$882
Canada

Real Estate – 1.2%
Chartwell Retirement Residences	22		219
Choice Properties REIT	35		299
Cominar Real Estate Investment Trust	30		248
First Capital Realty, Inc. (B)	18		252
H&R Real Estate Investment Trust	27		415
Northview Apartment REIT	4		80

			1,513

Total Canada – 1.2%			$1,513
France

Real Estate – 2.9%
Gecina	6		795
Unibail-Rodamco-Westfield	17		2,594

			3,389

Total France – 2.9%			$3,389
Germany

Real Estate – 2.7%
alstria office AG	29		412
Vonovia SE	64		2,869

			3,281

Total Germany – 2.7%			$3,281
Hong Kong

Real Estate – 10.4%
Hang Lung Properties Ltd.	903		1,716
Link (The)	442		4,481
Sun Hung Kai Properties Ltd.	218		3,111
Swire Properties Ltd.	888		3,119

			12,427

Total Hong Kong – 10.4%			$12,427
Ireland

Real Estate – 1.0%
Hibernia REIT plc	433		621
Irish Residential Properties REIT plc	383		593

			1,214

Total Ireland – 1.0%			$1,214
Japan

Real Estate – 13.2%
Activia Properties, Inc.	—	*	540
Daiwa Office Investment Corp.	—	*	940
Global One Corp.	1		691
Heiwa Real Estate Co. Ltd.	89		1,409
ITOCHU Advance Logistics Investment Corp.	1		681
Keihanshin Building Co. Ltd.	102		768
Kenedix Office Investment Corp.	—	*	70
MCUBS MidCity Investment Corp.	—	*	322
Mitsubishi Estate Co. Ltd.	288		4,535
Mitsui Fudosan Co. Ltd.	222		4,017
Nomura Real Estate Holdings, Inc.	33		613
ORIX JREIT, Inc.	1		959

			15,545

Total Japan – 13.2%			$15,545
Netherlands

Real Estate – 0.4%
NSI N.V.	13		494

Total Netherlands – 0.4%			$494
Singapore

Real Estate – 0.3%
City Developments Ltd.	35		210
Mapletree Commercial Trust	61		74

			284

Total Singapore – 0.3%			$284

Spain

Real Estate – 0.9%
Lar Espana Real Estate Socimi S.A.	62	526
Merlin Properties Socimi S.A.	50	620

		1,146

Total Spain – 0.9%		$1,146
Sweden

Real Estate – 1.6%
Hufvudstaden AB	54	829
Wihlborgs Fastigheter AB	90	1,047

		1,876

Total Sweden – 1.6%		$1,876
Switzerland

Real Estate – 0.2%
PSP Swiss Property Ltd., Registered Shares	3	285

Total Switzerland – 0.2%		$285
United Kingdom

Real Estate – 5.5%
Big Yellow Group plc	63	706
Capital & Counties Properties plc	72	214
Derwent London plc	28	1,035
Great Portland Estates plc	155	1,307
Land Securities Group plc	206	2,111
Safestore Holdings plc	27	177
SEGRO plc	131	980

		6,530

Total United Kingdom – 5.5%		$6,530
United States

Communication Services – 0.8%
SBA Communications Corp. (A)	6	952

Materials – 0.5%
Weyerhaeuser Co.	26	560

Real Estate – 51.6%
Alexandria Real Estate Equities, Inc.	15	1,721
American Campus Communities, Inc.	45	1,845
American Homes 4 Rent	99	1,969
AvalonBay Communities, Inc.	48	5,109
Boston Properties, Inc.	24	2,724
Brixmor Property Group, Inc.	105	1,542
CoreSite Realty Corp.	8	727
Crown Castle International Corp.	16	1,751
CubeSmart	77	2,197
Digital Realty Trust, Inc.	6	654
Duke Realty Corp.	53	1,375
Equinix, Inc.	3	949
Equity Lifestyle Properties, Inc.	11	1,073
Equity Residential	64	4,233
First Industrial Realty Trust, Inc.	22	645
Healthcare Trust of America, Inc., Class A	43	1,096
Macerich Co. (The)	21	919
National Health Investors, Inc.	15	1,114
National Retail Properties, Inc.	23	1,105
Park Hotels & Resorts, Inc.	55	1,431
Pebblebrook Hotel Trust	38	1,079
ProLogis, Inc.	18	1,080
Public Storage, Inc.	21	4,211
Regency Centers Corp.	37	2,186
RLJ Lodging Trust	82	1,350
Simon Property Group, Inc.	27	4,584
SL Green Realty Corp.	17	1,347
Taubman Centers, Inc.	31	1,389
VEREIT, Inc.	161	1,148
VICI Properties, Inc.	75	1,410
Vornado Realty Trust	48	2,998
Welltower, Inc.	60	4,171

		61,132

Total United States – 52.9%		$62,644

TOTAL COMMON STOCKS – 99.3%		$117,730
(Cost: $116,762)

SHORT-TERM SECURITIES	Principal
Money Market Funds – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.400%, (C)(D)	$238	238

TOTAL SHORT-TERM SECURITIES – 0.2%		$238
(Cost: $238)

TOTAL INVESTMENT SECURITIES – 99.5%		$117,968
(Cost: $117,000)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		638

NET ASSETS – 100.0%		$118,606

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $226 are on loan.

(C)	Rate shown is the annualized 7-day yield at December 31, 2018.

(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$952	$—	$—
Materials	560	—	—
Real Estate	65,412	50,806	—
Total Common Stocks	$66,924	$50,806	$—
Short-Term Securities	238	—	—
Total	$67,162	$50,806	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$117,000

Gross unrealized appreciation	7,637
Gross unrealized depreciation	(6,669)

Net unrealized appreciation	$968

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	$2,699	2,537
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–9–21 (A)	5,500	5,398

TOTAL ASSET-BACKED SECURITIES – 0.6%		$7,935
(Cost: $8,209)

CORPORATE DEBT SECURITIES
Communication Services

Cable & Satellite – 0.4%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.300%, 10–1–20 (B)	3,275	3,287
3.450%, 10–1–21	2,500	2,525

		5,812

Wireless Telecommunication Service – 0.4%
Crown Castle Towers LLC,
3.222%, 5–15–22 (A)	4,830	4,750

Total Communication Services – 0.8%		10,562
Consumer Discretionary

Auto Parts & Equipment – 0.2%
Lear Corp.,
5.375%, 3–15–24 (B)	3,175	3,266

Automobile Manufacturers – 0.4%
Volkswagen Group of America, Inc.,
3.875%, 11–13–20 (A)	5,000	5,024

General Merchandise Stores – 0.8%
Dollar General Corp.,
3.250%, 4–15–23	2,137	2,089
Family Dollar Stores, Inc.,
5.000%, 2–1–21	8,509	8,658

		10,747

Total Consumer Discretionary – 1.4%		19,037
Consumer Staples

Brewers – 0.4%
Molson Coors Brewing Co.:
1.900%, 3–15–19	2,070	2,064
2.250%, 3–15–20	2,750	2,712

		4,776

Distillers & Vintners – 0.5%
Constellation Brands, Inc.,
2.250%, 11–6–20	7,000	6,865

Packaged Foods & Meats – 0.4%
Smithfield Foods, Inc.,
2.700%, 1–31–20 (A)	5,000	4,932

Soft Drinks – 0.1%
PepsiCo, Inc.,
3.100%, 7–17–22	2,082	2,083

Total Consumer Staples – 1.4%		18,656
Energy

Oil & Gas Equipment & Services – 0.7%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
2.800%, 2–15–21	4,500	4,451
3.500%, 2–1–22	5,000	5,013

		9,464

Oil & Gas Exploration & Production – 1.1%
Aker BP ASA,
6.000%, 7–1–22 (A)	2,360	2,372
EQT Corp.,
8.125%, 6–1–19	11,520	11,715

		14,087

Oil & Gas Storage & Transportation – 2.3%
Enbridge, Inc.,
2.900%, 7–15–22	2,913	2,819
EQT Midstream Partners L.P.,
4.750%, 7–15–23	3,500	3,484
Kinder Morgan Energy Partners L.P.:
3.500%, 3–1–21	4,500	4,489
3.450%, 2–15–23 (B)	6,590	6,432
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.850%, 10–15–23	8,200	8,022
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	5,700	5,763

		31,009

Total Energy – 4.1%		54,560

Financials

Asset Management & Custody Banks – 0.5%
Ares Capital Corp.,
3.875%, 1–15–20	7,280	7,295

Consumer Finance – 3.8%
Ally Financial, Inc.,
4.125%, 3–30–20	10,896	10,781
Capital One N.A.,
2.350%, 1–31–20	8,183	8,078
Ford Motor Credit Co. LLC:
2.681%, 1–9–20	3,700	3,638
2.459%, 3–27–20	7,415	7,258
3.470%, 4–5–21	1,000	972
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
2.400%, 5–9–19	5,115	5,096
3.200%, 7–6–21	5,000	4,884
4.200%, 11–6–21	5,647	5,644
Hyundai Capital America,
2.550%, 4–3–20 (A)	3,600	3,554

		49,905

Diversified Banks – 4.6%
ABN AMRO Bank N.V.,
2.100%, 1–18–19 (A)	8,000	7,998
Bank of America Corp.:
3.499%, 5–17–22	3,500	3,500
4.100%, 7–24–23	2,850	2,889
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	1,550	1,542
BB&T Corp.,
2.050%, 5–10–21	5,000	4,869
Cooperatieve Rabobank U.A.,
3.875%, 9–26–23 (A)	5,000	5,017
KeyBank N.A.,
2.300%, 9–14–22	4,000	3,851
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7–26–21	3,250	3,259
2.998%, 2–22–22	2,000	1,972
Mizuho Financial Group, Inc.,
2.953%, 2–28–22	4,400	4,313
Nordea Bank AB (3-Month U.S. LIBOR plus 94 bps),
3.647%, 8–30–23 (A)(C)	7,000	6,923
Northern Trust Corp.,
2.375%, 8–2–22 (B)	7,525	7,313
U.S. Bancorp,
5.125%, 1–15–67	8,000	7,920

		61,366

Diversified Capital Markets – 0.3%
Deutsche Bank AG,
4.250%, 10–14–21	3,500	3,422

Investment Banking & Brokerage – 2.0%
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (A)	5,000	4,920
Goldman Sachs Group, Inc. (The):
2.350%, 11–15–21	5,000	4,821
5.700%, 12–29–49	3,500	3,413
Morgan Stanley:
5.750%, 1–25–21	6,000	6,263
4.875%, 11–1–22	5,250	5,410
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps),
3.807%, 5–31–23 (C)	1,700	1,659

		26,486

Life & Health Insurance – 0.8%
Athene Global Funding,
2.750%, 4–20–20 (A)	1,585	1,570
Principal Life Global Funding II,
2.625%, 11–19–20 (A)	9,500	9,393

		10,963

Other Diversified Financial Services – 2.3%
Citigroup, Inc.:
2.650%, 10–26–20	9,000	8,879
2.700%, 3–30–21	4,893	4,818
JPMorgan Chase & Co.:
4.350%, 8–15–21	3,820	3,909
2.972%, 1–15–23	4,087	3,984
3.000%, 2–27–30 (D)	3,390	3,151
USAA Capital Corp.,
2.450%, 8–1–20 (A)	5,315	5,263

		30,004

Property & Casualty Insurance – 0.4%
ACE INA Holdings, Inc. (GTD by ACE Ltd.),
2.300%, 11–3–20	5,500	5,421

Regional Banks – 0.9%
PNC Bank N.A.,
2.550%, 12–9–21	4,000	3,902
Sumitomo Mitsui Banking Corp. (3-Month U.S. LIBOR plus 35 bps),
2.799%, 1–17–20 (C)	6,000	5,995
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3–6–19 (A)	1,500	1,497

		11,394

Specialized Finance – 1.5%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
3.480%, 6–1–19 (A)	5,625	5,609
International Lease Finance Corp.,
6.250%, 5–15–19	11,500	11,602
Syngenta Finance N.V.,
3.698%, 4–24–20 (A)	2,250	2,233

		19,444

Total Financials – 17.1%		225,700
Health Care

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5–11–20	4,000	3,949

Health Care Supplies – 0.2%
Stryker Corp.,
2.625%, 3–15–21 (B)	3,025	2,987

Managed Health Care – 0.9%
Halfmoon Parent, Inc.,
3.200%, 9–17–20 (A)	11,900	11,849

Pharmaceuticals – 0.6%
Bayer U.S. Finance II LLC,
3.875%, 12–15–23 (A)	3,500	3,436
Takeda Pharmaceutical Co. Ltd.,
3.800%, 11–26–20 (A)	3,500	3,521

		6,957

Total Health Care – 2.0%		25,742
Industrials

Aerospace & Defense – 1.0%
BAE Systems Holdings, Inc.,
6.375%, 6–1–19 (A)	10,893	11,019
Northrop Grumman Corp.,
3.250%, 8–1–23	2,000	1,968

		12,987

Airlines – 0.4%
Aviation Capital Group Corp.,
2.875%, 1–20–22 (A)	4,000	3,871
Delta Air Lines, Inc.,
3.400%, 4–19–21	1,875	1,859

		5,730

Industrial Conglomerates – 0.4%
General Electric Capital Corp.,
5.012%, 1–1–24	5,640	5,622

Total Industrials – 1.8%		24,339
Information Technology

Communications Equipment – 0.3%
L-3 Communications Corp.,
3.950%, 5–28–24	4,280	4,272

Data Processing & Outsourced Services – 0.4%
Visa, Inc.,
2.800%, 12–14–22	5,350	5,282

Semiconductors – 0.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
2.375%, 1–15–20	2,750	2,715

Systems Software – 1.0%
CA, Inc.,
5.375%, 12–1–19	8,297	8,404
Microsoft Corp.,
2.875%, 2–6–24	4,000	3,962

		12,366

Total Information Technology – 1.9%		24,635
Materials

Diversified Chemicals – 0.1%
DowDuPont, Inc.,
3.766%, 11–15–20	1,750	1,767

Specialty Chemicals – 0.8%
Methanex Corp.,
3.250%, 12–15–19	10,632	10,552

Total Materials – 0.9%		12,319
Real Estate

Industrial REITs – 0.3%
Air Lease Corp.,
2.500%, 3–1–21	3,700	3,607

Specialized REITs – 1.8%
American Tower Corp.:
5.900%, 11–1–21	7,200	7,608
2.250%, 1–15–22	7,500	7,177
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,900
4.875%, 4–15–22	3,099	3,189
5.250%, 1–15–23	2,745	2,850

		23,724

Total Real Estate – 2.1%		27,331
Utilities

Electric Utilities – 2.1%
CenterPoint Energy, Inc.,
2.500%, 9–1–22	4,000	3,825
Duke Energy Carolinas LLC,
2.500%, 3–15–23	5,000	4,830
Entergy Texas, Inc.,
2.550%, 6–1–21	7,225	7,108
MidAmerican Energy Co.,
3.700%, 9–15–23	3,000	3,035
National Rural Utilities Cooperative Finance Corp.,
2.400%, 4–25–22	4,975	4,841
Virginia Electric and Power Co., Series C,
2.750%, 3–15–23	3,940	3,843

		27,482

Total Utilities – 2.1%		27,482

TOTAL CORPORATE DEBT SECURITIES – 35.6%		$470,363
(Cost: $476,428)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.2%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C,
5.097%, 9–15–27 (A)	2,500	2,537

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$2,537
(Cost: $2,722)

MUNICIPAL BONDS – TAXABLE
California – 1.5%
Alameda Corridor Trans Auth, Taxable Sr Lien Rev Bonds, Ser 1999C,
6.500%, 10–1–19	$1,955	2,003
CA Various Purp GO Bonds,
7.700%, 11–1–30	10,050	10,876
CA Various Purp GO Rfdg Bonds,
7.950%, 3–1–36	5,875	6,204

		19,083

Texas – 0.8%
Dallas Independent Sch Dist, Unlimited Tax Sch Bldg Bonds, Ser 2010C,
6.450%, 2–15–35	5,650	6,038
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D,
6.349%, 2–15–41	4,540	4,716

		10,754

TOTAL MUNICIPAL BONDS – TAXABLE – 2.3%		$29,837
(Cost: $30,132)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.5%
Federal Home Loan Bank,
2.000%, 11–25–31	1,000	941
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	5,670	6,191

		7,132

Mortgage-Backed Obligations – 13.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps),
4.847%, 11–25–24 (A)(C)	4,885	4,939
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps),
4.897%, 6–25–27 (A)(C)	2,752	2,814
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (5-Year U.S. Treasury index plus 300 bps),
5.180%, 2–25–47 (A)(C)	6,420	6,697

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.597%, 6–25–21 (A)(C)	3,115	3,134
6.347%, 9–25–22 (A)(C)	1,436	1,457
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index),
3.718%, 2–25–45 (A)(C)	8,500	8,480
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.501%, 4–25–20 (A)(C)	4,950	5,078
3.978%, 2–25–46 (A)(C)	390	396
4.416%, 12–25–48 (A)(C)	6,196	6,355
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.336%, 12–25–44 (A)(C)	17,000	17,557
3.870%, 5–25–45 (A)(C)	6,500	6,628
3.500%, 8–25–46 (A)(C)	2,250	2,234
4.604%, 11–25–46 (A)(C)	8,000	8,292
3.565%, 11–25–47 (A)(C)	2,050	2,045
3.539%, 2–25–48 (A)(C)	4,000	4,007
3.880%, 2–25–50 (A)(C)	6,142	6,197
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Tresaury index),
3.580%, 11–25–23 (A)(C)	7,900	7,667
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
4.055%, 5–25–25 (A)(C)	985	982
3.779%, 10–25–48 (A)(C)	5,825	5,779
3.675%, 11–25–49 (A)(C)	5,050	4,976
3.647%, 11–25–50 (A)(C)	4,850	4,826
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	51	51
3.000%, 9–1–28	6,755	6,754
3.000%, 5–15–44	2,309	2,313
Federal National Mortgage Association Agency REMIC/CMO,
2.000%, 6–25–39	10,980	10,705
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.478%, 12–1–19	6,670	6,723
4.646%, 7–1–20	3,634	3,668
4.381%, 6–1–21	8,901	9,196
5.500%, 2–1–22	235	238
3.500%, 8–1–26	2,860	2,896
2.000%, 10–25–41	10,829	10,377
2.000%, 12–25–42	1,317	1,299
2.500%, 7–25–45	2,021	1,955
2.500%, 9–25–45	3,259	3,210
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	5,021	4,859
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
3.500%, 4–20–34	4,222	4,228

		179,012

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.1%		$186,144
(Cost: $189,241)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 31.0%
U.S. Treasury Notes:
2.375%, 4–30–20	32,000	31,913
2.500%, 6–30–20	9,000	8,992
2.625%, 7–31–20	50,000	50,056
2.125%, 8–31–20	4,000	3,973
2.625%, 8–31–20	8,000	8,010
2.750%, 9–30–20	7,000	7,025
2.875%, 10–31–20	13,200	13,280
2.000%, 1–15–21	11,500	11,382
2.625%, 5–15–21	20,000	20,061
2.250%, 7–31–21	27,000	26,847
2.750%, 8–15–21	25,000	25,166
2.750%, 9–15–21	3,600	3,625
2.875%, 10–15–21	18,700	18,896

2.000%, 12–31–21	5,000	4,931
2.000%, 2–15–22	11,000	10,845
1.750%, 5–31–22	16,000	15,620
2.000%, 7–31–22	16,500	16,228
2.000%, 10–31–22	17,500	17,190
2.125%, 12–31–22	25,000	24,648
2.750%, 4–30–23	17,000	17,175
2.875%, 9–30–23	31,250	31,757
2.875%, 10–31–23	21,000	21,348
2.125%, 3–31–24	20,500	20,095

		409,063

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 31.0%		$409,063
(Cost: $405,418)

SHORT-TERM SECURITIES
Commercial Paper (E) – 15.4%
AT&T, Inc.,
3.200%, 5–30–19	14,000	13,816
Clorox Co. (The),
2.770%, 1–16–19	7,490	7,481
DTE Energy Co. (GTD by Detroit Edison Co.),
2.886%, 1–9–19	5,000	4,997
DTE Gas Co.,
2.450%, 1–14–19	3,000	2,997
E.I. du Pont de Nemours and Co.:
2.772%, 1–3–19	15,000	14,997
2.720%, 1–10–19	13,000	12,990
Energy Transfer L.P.:
3.201%, 1–3–19	1,500	1,500
3.202%, 1–4–19	4,000	3,999
2.910%, 1–10–19	55,000	54,955
2.950%, 1–14–19	4,000	3,995
General Motors Financial Co., Inc.,
2.915%, 1–8–19	3,900	3,897
International Paper Co.:
2.852%, 1–3–19	4,500	4,499
2.730%, 1–10–19	8,256	8,250
J.M. Smucker Co. (The),
2.750%, 1–2–19	5,150	5,149
McCormick & Co., Inc.,
2.701%, 1–2–19	5,000	4,999
NBCUniversal Enterprise, Inc.,
2.730%, 1–10–19	5,000	4,996
Sherwin-Williams Co. (The),
3.074%, 1–3–19	6,000	5,999
United Technologies Corp.,
2.870%, 1–25–19	2,500	2,495
Walgreens Boots Alliance, Inc.:
2.906%, 1–9–19	12,000	11,992
2.730%, 1–10–19	15,000	14,988
Wisconsin Electric Power Co.,
2.660%, 1–10–19	14,000	13,990

		202,981

Master Note – 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (F)	4,989	4,989

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.400%, (G)(H)	100	100

TOTAL SHORT-TERM SECURITIES – 15.8%		$208,070
(Cost: $208,088)

TOTAL INVESTMENT SECURITIES – 99.6%		$1,313,949
(Cost: $1,320,238)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		4,627

NET ASSETS – 100.0%		$1,318,576

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $229,417 or 17.4% of net assets.

(B)	All or a portion of securities with an aggregate value of $98 are on loan.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(E)	Rate shown is the yield to maturity at December 31, 2018.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$7,935	$—
Corporate Debt Securities	—	470,363	—
Mortgage-Backed Securities	—	2,537	—
Municipal Bonds	—	29,837	—
United States Government Agency Obligations	—	186,144	—
United States Government Obligations	—	409,063	—
Short-Term Securities	100	207,970	—
Total	$100	$1,313,849	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,320,238

Gross unrealized appreciation	5,090
Gross unrealized depreciation	(11,380)

Net unrealized depreciation	$(6,290)

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class N	1,495	$26,019
Ivy Global Equity Income Fund, Class N	1,592	17,165
Ivy Global Growth Fund, Class N	410	16,089
Ivy IG International Small Cap Fund, Class N	1,603	16,318
Ivy International Core Equity Fund, Class N	3,649	56,014
Ivy Pzena International Value Fund, Class N	2,339	33,454

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$165,059
(Cost: $179,167)

SHORT-TERM SECURITIES	Principal
Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (A)	$531	531

TOTAL SHORT-TERM SECURITIES – 0.3%		$531
(Cost: $531)

TOTAL INVESTMENT SECURITIES – 100.2%		$165,590
(Cost: $179,698)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(404)

NET ASSETS – 100.0%		$165,186

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$165,059	$—	$—
Short-Term Securities	—	531	—
Total	$165,059	$531	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$179,698

Gross unrealized appreciation	7,677
Gross unrealized depreciation	(21,785)

Net unrealized depreciation	$(14,108)

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Interactive Home Entertainment – 2.3%
Electronic Arts, Inc. (A)	1,174	$92,674

Interactive Media & Services – 0.3%
Twitter, Inc. (A)	348	10,004

Total Communication Services – 2.6%		102,678
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.2%
Burberry Group plc (B)	2,581	56,677
lululemon athletica, Inc. (A)	593	72,088

		128,765

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	1,695	58,878

Automotive Retail – 2.0%
O’Reilly Automotive, Inc. (A)	236	81,186

Internet & Direct Marketing Retail – 4.2%
Duluth Holdings, Inc., Class B (A)(C)	791	19,967
GrubHub, Inc. (A)	925	71,058
MercadoLibre, Inc.	264	77,347

		168,372

Restaurants – 5.0%
Chipotle Mexican Grill, Inc., Class A (A)	285	122,912
Dunkin Brands Group, Inc.	1,181	75,712

		198,624

Specialty Stores – 6.7%
Tiffany & Co.	816	65,661
Tractor Supply Co.	1,347	112,426
Ulta Beauty, Inc. (A)	361	88,440

		266,527

Total Consumer Discretionary – 22.6%		902,352
Consumer Staples

Food Retail – 1.8%
Sprouts Farmers Market, Inc. (A)	3,057	71,863

Packaged Foods & Meats – 1.2%
Hershey Foods Corp.	456	48,834

Total Consumer Staples – 3.0%		120,697
Financials

Asset Management & Custody Banks – 0.9%
Oaktree Capital Group LLC	919	36,532

Financial Exchanges & Data – 3.3%
CME Group, Inc.	329	61,961
MarketAxess Holdings, Inc.	321	67,739

		129,700

Regional Banks – 2.6%
First Republic Bank	821	71,385
SVB Financial Group (A)	176	33,422

		104,807

Total Financials – 6.8%		271,039
Health Care

Biotechnology – 2.2%
BioMarin Pharmaceutical, Inc. (A)	685	58,307
Seattle Genetics, Inc. (A)	530	30,023

		88,330

Health Care Equipment – 9.1%
Abiomed, Inc. (A)	249	80,931
DexCom, Inc. (A)	579	69,307
Edwards Lifesciences Corp. (A)	574	87,871
Glaukos Corp. (A)	775	43,542
Intuitive Surgical, Inc. (A)	170	81,526

		363,177

Health Care Services – 1.2%
Laboratory Corp. of America Holdings (A)	364	45,954

Health Care Supplies – 0.8%
National Vision Holdings, Inc. (A)	1,103	31,069

Health Care Technology – 1.1%
Cerner Corp. (A)	706	37,039
Veeva Systems, Inc., Class A (A)	69	6,139

		43,178

Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	739	49,851

Pharmaceuticals – 3.0%
Zoetis, Inc.	1,414	120,911

Total Health Care – 18.6%		742,470
Industrials

Aerospace & Defense – 2.0%
Harris Corp.	434	58,469
Spirit AeroSystems Holdings, Inc.	283	20,368

		78,837

Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	1,092	74,326

Building Products – 2.6%
A. O. Smith Corp.	1,371	58,555
Trex Co., Inc. (A)	739	43,863

		102,418

Construction Machinery & Heavy Trucks – 1.1%
Westinghouse Air Brake Technologies Corp. (C)	657	46,155

Industrial Conglomerates – 1.5%
Fortive Corp.	919	62,212

Industrial Machinery – 3.2%
IDEX Corp.	539	68,037
Middleby Corp. (A)	594	61,065

		129,102

Research & Consulting Services – 4.8%
CoStar Group, Inc. (A)	355	119,920
TransUnion	1,237	70,241

		190,161

Trading Companies & Distributors – 2.0%
Fastenal Co.	1,511	78,987

Total Industrials – 19.1%		762,198
Information Technology

Application Software – 4.8%
Autodesk, Inc. (A)	422	54,270
DocuSign, Inc. (A)(C)	245	9,830
Guidewire Software, Inc. (A)	1,010	81,051
Tyler Technologies, Inc. (A)	236	43,915

		189,066

Communications Equipment – 2.8%
Arista Networks, Inc. (A)	290	61,076
Palo Alto Networks, Inc. (A)	271	51,049

		112,125

Data Processing & Outsourced Services – 2.3%
Jack Henry & Associates, Inc.	156	19,797
Square, Inc., Class A (A)	1,263	70,829

		90,626

Electronic Components – 2.3%
Maxim Integrated Products, Inc.	1,306	66,402
Universal Display Corp. (C)	277	25,955

		92,357

Electronic Equipment & Instruments – 0.6%
Coherent, Inc. (A)	210	22,149

Internet Services & Infrastructure – 0.9%
Twilio, Inc., Class A (A)(C)	412	36,772

IT Consulting & Other Services – 1.6%
Keysight Technologies, Inc. (A)	1,022	63,424

Semiconductor Equipment – 1.0%
Teradyne, Inc.	1,286	40,350

Semiconductors – 3.2%
Microchip Technology, Inc. (C)	941	67,648
Monolithic Power Systems, Inc.	525	61,075

		128,723

Systems Software – 3.0%
Proofpoint, Inc. (A)	346	29,004
ServiceNow, Inc. (A)	507	90,193

		119,197

Total Information Technology – 22.5%		894,789
Materials

Fertilizers & Agricultural Chemicals – 0.9%
Scotts Miracle-Gro Co. (The)	596	36,602

Specialty Chemicals – 2.6%
Axalta Coating Systems Ltd. (A)	2,517	58,940
RPM International, Inc.	759	44,588

		103,528

Total Materials – 3.5%		140,130

TOTAL COMMON STOCKS – 98.7%		$3,936,353
(Cost: $3,012,229)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 1.0%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
2.500%, 1–2–19	$12,218	12,216
Commercial Bank PSQC (GTD by Wells Fargo Bank N.A.),
2.591%, 1–4–19	7,500	7,498
EssilorLuxottica S.A.,
2.461%, 1–4–19	5,855	5,853
J.M. Smucker Co. (The),
2.750%, 1–2–19	7,214	7,213
McCormick & Co., Inc.,
2.451%, 1–7–19	5,000	4,998

		37,778

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (E)	4,585	4,585

Money Market Funds – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.400%, (F)(G)	74,695	74,695

TOTAL SHORT-TERM SECURITIES – 3.0%		$117,058
(Cost: $117,061)

TOTAL INVESTMENT SECURITIES – 101.7%		$4,053,411
(Cost: $3,129,290)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7)%		(67,123)

NET ASSETS – 100.0%		$3,986,288

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $133,711 are on loan.

(D)	Rate shown is the yield to maturity at December 31, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$102,678	$—	$—
Consumer Discretionary	845,675	56,677	—
Consumer Staples	120,697	—	—
Financials	271,039	—	—
Health Care	742,470	—	—
Industrials	762,198	—	—
Information Technology	894,789	—	—
Materials	140,130	—	—
Total Common Stocks	$3,879,676	$56,677	$—
Short-Term Securities	74,695	42,363	—
Total	$3,954,371	$99,040	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,129,290

Gross unrealized appreciation	1,084,789
Gross unrealized depreciation	(160,668)

Net unrealized appreciation	$924,121

SCHEDULE OF INVESTMENTS Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Movies & Entertainment – 2.8%
Cinemark Holdings, Inc.	368	$13,173

Total Communication Services – 2.8%		13,173
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	182	13,006

Consumer Electronics – 2.8%
Garmin Ltd.	208	13,159

Home Furnishings – 2.8%
Leggett & Platt, Inc.	359	12,881

Household Appliances – 2.8%
Snap-on, Inc.	90	13,038

Leisure Products – 5.5%
Hasbro, Inc.	155	12,592
Polaris Industries, Inc.	173	13,291

		25,883

Restaurants – 2.7%
Cracker Barrel Old Country Store, Inc. (A)	79	12,647

Specialized Consumer Services – 2.8%
Service Corp. International	324	13,050

Total Consumer Discretionary – 22.2%		103,664
Consumer Staples

Household Products – 2.8%
Clorox Co. (The)	84	12,995

Total Consumer Staples – 2.8%		12,995
Energy

Oil & Gas Storage & Transportation – 2.9%
Targa Resources Corp.	373	13,432

Total Energy – 2.9%		13,432
Financials

Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	175	12,870

Property & Casualty Insurance – 2.8%
First American Financial Corp.	290	12,944

Regional Banks – 5.5%
Glacier Bancorp, Inc.	333	13,202
Umpqua Holdings Corp.	795	12,636

		25,838

Total Financials – 11.1%		51,652
Health Care

Health Care Facilities – 2.7%
HealthSouth Corp.	205	12,660

Health Care Services – 5.6%
Cardinal Health, Inc.	293	13,061
Quest Diagnostics, Inc.	159	13,256

		26,317

Total Health Care – 8.3%		38,977
Industrials

Aerospace & Defense – 2.9%
Harris Corp.	99	13,352

Air Freight & Logistics – 2.7%
C.H. Robinson Worldwide, Inc.	153	12,868

Electrical Components & Equipment – 2.8%
Rockwell Automation, Inc.	88	13,192

Environmental & Facilities Services – 2.7%
Republic Services, Inc., Class A	174	12,512

Office Services & Supplies – 2.8%
HNI Corp.	367	12,987

Total Industrials – 13.9%		64,911
Information Technology

Data Processing & Outsourced Services – 5.5%
Broadridge Financial Solutions, Inc.	133	12,762
Paychex, Inc.	196	12,781

		25,543

Electronic Components – 2.8%
Maxim Integrated Products, Inc.	260	13,242

Electronic Equipment & Instruments – 2.8%
National Instruments Corp.	289	13,103

Semiconductors – 2.8%
Microchip Technology, Inc.	184	13,237

Total Information Technology – 13.9%		65,125
Materials

Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	210	12,877

Paper Packaging – 8.3%
Avery Dennison Corp.	147	13,202
Packaging Corp. of America	154	12,842
Sonoco Products Co.	244	12,940

		38,984

Specialty Chemicals – 2.8%
RPM International, Inc.	221	12,963

Total Materials – 13.9%		64,824
Real Estate

Residential REITs – 2.8%
American Campus Communities, Inc.	311	12,871

Total Real Estate – 2.8%		12,871
Utilities

Electric Utilities – 2.8%
OGE Energy Corp.	334	13,102

Total Utilities – 2.8%		13,102

TOTAL COMMON STOCKS – 97.4%		$454,726
(Cost: $432,814)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.8%
Walgreens Boots Alliance, Inc.,
2.906%, 1–9–19	$8,000	7,995
Wisconsin Electric Power Co.,
2.754%, 1–7–19	5,000	4,997

		12,992

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (C)	692	692

Money Market Funds – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.400%, (D)(E)	10,551	10,551

TOTAL SHORT-TERM SECURITIES – 5.2%		$24,235
(Cost: $24,236)

TOTAL INVESTMENT SECURITIES – 102.6%		$478,961
(Cost: $457,050)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.6)%		(11,913)

NET ASSETS – 100.0%		$467,048

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $10,334 are on loan.

(B)	Rate shown is the yield to maturity at December 31, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Investment made with cash collateral received from securities on loan.

(E)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$454,726	$—	$—
Short-Term Securities	10,551	13,684	—
Total	$465,277	$13,684	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$457,050

Gross unrealized appreciation	45,417
Gross unrealized depreciation	(23,506)

Net unrealized appreciation	$21,911

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value
Registered Investment Companies – 3.0%
iShares National AMT-Free Muni Bond ETF	227	$24,698

TOTAL INVESTMENT FUNDS – 3.0%		$24,698
(Cost: $24,542)

MUNICIPAL BONDS	Principal
Alabama – 1.3%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	2,063
The Spl Care Fac Fin Auth of Birmingham - Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	763
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A:
5.125%, 1–1–34	750	750
Water Works Board of the City of Birmingham, Water Rev Rfdg Bonds, Ser 2015-A,
5.000%, 1–1–35	6,555	7,323

		10,899

Alaska – 0.2%
AK Intl Arpt, Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	1,822

Arizona – 1.5%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	3,000	3,071
Maricopa Cnty Indl Dev Auth, Rev Bonds (Banner Hlth), Ser 2016A,
4.000%, 1–1–38	8,500	8,776
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	512

		12,359

Arkansas – 0.1%
Board of Trustees of the Univ of AR, Var Fac Rev Bonds (Fayetteville Campus), Rfdg and Impvt Ser 2016A,
5.000%, 11–1–37	745	849

California – 17.9%
ABAG Fin Auth for Nonprofit Corp., Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,027
Arpt Comsn, San Francisco Intl Arpt, Second Ser Rev Bonds, Ser 2009E:
6.000%, 5–1–39	3,000	3,041
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1 (SIFMA Municipal Swap Index plus 110 bps),
2.810%, 4–1–45 (A)	10,000	10,217
CA (School Facilities) GO Bonds,
5.000%, 11–1–30	3,000	3,362
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. - Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	2,245	2,433
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	3,000	3,082
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,085
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,460	4,474
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,050
CA Muni Fin Auth, Edu Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2016A,
5.000%, 6–1–36	1,000	1,068

CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A:
5.000%, 10–1–22	250	260
5.000%, 10–1–33	1,000	1,040
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,745	1,745
6.350%, 7–1–46	970	970
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	1,365	1,450
CA Various Purp GO Bonds:
5.250%, 9–1–26	5,000	5,427
5.500%, 4–1–28	5	5
5.250%, 10–1–29	3,000	3,070
5.750%, 4–1–31	5,000	5,047
6.000%, 3–1–33	1,000	1,049
6.500%, 4–1–33	1,000	1,012
5.000%, 4–1–37	5,000	5,471
6.000%, 11–1–39	5,000	5,162
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	10,000	10,976
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	780
City of Los Angeles, Wastewater Sys Rev Bonds, Rfdg Ser 2015-D,
5.000%, 6–1–34	6,190	7,089
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011A,
6.250%, 9–1–24	2,000	2,195
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp.,
5.750%, 2–1–30	2,000	2,074
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A:
5.000%, 6–1–29	1,500	1,661
5.000%, 6–1–30	1,000	1,104
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A:
5.000%, 6–1–33	3,165	3,563
5.000%, 6–1–34	2,840	3,187
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	853
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	508
Los Angeles, Wastewater Sys Rev Bonds, Ser 2015-A,
5.000%, 6–1–35	1,000	1,143
Modesto, CA, Irrigation Dist Fin Auth, Elec Sys Rev Bonds, Ser 2015A,
5.000%, 10–1–36	4,270	4,804
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	269
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
5.000%, 11–1–39	3,500	3,755
Palomar Hlth, GO Rfdg Bonds, Ser 2016B,
4.000%, 8–1–37	1,000	1,029
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	2,140
0.000%, 8–1–32 (B)	5,000	3,080
0.000%, 8–1–33 (B)	5,000	2,939
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	3,000	3,125
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,042
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E:
5.250%, 10–1–20	570	606
6.000%, 10–1–25	445	478
6.500%, 10–1–40	1,500	1,626
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,068

San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,061
San Jose, CA, Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,685	3,925
Santa Ana Unif Sch Dist (Orange County, CA), Election of 2008 Gen Oblig Bond, Series B,
0.000%, 8–1–37 (B)	1,455	723
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	545
5.000%, 12–1–24	500	545
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	520
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,031
Successor Agy to the Redev Agy of the City of Stockton, Tax Alloc Rfdg Bonds, Ser 2016A,
5.000%, 9–1–37	2,000	2,251
The Regents of the Univ of CA, Gen Rev Bonds, Ser 2013AI,
5.000%, 5–15–34	3,500	3,883
Trustees of the CA State Univ, Systemwide Rev Bonds, Ser 2015A,
5.000%, 11–1–38	500	564
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,000
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (B)	150	99
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,500	2,668

		145,456

Colorado – 1.4%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,565	2,719
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,975	3,140
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bonds, Ser 2010,
5.625%, 12–1–40	3,250	3,372
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	317
Rgnl Trans Dist of CO, Cert of Part, Ser 2015A,
5.000%, 6–1–35	1,435	1,611

		11,159

Connecticut – 0.1%
CT GO Bonds, Ser 2012D (SIFMA Municipal Swap Index plus 92 bps),
2.630%, 9–15–19 (A)	1,000	1,004

District Of Columbia – 1.5%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	3,000	3,101
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	7,000	8,725

		11,826

Florida – 5.3%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	506
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	3,000	3,061
Citizens Ppty Ins Corp., Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,042
Hillsborough Cnty Aviation Auth, FL Intl Arpt, Sub Rev Bonds, Ser 2015B,
5.000%, 10–1–35	2,000	2,206
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	629

Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	3,000	3,082
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,885	3,069
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	2,000	2,102
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,500	6,146
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,500	3,991
Orange Cnty Hlth Fac Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2016,
5.000%, 8–1–36	4,125	4,441
Osceola Cnty, FL, Sales Tax Rev Rfdg Bonds, Ser 2016A,
5.000%, 10–1–37	2,005	2,273
Palm Beach Co, Hlth Fac Auth Rev Bonds (Lifespace Cmnty, Inc.), Ser 2015C,
5.000%, 5–15–30	1,000	1,059
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,008
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	4,000	4,244
St. Lucie, FL, Util Sys Rfdg Rev Bonds, Ser 2016,
4.000%, 9–1–34	1,000	1,051
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	2,750	2,997

		42,907

Georgia – 1.2%
Atlanta Arpt, Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,144
Atlanta Dev Auth, Edu Fac Rev Bonds (Panther Place LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,495	3,552
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B:
5.375%, 11–1–39	3,000	3,086
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D:
5.750%, 1–1–20	60	60
6.000%, 1–1–23	465	466

		9,308

Hawaii – 0.3%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,068
HI Dept of Budget and Fin, Spl Purp Rev Bonds (The Queen’s Hlth Sys), Ser 2015A,
5.000%, 7–1–35	1,500	1,668

		2,736

Idaho – 0.2%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	768
5.750%, 9–1–20	1,000	1,060

		1,828

Illinois – 4.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	110	106
5.700%, 5–1–36	1,750	1,674
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	520
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2016D (Insured by BAMAC),
5.250%, 1–1–37	2,500	2,840
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 1–1–34	1,000	1,102
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Rfdg Bonds, Ser 2016C,
5.000%, 1–1–34	1,500	1,672

City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM),
5.000%, 1–1–38	605	672
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,619
City of Chicago, Second Lien Water Rev Bonds, Ser 2000,
5.000%, 11–1–30	500	559
IL Fin Auth, DePaul Univ Rev Bonds, Ser 2016,
5.000%, 10–1–41	2,410	2,669
IL Fin Auth, Rev Rfdg Bonds (DePaul Univ), Ser 2016A,
4.000%, 10–1–34	2,000	2,081
IL Metro Pier and Exposition Auth, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	666
IL Muni Elec Agy, Power Supply Sys Rev Rfdg Bonds, Ser 2015A,
5.000%, 2–1–32	3,695	4,159
IL Sales Tax Rev Bonds (Jr Oblig), Ser 2013,
5.000%, 6–15–26	2,000	2,125
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2013A,
5.000%, 1–1–35	4,100	4,455
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, Ser 2015B,
5.000%, 1–1–37	2,000	2,222
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,667

		32,808

Indiana – 0.1%
IN Muni Power Agy, Power Supply Sys Rfdg Rev Bonds, Ser 2016C,
5.000%, 1–1–39	1,000	1,118

Iowa – 0.7%
Ames, IA, Hosp Rev Rfdg Bonds (Mary Greeley Med Ctr), Ser 2016,
4.000%, 6–15–35	1,510	1,571
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,289
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	1,750	1,982

		5,842

Kansas – 0.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,500	2,541
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	2,275	2,333
Shawnee Cnty, KS, Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,105

		5,979

Kentucky – 1.0%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	525
6.375%, 6–1–40	4,500	4,781
6.500%, 3–1–45	2,675	2,846

		8,152

Louisiana – 2.8%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,054
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	551
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	6,000	6,422
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,000

Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,146
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,000
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	2,000	2,000
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–25	1,500	1,644
5.000%, 12–1–26	3,500	3,831
5.000%, 12–1–27	1,500	1,642
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,056

		22,346

Maine – 0.4%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	605	613
ME Tpk Auth, Tpk Rev Rfdg Bonds, Ser 2015,
5.000%, 7–1–34	2,255	2,548

		3,161

Maryland – 0.5%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,847
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	503
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,505

		3,855

Massachusetts – 0.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,350	2,489
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	415	426
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,030
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A:
5.750%, 7–1–39	1,615	1,645

		5,590

Michigan – 2.2%
Lincoln Consolidated Sch Dist, Cnty of Washtenaw and Wayne, MI, Rfdg Bonds, Ser 2016A,
5.000%, 5–1–35	500	564
MI Fin Auth, Hosp Rev and Rfdg Bonds (Trinity Hlth Credit Group), Ser 2015MI,
5.000%, 12–1–35	3,000	3,209
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2015I,
5.000%, 4–15–34	3,000	3,399
MI State Bldg Auth, Rev and Rfdg Bonds (Fac Prog), Ser 2016I,
4.000%, 10–15–36	1,000	1,042
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	5,000	5,168
MI State Hosp Fin Auth, Var Rate Rev Bonds (Ascension Hlth Credit Group), Ser 1999B-4,
5.000%, 11–15–32	2,000	2,258
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,048

		17,688

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,500	2,574

Mississippi – 0.1%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	768

Missouri – 2.8%
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	114
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009:
5.625%, 5–15–39	3,000	3,043
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A,
5.750%, 6–1–39	1,000	1,016
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	791
Kansas City, MO, Spl Oblig Impvt and Rfdg Bonds (Downtown Arena Proj), Ser 2016E,
5.000%, 4–1–40	2,000	2,220
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2015A:
5.000%, 12–1–29	1,550	1,765
5.000%, 12–1–30	1,200	1,360
5.000%, 12–1–31	1,000	1,130
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Iatan 2 Proj), Ser 2015A:
5.000%, 12–1–36	5,650	6,298
5.000%, 12–1–37	1,000	1,112
MO Joint Muni Elec Util Comsn, Power Proj Rev Rfdg Bonds (Prairie State Proj), Ser 2016A,
5.000%, 12–1–40	1,000	1,107
St. Louis Cnty, MO, Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,139
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	1,184

		22,279

Nebraska – 0.4%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bonds (Immanuel Oblig Group), Ser 2010,
5.625%, 1–1–40	1,000	1,028
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2015A,
5.000%, 2–1–33	1,000	1,125
Omaha, NE, Pub Power Dist, Separate Elec Sys Rev Bonds (NE City 2), Ser 2016A,
5.000%, 2–1–41	1,000	1,105

		3,258

Nevada – 0.4%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,500	3,596

New Hampshire – 0.7%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,687
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,150	1,220
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	2,485	2,577

		5,484

New Jersey – 3.6%
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	2,706
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	3,750	3,957

NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	3,045	3,205
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,023
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,885	1,929
5.500%, 12–1–21	1,145	1,240
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	545
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	2,000	2,036
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	10,000	3,553
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	3,843
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,500	1,668
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,935	3,221

		28,926

New York – 9.8%
Buffalo and Erie Cnty Indl Land Dev Corp., Oblig Group Rev Bonds (Catholic Hlth Sys, Inc. Proj), Ser 2015,
5.250%, 7–1–35	750	823
Dormitory Auth of the State of NY, State Personal Income Tax Rev Bonds (Gen Purp), Ser 2015C (Tax-Exempt),
5.000%, 2–15–38	5,000	5,567
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (Insured by AGM),
5.000%, 9–1–39	1,500	1,656
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	2,625	2,883
Metro Trans Auth, Trans Rev Bonds, Ser 2015A-2 (SIFMA Municipal Swap Index plus 58 bps),
2.290%, 11–15–39 (A)	6,000	5,999
Metro Trans Auth, Trans Rev Green Bonds, Ser 2016A-1,
5.000%, 11–15–41	2,105	2,308
Metro Trans Auth, Trans Rev Rfdg Bonds, Ser 2015C-1,
5.000%, 11–15–35	2,500	2,766
NY Convention Ctr Dev Corp., Rev Rfdg Bonds (Hotel Unit Fee Secured), Ser 2015,
5.000%, 11–15–34	6,000	6,795
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B (Auction rate),
4.742%, 7–1–29 (A)	8,250	8,250
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,124
NYC GO Bonds, Ser 2014D-1,
5.000%, 8–1–30	2,000	2,223
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	2,415	2,433
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	3,175	2,698
0.000%, 3–1–26 (B)	3,185	2,613
0.000%, 3–1–27 (B)	3,000	2,370
NYC Muni Water Fin Auth, Water and Sewer Sys Second Gen Resolution Rev Bonds, Ser 2015HH,
5.000%, 6–15–37	10,000	11,227
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2019S-3,
5.000%, 7–15–36	2,000	2,319
NYC Transitional Fin Auth, Bldg Aid Rev Bonds, Ser 2016S-1,
5.000%, 7–15–37	1,000	1,120

NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	3,000	3,315
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	10,000	11,211

		79,700

North Carolina – 1.2%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C:
6.000%, 1–1–19	35	35
6.750%, 1–1–24	1,000	1,000
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,500	1,744
5.750%, 1–1–39	1,000	1,000
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009B (Insured by Assured Guaranty Corp.),
0.000%, 1–1–34 (B)	10,000	5,737
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	509

		10,025

Ohio – 1.2%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,051
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp. Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,029
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	5,000	5,342
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj):
5.750%, 11–15–40	1,000	1,047

		9,469

Oregon – 1.0%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	255
Port of Portland, OR, Portland Intl Arpt Rfdg Rev Bonds, Ser Twenty-Three:
5.000%, 7–1–33	5,000	5,621
5.000%, 7–1–34	1,000	1,121
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,043

		8,040

Pennsylvania – 5.3%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,027
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,033
6.000%, 6–1–36	3,350	3,407
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	4,000	4,078
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	797
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	3,000	3,321
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	4,900
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	3,000	3,100
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010 B-2:
5.750%, 12–1–28	10,000	10,733
PA Tpk Comsn, Tpk Sub Rev Rfdg Bonds, Ser 2016,
5.000%, 6–1–38	1,000	1,076
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	3,000	3,266

Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,229

		42,967

Puerto Rico – 0.1%
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
5.000%, 7–1–28	1,000	1,030

Rhode Island – 0.2%
RI Hlth and Edu Bldg Corp., Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,616

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,242

Tennessee – 0.9%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	788
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,260
5.750%, 7–1–20	1,330	1,402
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	2,669

		7,119

Texas – 10.5%
Austin, TX, Arpt Sys Rev Bonds (Travis, Williamson and Hays Cntys), Ser 2014,
5.000%, 11–15–39	1,000	1,100
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,250	3,451
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,041
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	3,000	3,036
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	547
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	3,000	2,972
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A:
6.500%, 5–15–31	1,000	1,102
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	536
North Harris Cnty Rgnl Water Auth, Sr Lien Rev and Rfdg Bonds, Ser 2016,
4.000%, 12–15–35	3,090	3,258
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	26,000	18,399
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.500%, 8–15–39	1,000	1,029
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,500	2,602
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	3,000	3,215
7.000%, 6–30–40	5,000	5,312
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,618
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2016 (Insured by BAMAC),
4.000%, 5–1–33	500	515
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,032

TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC):
0.000%, 8–15–26 (B)	24,500	20,274
TX Trans Comsn, Cent TX Tpk Sys Rev Bonds (First Tier Rev Rfdg Bonds), Ser 2015-B,
5.000%, 8–15–37	1,000	1,103
TX Water Dev Board, State Water Implementation Rev Fund for TX Rev Bonds, Ser 2018B,
5.000%, 10–15–38	8,000	9,333

		85,475

Utah – 0.1%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Syracuse Arts Acadamy Proj), Ser 2017,
5.000%, 4–15–37	1,000	1,103

Virginia – 0.6%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	3,000	3,000
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,605

		4,605

Washington – 1.4%
Port of Seattle, Intermediate Lien Rev Rfdg Bonds, Ser 2015B,
5.000%, 3–1–35	2,000	2,229
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,025
WA Hlth Care Fac Auth, Rev Bonds (Providence Hlth & Svc), Ser 2014D,
5.000%, 10–1–38	5,000	5,466
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	2,521

		11,241

West Virginia – 0.1%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	508

Wisconsin – 1.4%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,027
WI Gen Fund Annual Appropriation Bonds, Ser 2009A:
5.750%, 5–1–33	1,000	1,014
WI Hlth and Edu Fac Auth, Rev Bonds (Ascension Sr Credit Group), Ser 2016A,
4.000%, 11–15–33	1,000	1,047
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,572
WI Hlth and Edu Fac Auth, Rev Bonds (Med College of WI, Inc.), Ser 2016,
5.000%, 12–1–41	4,000	4,442
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,500	2,514

		11,616

TOTAL MUNICIPAL BONDS – 86.7%		$704,333
(Cost: $658,148)

SHORT-TERM SECURITIES
Commercial Paper (C) – 3.2%
DTE Energy Co. (GTD by Detroit Edison Co.),
2.886%, 1–9–19	5,000	4,997
E.I. du Pont de Nemours and Co.,
2.770%, 1–15–19	10,000	9,988
Mondelez International, Inc.,
2.800%, 1–15–19	7,000	6,992

Northern Illinois Gas Co.,
2.853%, 1–2–19	3,830	3,829

		25,806

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (D)	545	545

Municipal Obligations – 6.1%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.760%, 1–7–19 (D)	2,250	2,250
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.790%, 1–7–19 (D)	6,490	6,490
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
1.700%, 1–7–19 (D)	3,500	3,500
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps),
1.660%, 1–1–19 (D)	3,000	3,000
Kansas City, MO, Var Rate Dnd Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps),
2.440%, 1–7–19 (D)	3,000	3,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.800%, 1–7–19 (D)	2,500	2,500
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds, Ser 2007 (GTD by Air Prods and Chemicals, Inc.) (BVAL plus 23 bps),
1.670%, 1–1–19 (D)	500	500
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.) (BVAL plus 9 bps),
1.680%, 1–7–19 (D)	4,000	4,000
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps),
1.820%, 1–7–19 (D)	5,000	5,000
SC Pub Svc Auth, Rev Commercial Paper Notes, Ser DD (GTD by Bank of America N.A.),
2.750%, 1–23–19	10,200	10,200
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.750%, 1–7–19 (D)	4,700	4,700
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
1.710%, 1–1–19 (D)	2,220	2,220
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.700%, 1–7–19 (D)	2,100	2,100

		49,460

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.450%, 1–7–19 (D)	2,198	2,198

TOTAL SHORT-TERM SECURITIES – 9.7%		$78,009
(Cost: $78,010)

TOTAL INVESTMENT SECURITIES – 99.4%		$807,040
(Cost: $760,700)

CASH AND OTHER ASSETS, NET OF LIABILITIES (E) – 0.6%		5,250

NET ASSETS – 100.0%		$812,290

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Rate shown is the yield to maturity at December 31, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Cash of $328 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	Short	117	3-20-19	11,700	$(17,082)	$(786)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$24,698	$—	$—
Municipal Bonds	—	704,333	—
Short-Term Securities	—	78,009	—
Total	$24,698	$782,342	$—
Liabilities
Futures Contracts	$786	$—	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BHAC = Berkshire Hathaway Assurance Corporation

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CR = Custodial Receipts

ETF = Exchanged-Traded Fund

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

SIFMA = Securities Industry and Financial Markets Association

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$760,700

Gross unrealized appreciation	47,344
Gross unrealized depreciation	(1,004)

Net unrealized appreciation	$46,340

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Education Services – 0.0%
1155 Island Avenue LLC	6,578	$49

TOTAL COMMON STOCKS – 0.0%		$49
(Cost: $–)

INVESTMENT FUNDS
Financials

Registered Investment Companies – 1.7%
iShares National AMT-Free Muni Bond ETF	184	20,074

TOTAL INVESTMENT FUNDS – 1.7%		$20,074
(Cost: $20,008)

MUNICIPAL BONDS	Principal
Alabama – 3.2%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6–1–21	$1,000	1,061
AL Econ Stlmt Auth, BP Stlmt Rev Bonds, Ser 2016A,
4.000%, 9–15–33	9,000	9,320
Fairfield, AL, GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	8,230
Jefferson Cnty, AL, Swr Rev Bonds, Ser 2013-D,
6.500%, 10–1–53	10,470	12,270
Lower AL Gas Dist, Gas Proj Rev Bonds, Ser 2016A,
5.000%, 9–1–46	6,000	6,856

		37,737

Alaska – 0.8%
Northn Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds,
5.000%, 6–1–46	10,000	9,527

American Samoa – 0.6%
American Samoa Econ Dev Auth, Gen Rev and Rfdg Bonds, Ser 2015A,
6.625%, 9–1–35	8,000	7,791

Arizona – 2.4%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 81 bps),
0.981%, 1–1–37 (A)	10,000	9,545
AZ Indl Dev Auth, Edu Rev and Rfdg Bonds (AZ Agribusiness & Equine Ctr, Inc. Proj), Ser 2017B,
5.000%, 3–1–42	1,500	1,458
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,606
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,538
6.000%, 12–1–32	1,430	1,505
6.250%, 12–1–42	2,150	2,267
6.250%, 12–1–46	2,500	2,633
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	5,500	6,188
Phoenix, AZ, Indl Dev Auth, Student Hsng Rfdg RevBonds (Downtown Phoenix Student Hsng LLC – AZ State Univ Proj), Ser 2018A,
5.000%, 7–1–42	1,000	1,070

		28,810

California – 11.6%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6–1–55 (B)	6,250	258
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2016A:
5.000%, 7–1–41	1,750	1,797
5.000%, 7–1–46	1,670	1,710
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	120	126
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,040	2,087
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11–15–31	750	888
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12–31–47	5,000	4,932
5.000%, 12–31–47	1,500	1,631

CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,234
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A:
5.000%, 6–1–42	2,010	1,759
5.000%, 6–1–52	1,890	1,595
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch – Oblig Group), Ser 2017G:
5.000%, 6–1–47	675	687
5.000%, 6–1–53	675	682
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch – Oblig Group), Ser 2017,
5.000%, 6–1–47	1,500	1,593
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch – Oblig Group), Ser 2016,
5.000%, 8–1–41	1,500	1,582
CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A:
5.000%, 7–1–47	1,975	2,024
5.000%, 7–1–52	1,000	1,018
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.250%, 7–1–52	3,660	3,911
CA Statewide Cmnty Dev Auth, Edu Fac Rev Bonds (Independence Support LLC Proj), Ser 2015,
7.000%, 6–1–45 (C)	4,000	2,411
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,542
5.875%, 11–1–43	1,890	2,076
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A:
5.000%, 12–1–46	3,000	3,109
5.250%, 12–1–56	2,500	2,618
CA Statewide Cmnty Dev Auth, Rfdg Rev Bonds (CA Baptist Univ), Ser 2017A,
5.000%, 11–1–41	1,000	1,079
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,575
7.000%, 11–15–29	3,500	3,631
7.250%, 11–15–41	6,000	6,237

CA Statewide Cmnty Dev Auth, Student Hsng Rfdg Rev Bonds (Univ of CA, Irvine East Campus Apt, CHF-Irvine LLC), Ser 2016,
5.000%, 5–15–40	1,500	1,640
CA Various Purp GO Bonds:
6.000%, 4–1–35	500	505
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,309
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	2,932
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	2,800	2,723
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6–1–29	1,250	1,377
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015A,
5.000%, 6–1–35	6,265	7,014
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6–1–47	2,000	1,929
Palamar Hlth, Rfdg Rev Bonds, Ser 2016,
4.000%, 11–1–39	8,700	8,639
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,081
6.000%, 11–1–41	3,000	3,237
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,709
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,004
8.000%, 8–1–38	1,500	1,506
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	1,400	1,596
8.000%, 12–1–31	9,400	10,527
7.500%, 12–1–41	4,000	4,378
San Diego, CA, Tob Stlmt Rev Funding Corp., Tob Stlmt Bonds, Ser 2018C,
4.000%, 6–1–32	980	983

San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	4,000	4,403
Successor Agy to the Commerce Cmnty Dev Comsn, Tax Alloc Rfdg Bonds, Ser 2018A (Insured by AGM),
5.000%, 8–1–19	250	255
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	13,000	13,000
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser A-1,
5.125%, 6–1–46	6,650	6,650

		139,189

Colorado – 1.6%
AR River Power Auth, CO Power Supply Sys Rev Rfdg Bonds, Ser 2018A,
5.000%, 10–1–43	5,000	5,313
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,226
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,499
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,349
Pub Auth for CO Enrg, Natural Gas Purchase Rev Bonds, Ser 2008,
6.500%, 11–15–38	3,000	4,076

		19,463

Connecticut – 0.2%
CT Hlth and Edu Fac Auth, Hlthcare Fac Expansion Rev Bonds (Church Home of Hartford, Inc. Proj), Ser 2016A:
5.000%, 9–1–46	1,000	1,012
5.000%, 9–1–53	1,600	1,603

		2,615

District Of Columbia – 0.1%
Metro WA DC Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (B)	1,000	1,249

Florida – 4.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	3,125	3,193
6.750%, 11–1–39	4,450	4,540
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2014A,
8.250%, 1–1–49 (C)	3,000	2,100
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016A,
5.750%, 1–1–50 (C)	645	613
Cap Trust Agy, FL, First Mtg Rev Bonds (Silver Creek St. Augustine Proj), Ser 2016B,
7.000%, 1–1–35 (C)	555	527
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	8,000	8,241
6.125%, 6–15–43	6,500	6,618
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A,
6.125%, 6–15–44	5,300	5,543
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2015A,
6.000%, 6–15–35	2,000	2,077
FL Dev Fin Corp., Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	1,860	1,865
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	9,835	10,621
Miami-Dade Cnty Indl Dev Auth, Rev Bonds (Youth Co-Op Charter Sch Proj), Ser 2015A,
6.000%, 9–15–45	2,250	2,271
Mid-Bay Bridge Auth, 1st Sr Lien Rev Bonds, Ser 2015A,
5.000%, 10–1–40	2,000	2,156
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,127

		52,492

Georgia – 1.9%
Cobb Cnty, GA, Dev Auth Sr Living Rfdg Rev Bonds (Provident Vlg Creekside Proj), Ser 2016A:
6.000%, 7–1–36	1,250	1,131
6.000%, 7–1–51	4,000	3,431
Greene Cnty Dev Auth, GA, First Mtg Rev Bonds (Glen-I LLC Proj), Ser 2015A,
7.250%, 1–1–46	15,000	13,653
Savannah Econ Dev Auth, Rfdg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2013,
7.250%, 1–1–49	4,000	4,421

		22,636

Guam – 0.4%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,431
6.875%, 12–1–40	3,500	3,597

		5,028

Hawaii – 0.2%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
8.750%, 11–15–29	300	318
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,011

		2,329

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,016
6.250%, 7–1–45	550	559

		1,575

Illinois – 8.4%
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	800	801
Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,235
Chicago Multi-Fam Hsng, Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	8,895	7,508
Chicago O’Hare Intl Arpt, Gen Arpt Sr Lien Rev Bonds, Ser 2015D,
5.000%, 1–1–46	2,000	2,171

Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A:
5.750%, 1–1–39	1,000	1,075
Chicago O’Hare Intl Arpt, Sr Spl Fac Rev Bonds (Trips Oblig Group), Ser 2018,
5.000%, 7–1–48	1,000	1,089
City of Chicago, Gen Arpt Sr Lien Rev and Rev Rfdg Bonds (Chicago O’Hare Intl Arpt), Ser 2018A (Insured by AGM),
4.375%, 1–1–53	5,000	5,042
Cook Cnty, IL, Recovery Zone Fac Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10–15–40	6,500	6,771
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,545	4,624
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009:
6.500%, 4–1–44	5,000	5,172
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,398
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.750%, 10–15–40	6,500	6,798
IL Fin Auth, Rev Bonds (NW Mem Hlthcare), Ser 2017A,
4.000%, 7–15–47	5,000	5,041
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,156
IL GO Bonds, Ser 2017D,
5.000%, 11–1–26	5,000	5,368
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj – Tax Increment and Sales Tax), Ser 2011A,
7.000%, 7–1–41	6,000	6,033
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	4,320	4,322
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,315
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,129
7.375%, 11–15–45	1,500	1,541
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,820	4,695
Vlg of Bridgeview, Cook Cnty, IL, GO Bonds, Ser 2015A:
5.750%, 12–1–35	2,705	2,728
5.625%, 12–1–41	3,000	2,956

Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,455
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	7,855	8,358

		100,781

Indiana – 3.4%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,575	1,515
7.000%, 11–15–32	2,000	1,898
7.125%, 11–15–42	7,500	6,819
7.125%, 11–15–47	5,750	5,168
IN Fin Auth, Midwestn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	5,000	4,875
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	5,170	5,483
Terre Haute, IN, Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,015
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,099
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	5,565	5,864
Whiting, IN, Redev Dist Tax Incr Rev Bonds, Ser 2016,
4.000%, 1–15–32	2,600	2,386

		41,122

Iowa – 0.2%
IA Fin Auth, Rev and Rfdg Bonds (Childserve Proj), Ser 2015B,
5.000%, 6–1–36	2,425	2,540

Kansas – 1.7%
Arkansas City, KS, Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009:
6.250%, 9–1–24	1,145	1,158
7.000%, 9–1–29	900	916
7.000%, 9–1–38	3,500	3,558
Atchison, KS, Hosp Rev Bnds (Atchison Hosp Assoc), Ser 2009 (Blmbrg Fair Val Yld Index for the Qualified “A” Rtd Muni Indx 5-Year Mtrty plus 290 bps),
4.480%, 9–1–30 (A)	1,000	1,018

Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	7,500	7,827
Lenexa, KS, Hlth Care Fac Rev Bonds (Lakeview Village, Inc.), Ser 2018A:
4.000%, 5–15–34	1,000	949
5.000%, 5–15–39	1,500	1,538
Unif Govt of Wyandotte Cnty, Kansas City, KS, Spl Oblig Rfdg and Impvt Rev Bonds (Wyandotte Plaza Redev Proj), Ser 2016,
5.000%, 12–1–34	3,000	2,968

		19,932

Kentucky – 1.7%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	5,843
6.500%, 3–1–45	2,500	2,660
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	4,000	4,297
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,136
Pub Enrg Auth of KY, Gas Supply Rev Bonds, Ser 2018B,
4.000%, 1–1–49	5,000	5,291

		20,227

Louisiana – 0.9%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev and Rfdg Bonds (CDF Hlthcare of LA LLC Proj), Ser 2015A,
5.625%, 6–1–45	4,950	4,991
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,000
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj – Phase IIA), Ser 2014A,
8.375%, 7–1–39 (C)	13,547	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39 (C)	12,202	—	*
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2015,
7.750%, 7–1–39 (C)	1,977	—	*

New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	4,600

		10,591

Maine – 0.1%
ME Fin Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2015R-2,
4.375%, 8–1–35	1,000	992

Maryland – 0.2%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,847

Massachusetts – 0.4%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,303

Michigan – 2.9%
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	213
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	2,110	2,152
MI Fin Auth, Hosp Rev and Rfdg Bonds (Presbyterian Vlg of MI), Ser 2015,
5.250%, 11–15–35	5,340	5,410
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31 (C)	2,000	60
7.450%, 10–1–41 (C)	3,000	90
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,546
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A:
5.900%, 12–1–30	2,000	2,007
6.500%, 12–1–40	3,000	3,018
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,720

MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	7,600	7,615
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008C,
0.000%, 6–1–58 (B)	100,000	2,619
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	3,335	3,313
The Econ Dev Corp. of Dearborn, MI, Ltd. Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008,
7.000%, 11–15–38	2,400	2,223

		34,986

Missouri – 2.5%
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	290	285
Blue Springs, MO, Spl Oblig Tax Incr and Spl Dist Rfdg and Impvt Bonds (Adams Farm Proj), Ser 2015A,
5.250%, 6–1–39	2,500	2,458
Branson, MO, Indl Dev Auth, Tax Incr Rfdg Rev Bonds (Branson Shoppes Redev Proj), Ser 2017A,
3.900%, 11–1–29	950	929
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	439
6.125%, 12–1–36	875	569
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	220	215
5.400%, 10–1–26	1,145	1,068
5.500%, 10–1–31	1,925	1,720
5.550%, 10–1–36	1,725	1,481
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	270	234
Kirkwood, MO, Indl Dev Auth, Ret Cmnty Rev Bonds (Aberdeen Heights), Ser 2017A,
5.250%, 5–15–50	4,000	4,142
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
0.000%, 4–1–55 (B)	3,626	635

MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	415	426
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	2,250	1,133
0.000%, 7–15–37 (B)	4,000	1,906
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (C)	1,250	350
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (C)	3,950	1,580
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (C)	1,000	150
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29 (C)	2,185	1,398
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	8,420	8,420

		29,538

Nebraska – 0.9%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	8,000	8,622
5.000%, 9–1–42	2,000	2,139

		10,761

Nevada – 0.3%
Director of the State of NV, Dept of Business and Industry Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2015A,
5.125%, 12–15–45	2,515	2,543
NV Dept of Business and Industry, Charter Sch Lease Rev Bonds (Somerset Academy), Ser 2018A,
5.000%, 12–15–48	500	501
Reno, NV, First Lien Sales Tax Rev Rfdg Bonds (Retrac-Reno Trans Rail Access Corridor Proj), Ser 2018A (Insured by AGM),
5.000%, 6–1–48	1,000	1,125

		4,169

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,441

New Jersey – 1.0%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,065
5.000%, 6–15–28	1,000	1,059
5.000%, 6–15–29	500	528
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,150
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds (Univ Hosp Issue), Ser 2015A,
5.000%, 7–1–46	2,355	2,573
Tob Stlmt Fin Corp., Tob Stlmt Bonds, Ser 2018B,
5.000%, 6–1–46	4,000	4,037

		11,412

New Mexico – 0.4%
NM Hosp Equip Loan Council, Hosp Impvt and Rfdg Rev Bonds (Gerald Champion Rgnl Med Ctr Proj), Ser 2012A,
5.500%, 7–1–42	4,750	5,074

New York – 3.4%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM):
5.000%, 10–1–22	1,000	1,056
MTA Hudson Rail Yards Trust Oblig, Ser 2016A,
5.000%, 11–15–56	5,000	5,317
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	8,750	9,065
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	2,905	3,008
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	1,488	1,496

Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	10,771	1,831
Nassau Cnty Tob Stlmnt Corp., Tob Stlmnt Asset-Bkd Bonds, Ser 2006A-3 Sr Current Int Bonds,
5.125%, 6–1–46	10,000	9,581
NY Cntys Tob Trust VI, Tob Stlmt Pass-Through Bonds, Ser 2016A,
5.000%, 6–1–51	1,000	1,031
NY Trans Dev Corp., Spl Fac Rev Bonds (Delta Air Lines, Inc. – LaGuardia Arpt Terminals C&D Redev Proj), Ser 2018,
4.000%, 1–1–36	1,000	1,001
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	5,000	5,129
Westchester Tob Asset Securitization Corp., Tob Stlmt Bonds, Ser 2016B,
5.000%, 6–1–41	2,500	2,620

		41,135

North Carolina – 0.2%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,558
NC Tpk Auth, Monroe Expressway Toll Rev Bonds, Ser 2016C,
0.000%, 7–1–41 (B)	4,160	1,405

		2,963

Ohio – 2.4%
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007,
5.125%, 6–1–24	2,870	2,680
Buckeye Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2,
5.875%, 6–1–47	10,000	9,513
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,430	2,611
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	5,000	5,093

Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	4,000	4,203
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH),
6.000%, 12–1–42	3,750	3,951
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,165	1,249

		29,300

Oklahoma – 0.3%
OK Dev Fin Auth, Hlth Sys Rev Bonds (OU Medicine Proj), Ser 2018B,
5.500%, 8–15–57	3,000	3,291

Oregon – 1.0%
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	2,049
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	885	936
6.375%, 9–1–40	1,750	1,877
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,373
Salem, OR, Hosp Fac Auth, Rev Bonds (Capital Manor Proj), Ser 2018,
5.000%, 5–15–53	1,895	2,010

		12,245

Pennsylvania – 6.3%
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,112
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,042
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	13,935	12,373
Delaware Cnty Indl Dev Auth, PA, Rfdg Rev Bonds (Covanta Proj), Ser 2015A,
5.000%, 7–1–43	5,000	5,028

PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,679
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,044
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
6.288%, 12–1–38	16,000	19,716
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,019
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,509
7.625%, 12–15–41	6,925	7,580
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	3,500	3,788
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	755	788
Scranton-Lackawanna Hlth and Welfare Auth, Univ Rev Bonds (Marywood Univ Proj), Ser 2016,
5.000%, 6–1–46	4,265	4,215
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,920	806
7.350%, 7–1–22 (C)	3,400	1,428

		75,127

Rhode Island – 0.4%
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2015B,
5.000%, 6–1–50	5,000	5,013

South Carolina – 0.6%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,678

SC Jobs - Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,283

		6,961

Tennessee – 0.3%
Metro Nashville Arpt Auth, Arpt Impvt Rev Bonds, Ser 2015A,
5.000%, 7–1–40	3,000	3,309

Texas – 18.3%
Arlington, TX, Higher Edu Fin Corp., Edu Rev Bonds (Wayside Sch), Ser 2016A:
4.375%, 8–15–36	640	621
4.625%, 8–15–46	1,250	1,213
Arlington, TX, Higher Edu Fin Corp., Rev Bonds (Newman Intl Academy), Ser 2016A,
5.375%, 8–15–36	4,585	4,649
Bexar Cnty Hlth Fac Dev Corp., Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,858
Bexar Cnty Hlth Fac Dev Corp., Rev Rfdg Bonds (Army Ret Residence Fndtn Proj), Ser 2016,
5.000%, 7–15–41	5,395	5,545
Cap Area Cultural Edu Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,279
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	4,000	4,044
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,500	1,273
0.000%, 1–1–40 (B)	2,000	831
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2015A,
5.000%, 1–1–45	4,000	4,307
Cent TX Rgnl Mobility Auth, Sr Lien Rev Rfdg Bonds, Ser 2016,
5.000%, 1–1–46	2,000	2,162
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,458
5.000%, 1–1–42	3,000	3,181
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	13,500	13,947

Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013B,
5.000%, 11–1–44	5,000	5,346
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	15,000	16,444
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	115	120
9.000%, 9–1–38	4,110	4,300
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	5,000	5,162
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,004
6.000%, 2–15–38	1,850	1,853
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,220
Houston, TX, Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,071
5.000%, 7–1–26	2,680	2,867
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	7,245	7,278
La Vernia Higher Edu Fin Corp., Edu Rev Bonds (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	4,000	4,110
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	4,015	4,018
Montgomery, TX, Cnty Toll Road Auth, Sr Lien Toll Road Rev Bonds, Ser 2018,
5.000%, 9–15–48	1,000	1,059
New Hope Cultural Edu Fac Fin Corp., Edu Rev Bonds (Jubilee Academic Ctr), Ser 2016A,
5.000%, 8–15–46	6,000	5,842
New Hope Cultural Edu Fac Fin Corp., TX Ret Fac Rev Bonds (Carillon Lifecare Cmnty Proj), Ser 2016:
5.000%, 7–1–36	1,250	1,268
5.000%, 7–1–46	2,000	2,009

North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	5,000	5,644
North TX Twy Auth, Sys First Tier Rev Rfdg Bonds, Ser 2016A,
5.000%, 1–1–39	2,000	2,213
Pharr, TX, Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	1,250	1,284
6.500%, 8–15–39	2,000	2,058
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38 (C)	17,870	5,718
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	400	409
7.750%, 6–1–39	1,200	1,230
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Air Force Vig Oblig Group Proj), Ser 2016,
5.000%, 5–15–45	6,650	6,690
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckner Sr Living – Ventana Proj), Ser 2017A:
6.750%, 11–15–47	1,000	1,089
6.750%, 11–15–52	2,500	2,714
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
4.625%, 11–15–41 (C)	2,500	1,238
4.875%, 11–15–48 (C)	5,750	2,846
5.000%, 11–15–55 (C)	7,000	3,465
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	4,000	4,305
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	3,500	3,753
7.500%, 6–30–33	2,700	2,893
7.000%, 6–30–40	10,000	10,624
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	10,000	10,407

TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	5,000	5,285
TX Trans Comsn, Cent TX Tpk Sys First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	16,445	17,185
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	5,446

		218,835

Utah – 0.5%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,057
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,183
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,194

		5,434

Vermont – 0.1%
Vermont Econ Dev Auth, Solid Waste Disp Rev Bonds (Casella Waste Sys, Inc. Proj), Ser 2013,
4.625%, 4–1–36 (A)	1,000	979

Virgin Islands – 0.3%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10–1–37	3,000	3,038

Virginia – 3.5%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A,
2.000%, 10–1–48	2,248	197
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	4,965	4,965

Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	125	128
7.500%, 7–1–29	25	25
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007B,
5.625%, 9–1–41	2,779	1,868
Marquis Cmnty Dev Auth (VA), Rev Bonds, Ser 2007C,
0.000%, 9–1–41 (B)	821	41
Marquis Cmnty Dev Auth (York Country, VA), Convertible Cap Apprec Rev Bonds, Ser 2015,
0.000%, 9–1–45 (B)	859	605
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	4,581
VA Small Business Fin Auth, Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	4,590	4,787
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	8,265	8,950
5.500%, 1–1–42	11,000	11,668
VA Small Business Fin Auth, Tax-Exempt Sr Lien Private Activity Rev Bonds (Transform 66 P3 Proj), Ser 2017,
5.000%, 12–31–56	4,000	4,253

		42,068

Washington – 1.0%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,940	1,944
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	811
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,137
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	5,000	5,664

		12,556

West Virginia – 0.4%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	5,000	5,014

Wisconsin – 3.0%
Pub Fin Auth, Edu Rev Bonds (NC Charter Edu Fndtn Proj), Ser 2016A:
5.000%, 6–15–36	1,000	937
5.000%, 6–15–46	5,000	4,460
Pub Fin Auth, Higher Edu Fac Rev Bonds (Wittenberg Univ Proj), Ser 2016,
5.250%, 12–1–39	8,000	8,175
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	8,500	8,927
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	2,220	2,351
6.125%, 6–1–39	1,000	1,059
WI Pub Fin Auth, Edu Rev Bonds (Cornerstone Charter Academy Proj), Ser 2016A,
5.125%, 2–1–46	4,000	3,737
WI Pub Fin Auth, Edu Rev Bonds (Triad Edu Svc), Ser 2015A,
5.500%, 6–15–45	6,000	5,909

		35,555

TOTAL MUNICIPAL BONDS – 94.7%		$1,133,980
(Cost: $1,155,843)

SHORT-TERM SECURITIES
Commercial Paper (D) – 1.2%
Mondelez International, Inc.,
2.800%, 1–15–19	3,000	2,996
Wisconsin Electric Power Co.,
2.660%, 1–10–19	6,000	5,996
Wisconsin Gas LLC,
2.520%, 1–10–19	5,000	4,996

		13,988

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (E)	2,780	2,780

Municipal Obligations – 1.2%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by FNMA) (BVAL plus 10 bps),
1.760%, 1–7–19 (E)	3,000	3,000
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.790%, 1–7–19 (E)	6,095	6,095
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.) (BVAL plus 25 bps),
1.660%, 1–1–19 (E)	1,960	1,960
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 24 bps),
1.750%, 1–7–19 (E)	1,800	1,800
University of California (1-Month U.S. LIBOR plus 8 bps),
2.450%, 1–7–19 (E)	1,175	1,175

		14,030

TOTAL SHORT-TERM SECURITIES – 2.6%		$30,798
(Cost: $30,799)

TOTAL INVESTMENT SECURITIES – 99.0%		$1,184,901

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		12,458

NET ASSETS – 100.0%		$1,197,359

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2018.

(E)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$49
Investment Funds	20,074	—	—
Municipal Bonds	—	1,133,980	—
Short-Term Securities	—	30,798	—
Total	$20,074	$1,164,778	$49

During the period ended December 31, 2018, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,206,650

Gross unrealized appreciation	57,083
Gross unrealized depreciation	(78,832)

Net unrealized depreciation	$(21,749)

SCHEDULE OF INVESTMENTS Ivy Natural Resources Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Materials – 4.0%
BHP Group plc	701	$14,806

Total Australia – 4.0%		$14,806
Canada

Industrials – 3.7%
Canadian Pacific Railway Ltd.	77	13,686

Materials – 4.6%
Nutrien Ltd.	246	11,556
West Fraser Timber Co. Ltd.	103	5,064

		16,620

Total Canada – 8.3%		$30,306
Hong Kong

Materials – 0.0%
China Metal Recycling (Holdings) Ltd. (A)(B)	30,000	—	*

Total Hong Kong – 0.0%		$—
Netherlands

Energy – 1.9%
Core Laboratories N.V.	118	7,067

Total Netherlands – 1.9%		$7,067
Portugal

Energy – 1.2%
Galp Energia SGPS S.A., Class B	287	4,511

Total Portugal – 1.2%		$4,511
South Africa

Materials – 1.6%
Mondi plc	279	5,820

Total South Africa – 1.6%		$5,820
United Kingdom

Energy – 2.8%
BP plc	1,618	10,231

Materials – 8.6%
Croda International plc	101	6,017
Randgold Resources Ltd. ADR	134	11,148
Rio Tinto plc	289	13,831

		30,996

Total United Kingdom – 11.4%		$41,227
United States

Energy – 56.7%
Cabot Oil & Gas Corp.	484	10,806
Centennial Resource Development, Inc., Class A (A)	440	4,847
Chevron Corp.	180	19,555
Cimarex Energy Co.	123	7,608
Concho Resources, Inc. (A)	152	15,672
Continental Resources, Inc. (A)	117	4,694

Diamondback Energy, Inc.	125	11,583
Enterprise Products Partners L.P.	364	8,957
EOG Resources, Inc.	173	15,079
Halliburton Co.	726	19,308
Kosmos Energy Ltd. (A)	256	1,043
Magellan Midstream Partners L.P.	161	9,195
Marathon Petroleum Corp.	223	13,174
Noble Energy, Inc.	268	5,018
Parsley Energy, Inc., Class A (A)	495	7,913
Phillips 66	183	15,722
RPC, Inc. (C)	835	8,236
Schlumberger Ltd.	226	8,158
Valero Energy Corp.	163	12,243
WPX Energy, Inc. (A)	769	8,728

		207,539

Industrials – 3.0%
Union Pacific Corp.	78	10,809

Materials – 10.3%
Air Products and Chemicals, Inc.	60	9,579
Dow Chemical Co. (The)	64	3,409
Ecolab, Inc.	50	7,390
International Flavors & Fragrances, Inc.	35	4,698
Packaging Corp. of America	21	1,790
PPG Industries, Inc.	77	7,836
WestRock Co. (A)	40	3,368

		38,070

Total United States – 70.0%		$256,418

TOTAL COMMON STOCKS – 98.4%		$360,155
(Cost: $418,210)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
2.720%, 1–7–19 (D)	$3,452	3,452

Money Market Funds – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
2.400%, (E)(F)	4,561	4,561

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
2.430%, 1–7–19 (D)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 2.6%		$10,013
(Cost: $10,013)

TOTAL INVESTMENT SECURITIES – 101.0%		$370,168
(Cost: $428,223)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(3,490)

NET ASSETS – 100.0%		$366,678

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	All or a portion of securities with an aggregate value of $7,458 are on loan.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at December 31, 2018.

(F)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at December 31, 2018:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	3,953	U.S. Dollar	4,609	1-7-19	Morgan Stanley International	$79	$—
British Pound	40,264	U.S. Dollar	52,768	1-7-19	UBS AG	1,436	—
Canadian Dollar	6,812	U.S. Dollar	5,329	1-7-19	UBS AG	338	—
						$1,853	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$214,606	$14,742	$—
Industrials	24,495	—	—
Materials	54,690	51,622	—	*
Total Common Stocks	$293,791	$66,364	$—	*
Short-Term Securities	4,561	5,452	—
Total	$298,352	$71,816	$—
Forward Foreign Currency Contracts	$—	$1,853	$—

During the period ended December 31, 2018, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$428,223

Gross unrealized appreciation	34,076
Gross unrealized depreciation	(92,131)

Net unrealized depreciation	$(58,055)

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 1.6%
Zayo Group Holdings, Inc. (A)	4,311	$98,466

Interactive Home Entertainment – 0.1%
HUYA, Inc. ADR (A)(B)	597	9,235

Interactive Media & Services – 8.2%
Alphabet, Inc., Class A (A)	165	171,896
Alphabet, Inc., Class C (A)	217	225,205
Facebook, Inc., Class A (A)	937	122,836

		519,937

Movies & Entertainment – 2.5%
Netflix, Inc. (A)	591	158,107

Total Communication Services – 12.4%		785,745
Consumer Discretionary

Internet & Direct Marketing Retail – 4.8%
Alibaba Group Holding Ltd. ADR (A)	1,795	246,041
Amazon.com, Inc. (A)	40	60,379

		306,420

Total Consumer Discretionary – 4.8%		306,420
Health Care

Biotechnology – 13.3%
Allogene Therapeutics, Inc. (A)(B)	937	25,225
BioMarin Pharmaceutical, Inc. (A)	1,022	86,989
CRISPR Therapeutics AG (A)	922	26,345
Evogene Ltd. (A)(C)	2,620	5,240
Gilead Sciences, Inc.	698	43,659
Immunomedics, Inc. (A)	1,490	21,267
Ionis Pharmaceuticals, Inc. (A)	3,218	173,939
Moderna, Inc. (A)(B)	1,383	21,111
Sage Therapeutics, Inc. (A)	276	26,467
Sarepta Therapeutics, Inc. (A)	767	83,659
Vertex Pharmaceuticals, Inc. (A)	1,998	331,105

		845,006

Health Care Equipment – 1.1%
Medtronic plc	818	74,414

Health Care Services – 0.1%
Guardant Health, Inc. (A)	166	6,239

Health Care Technology – 3.3%
Cerner Corp. (A)	3,995	209,503

Total Health Care – 17.8%		1,135,162
Industrials

Human Resource & Employment Services – 0.3%
Upwork, Inc. (A)	1,002	18,145

Total Industrials – 0.3%		18,145
Information Technology

Application Software – 9.8%
ACI Worldwide, Inc. (A)(C)	10,861	300,527
Aspen Technology, Inc. (A)(C)	3,978	326,936

		627,463

Data Processing & Outsourced Services – 11.9%
Alliance Data Systems Corp.	639	95,859
Euronet Worldwide, Inc. (A)(C)	3,558	364,246
WNS (Holdings) Ltd. ADR (A)(C)	7,174	296,015

		756,120

Electronic Components – 3.3%
Universal Display Corp. (B)	2,220	207,726

IT Consulting & Other Services – 0.9%
Endava plc ADR (A)	273	6,606
Teradata Corp. (A)	1,364	52,332

		58,938

Semiconductor Equipment – 2.1%
ASML Holding N.V., NY Registry Shares	854	132,853

Semiconductors – 16.9%
Cypress Semiconductor Corp. (C)	18,856	239,847
Marvell Technology Group Ltd.	7,233	117,107
Microchip Technology, Inc. (B)	1,204	86,606

Micron Technology, Inc. (A)	8,013	254,238
QUALCOMM, Inc.	2,804	159,576
Rambus, Inc. (A)(C)	7,975	61,171
Semtech Corp. (A)	3,008	137,965
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	469	17,325

		1,073,835

Systems Software – 9.4%
Ceridian HCM Holding, Inc. (A)	581	20,029
Microsoft Corp.	5,702	579,122

		599,151

Technology Hardware, Storage & Peripherals – 7.8%
Apple, Inc.	1,941	306,221
Hewlett-Packard Co.	9,424	192,821

		499,042

Total Information Technology – 62.1%		3,955,128
Materials

Fertilizers & Agricultural Chemicals – 0.5%
Marrone Bio Innovations, Inc. (A)(B)(C)	23,285	34,229

Total Materials – 0.5%		34,229
Real Estate

Specialized REITs – 1.3%
QTS Realty Trust, Inc., Class A	2,285	84,648

Total Real Estate – 1.3%		84,648

TOTAL COMMON STOCKS – 99.2%		$6,319,477
(Cost: $3,417,525)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12–31–20 (C)(D)(E)	3,770	829
Marrone Bio Innovations, Inc., expires 8–20–23 (C)(D)(E)	3,770	—	*

		829

TOTAL WARRANTS – 0.0%		$829
(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (C)(D)	$4,713	4,524

Total Materials – 0.1%		4,524

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$4,524
(Cost: $4,713)

SHORT-TERM SECURITIES
Commercial Paper (F) – 0.2%
E.I. du Pont de Nemours and Co.,
2.720%, 1–10–19	2,000	1,999
Mondelez International, Inc.,
2.800%, 1–15–19	10,000	9,988

		11,987

Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (G)	1,979	1,979

Money Market Funds – 1.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.400%, (H)(I)	112,558	112,558

TOTAL SHORT-TERM SECURITIES – 2.0%		$126,524
(Cost: $126,524)

TOTAL INVESTMENT SECURITIES – 101.3%		$6,451,354
(Cost: $3,548,762)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(85,900)

NET ASSETS – 100.0%		$6,365,454

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $231,815 are on loan.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Restricted securities. At December 31, 2018, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$4,713	$4,713	$4,524

		Shares
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	3,770	—	829
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	3,770	—	—
			$4,713	$5,353

The total value of these securities represented 0.1% of net assets at December 31, 2018.

(E)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Rate shown is the yield to maturity at December 31, 2018.

(G)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.

(I)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$785,745	$—	$—
Consumer Discretionary	306,420	—	—
Health Care	1,135,162	—	—
Industrials	18,145	—	—
Information Technology	3,955,128	—	—
Materials	34,229	—	—
Real Estate	84,648	—	—
Total Common Stocks	$6,319,477	$—	$—
Warrants	—	829	—
Corporate Debt Securities	—	4,524	—
Short-Term Securities	112,558	13,966	—
Total	$6,432,035	$19,319	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,548,762

Gross unrealized appreciation	3,074,684
Gross unrealized depreciation	(172,092)

Net unrealized appreciation	$2,902,592

SCHEDULE OF INVESTMENTS Ivy Small Cap Core Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Alternative Carriers – 3.9%
Vonage Holdings Corp. (A)	2,793	$24,379

Total Communication Services – 3.9%		24,379
Consumer Discretionary

Apparel Retail – 1.7%
Boot Barn Holdings, Inc. (A)	610	10,382

Auto Parts & Equipment – 0.5%
Visteon Corp. (A)	53	3,165

Casinos & Gaming – 1.8%
Red Rock Resorts, Inc., Class A	543	11,018

Education Services – 3.2%
Grand Canyon Education, Inc. (A)	207	19,854

Total Consumer Discretionary – 7.2%		44,419
Consumer Staples

Packaged Foods & Meats – 7.2%
Nomad Foods Ltd. (A)	1,062	17,760
Post Holdings, Inc. (A)	201	17,917
TreeHouse Foods, Inc. (A)	185	9,359

		45,036

Total Consumer Staples – 7.2%		45,036
Energy

Oil & Gas Equipment & Services – 0.8%
Cactus, Inc., Class A (A)	103	2,829
Liberty Oilfield Services, Inc., Class A (B)	145	1,880

		4,709

Oil & Gas Exploration & Production – 1.7%
Callon Petroleum Co. (A)	811	5,266
Magnolia Oil & Gas Corp. (A)	491	5,501

		10,767

Total Energy – 2.5%		15,476
Financials

Consumer Finance – 4.9%
Green Dot Corp., Class A (A)	383	30,475

Multi-Line Insurance – 2.6%
Kemper Corp.	247	16,418

Property & Casualty Insurance – 2.0%
Old Republic International Corp.	612	12,587

Regional Banks – 6.8%
Chemical Financial Corp.	300	10,987
Webster Financial Corp.	630	31,041

		42,028

Thrifts & Mortgage Finance – 2.3%
MGIC Investment Corp. (A)	1,339	14,003

Total Financials – 18.6%		115,511
Health Care

Health Care Equipment – 3.0%
Insulet Corp. (A)	141	11,212
Tandem Diabetes Care, Inc. (A)	204	7,754

		18,966

Health Care Facilities – 1.5%
HealthSouth Corp.	154	9,471

Health Care Services – 1.4%
Chemed Corp.	32	8,980

Health Care Supplies – 2.5%
Cerus Corp. (A)	604	3,061
ICU Medical, Inc. (A)	29	6,567
Sientra, Inc. (A)	442	5,623

		15,251

Health Care Technology – 1.8%
Evolent Health, Inc., Class A (A)	546	10,890

Total Health Care – 10.2%		63,558
Industrials

Aerospace & Defense – 3.6%
Cubic Corp.	295	15,836
Curtiss-Wright Corp.	65	6,672

		22,508

Diversified Support Services – 2.0%
Healthcare Services Group, Inc. (B)	301	12,106

Environmental & Facilities Services – 1.5%
Clean Harbors, Inc. (A)	186	9,184

Industrial Machinery – 6.1%
Crane Co.	190	13,714
ITT, Inc.	19	927
RBC Bearings, Inc. (A)	78	10,200
Rexnord Corp. (A)	569	13,067

		37,908

Office Services & Supplies – 1.4%
MSA Safety, Inc.	93	8,731

Total Industrials – 14.6%		90,437
Information Technology

Application Software – 7.0%
Everbridge, Inc. (A)	298	16,937
Pluralsight, Inc., Class A (A)	646	15,203
Q2 Holdings, Inc. (A)	233	11,541

		43,681

Data Processing & Outsourced Services – 1.9%
Cardtronics plc, Class A (A)	274	7,134
EVERTEC, Inc.	166	4,770

		11,904

Electronic Equipment & Instruments – 1.9%
FLIR Systems, Inc.	266	11,567

IT Consulting & Other Services – 3.5%
Booz Allen Hamilton Holding Corp.	252	11,366
CACI International, Inc., Class A (A)	72	10,356

		21,722

Semiconductor Equipment – 0.5%
Teradyne, Inc.	101	3,172

Systems Software – 2.2%
PROS Holdings, Inc. (A)	440	13,813

Technology Distributors – 1.4%
Avnet, Inc.	236	8,505

Total Information Technology – 18.4%		114,364
Materials

Commodity Chemicals – 3.6%
Cabot Corp.	418	17,944
Orion Engineered Carbons S.A.	180	4,560

		22,504

Total Materials – 3.6%		22,504
Real Estate

Hotel & Resort REITs – 1.0%
Gaylord Entertainment Co.	97	6,476

Industrial REITs – 1.6%
STAG Industrial, Inc.	395	9,825

Retail REITs – 2.3%
Agree Realty Corp.	241	14,221

Total Real Estate – 4.9%		30,522
Utilities

Electric Utilities – 3.3%
ALLETE, Inc.	130	9,886
IDACORP, Inc.	116	10,814

		20,700

Gas Utilities – 1.9%
ONE Gas, Inc.	149	11,824

Water Utilities – 0.7%
Aqua America, Inc.	118	4,026

Total Utilities – 5.9%		36,550

TOTAL COMMON STOCKS – 97.0%		$602,756
(Cost: $624,665)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 0.8%
DTE Energy Co. (GTD by Detroit Edison Co.), 2.904%, 1–7–19	$5,000	4,997

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.720%, 1–7–19 (D)	2,980	2,980

Money Market Funds – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 2.400%, (E)(F)	5,383	5,383

United States Government Agency Obligations – 1.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.430%, 1–7–19 (D)	9,095	9,095
2.450%, 1–7–19 (D)	3,000	3,000

		12,095

TOTAL SHORT-TERM SECURITIES – 4.1%		$25,455
(Cost: $25,456)

TOTAL INVESTMENT SECURITIES – 101.1%		$628,211
(Cost: $650,121)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(6,712)

NET ASSETS – 100.0%		$621,499

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,479 are on loan.

(C)	Rate shown is the yield to maturity at December 31, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$602,756	$—	$—
Short-Term Securities	5,383	20,072	—
Total	$608,139	$20,072	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$650,121

Gross unrealized appreciation	35,119
Gross unrealized depreciation	(57,029)

Net unrealized depreciation	$(21,910)

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Broadcasting – 1.4%
Nexstar Broadcasting Group, Inc.	387	$30,418

Interactive Media & Services – 0.4%
Yelp, Inc. (A)	284	9,923

Total Communication Services – 1.8%		40,341
Consumer Discretionary

Apparel Retail – 2.3%
Children’s Place Retail Stores, Inc. (The)	206	18,513
Urban Outfitters, Inc. (A)	971	32,224

		50,737

Automotive Retail – 0.8%
Carvana Co. (A)(B)	521	17,042

Casinos & Gaming – 0.8%
PlayAGS, Inc. (A)	820	18,869

Distributors – 1.6%
Pool Corp.	236	35,109

Education Services – 2.1%
Grand Canyon Education, Inc. (A)	496	47,724

General Merchandise Stores – 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (A)	424	28,194

Homebuilding – 0.9%
Installed Building Products, Inc. (A)	592	19,959

Homefurnishing Retail – 0.9%
At Home Group, Inc. (A)	1,031	19,233

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Grand Vacations, Inc. (A)	965	25,472

Internet & Direct Marketing Retail – 1.5%
Etsy, Inc. (A)	709	33,746

Restaurants – 3.6%
Texas Roadhouse, Inc., Class A	739	44,141
Wingstop, Inc.	557	35,768

		79,909

Specialty Stores – 1.1%
Five Below, Inc. (A)	228	23,329

Total Consumer Discretionary – 18.0%		399,323
Consumer Staples

Distillers & Vintners – 0.1%
MGP Ingredients, Inc.	50	2,871

Food Retail – 1.1%
Sprouts Farmers Market, Inc. (A)	1,018	23,931

Packaged Foods & Meats – 0.4%
Calavo Growers, Inc.	17	1,204
J&J Snack Foods Corp.	44	6,289

		7,493

Total Consumer Staples – 1.6%		34,295
Energy

Oil & Gas Exploration & Production – 1.6%
Centennial Resource Development, Inc., Class A (A)	1,399	15,413
Magnolia Oil & Gas Corp. (A)	681	7,634
Matador Resources Co. (A)	822	12,766

		35,813

Total Energy – 1.6%		35,813
Financials

Consumer Finance – 0.7%
Green Dot Corp., Class A (A)	202	16,095

Investment Banking & Brokerage – 2.5%
Evercore Partners, Inc.	342	24,480
LPL Investment Holdings, Inc.	489	29,844

		54,324

Regional Banks – 2.2%
Ameris Bancorp	210	6,660
Heritage Financial Corp.	451	13,389
Seacoast Banking Corp. of Florida (A)	643	16,719
Western Alliance Bancorp. (A)	332	13,111

		49,879

Total Financials – 5.4%		120,298
Health Care

Biotechnology – 0.4%
Immunomedics, Inc. (A)	510	7,271
Natera, Inc. (A)	122	1,708

		8,979

Health Care Distributors – 0.7%
PetIQ, Inc. (A)	673	15,788

Health Care Equipment – 7.7%
AxoGen, Inc. (A)	144	2,949
Inogen, Inc. (A)	217	26,945
Insulet Corp. (A)	374	29,674
iRhythm Technologies, Inc. (A)	436	30,264
NovoCure Ltd. (A)	892	29,862
Penumbra, Inc. (A)	187	22,867
Tactile Systems Technology, Inc. (A)	618	28,150

		170,711

Health Care Facilities – 0.4%
Acadia Healthcare Co., Inc. (A)	381	9,790

Health Care Services – 5.7%
AMN Healthcare Services, Inc. (A)	760	43,080
LHC Group, Inc. (A)	367	34,473
Teladoc Health, Inc. (A)	987	48,943

		126,496

Health Care Supplies – 2.0%
Merit Medical Systems, Inc. (A)	488	27,261
Sientra, Inc. (A)	1,281	16,285

		43,546

Health Care Technology – 2.5%
CareDx, Inc. (A)	746	18,762
Evolent Health, Inc., Class A (A)	1,407	28,072
Tabula Rasa HealthCare, Inc. (A)	119	7,588

		54,422

Managed Health Care – 1.1%
HealthEquity, Inc. (A)	426	25,420

Pharmaceuticals – 1.3%
Aerie Pharmaceuticals, Inc. (A)	562	20,292
Intersect ENT, Inc. (A)	119	3,362
OptiNose, Inc. (A)(B)	817	5,064

		28,718

Total Health Care – 21.8%		483,870
Industrials

Aerospace & Defense – 2.3%
Kratos Defense & Security Solutions, Inc. (A)	95	1,342
Mercury Computer Systems, Inc. (A)	1,050	49,668

		51,010

Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc. (A)	818	18,648

Building Products – 0.1%
PGT Innovations, Inc. (A)	207	3,279

Diversified Support Services – 1.3%
Healthcare Services Group, Inc. (B)	699	28,082

Electrical Components & Equipment – 0.6%
EnerSys	180	13,944

Environmental & Facilities Services – 0.6%
Clean Harbors, Inc. (A)	280	13,813

Industrial Machinery – 6.8%
Crane Co.	263	19,012
John Bean Technologies Corp.	436	31,331
RBC Bearings, Inc. (A)	250	32,732
Timken Co. (The)	829	30,950
Woodward, Inc.	497	36,944

		150,969

Research & Consulting Services – 0.1%
Willdan Group, Inc. (A)	55	1,938

Security & Alarm Services – 1.3%
Brink’s Co. (The)	435	28,107

Trading Companies & Distributors – 0.7%
Watsco, Inc.	107	14,904

Trucking – 1.0%
Knight Transportation, Inc.	868	21,762

Total Industrials – 15.6%		346,456
Information Technology

Application Software – 17.0%
8x8, Inc. (A)	489	8,829
Apptio, Inc., Class A (A)	617	23,421
Cornerstone OnDemand, Inc. (A)	111	5,578
Envestnet, Inc. (A)	464	22,814
Five9, Inc. (A)	955	41,761

Globant S.A. (A)	390	21,937
HubSpot, Inc. (A)	302	37,996
Mimecast Ltd. (A)	969	32,575
New Relic, Inc. (A)	328	26,574
Paycom Software, Inc. (A)	333	40,825
Pluralsight, Inc., Class A (A)	1,043	24,574
Q2 Holdings, Inc. (A)	559	27,718
RealPage, Inc. (A)	285	13,749
SendGrid, Inc. (A)	299	12,891
Zendesk, Inc. (A)	607	35,436

		376,678

Communications Equipment – 0.7%
Viavi Solutions, Inc. (A)	1,665	16,730

Data Processing & Outsourced Services – 0.5%
EVO Payments, Inc., Class A (A)	422	10,416

IT Consulting & Other Services – 3.8%
Booz Allen Hamilton Holding Corp.	976	43,975
Chegg, Inc. (A)	62	1,768
ForeScout Technologies, Inc. (A)	79	2,041
InterXion Holding N.V. (A)	664	35,941

		83,725

Semiconductors – 1.7%
Monolithic Power Systems, Inc.	319	37,026

Systems Software – 4.2%
Proofpoint, Inc. (A)	548	45,911
SailPoint Technologies Holdings, Inc. (A)	137	3,217
Varonis Systems, Inc. (A)	655	34,651
Zscaler, Inc. (A)(B)	257	10,071

		93,850

Total Information Technology – 27.9%		618,425
Real Estate

Health Care REITs – 0.2%
Community Healthcare Trust, Inc.	168	4,850

Total Real Estate – 0.2%		4,850

TOTAL COMMON STOCKS – 93.9%		$2,083,671
(Cost: $1,812,143)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.2%
Brown-Forman Corp.,
2.630%, 1–10–19	$9,222	9,215
E.I. du Pont de Nemours and Co.,
2.770%, 1–15–19	6,000	5,993
Northern Illinois Gas Co.,
2.853%, 1–2–19	8,000	7,999
Wisconsin Electric Power Co.,
2.754%, 1–7–19	4,000	3,998

		27,205

Master Note – 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (D)	4,456	4,456

Money Market Funds – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
2.400%, (E)(F)	29,846	29,846

Municipal Obligations – 1.4%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.760%, 1–7–19 (D)	10,125	10,125
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.800%, 1–7–19 (D)	6,005	6,005
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by FHLMC) (BVAL plus 17 bps),
1.820%, 1–7–19 (D)	4,900	4,900
University of California (1-Month U.S. LIBOR plus 8 bps),
2.450%, 1–7–19 (D)	9,250	9,250

		30,280

United States Government Agency Obligations – 3.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.430%, 1–7–19 (D)	40,298	40,299
2.440%, 1–7–19 (D)	1,800	1,800
2.450%, 1–7–19 (D)	13,866	13,866
2.470%, 1–7–19 (D)	10,000	10,000

		65,965

TOTAL SHORT-TERM SECURITIES – 7.1%		$157,752
(Cost: $157,753)

TOTAL INVESTMENT SECURITIES – 101.0%		$2,241,423
(Cost: $1,969,896)

LIABILITIES, NET OF CASH AND OTHER ASSETS (G) – (1.0)%		(21,540)

NET ASSETS – 100.0%		$2,219,883

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $40,117 are on loan.

(C)	Rate shown is the yield to maturity at December 31, 2018.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.

(F)	Rate shown is the annualized 7-day yield at December 31, 2018.

(G)	Cash of $10,040 has been pledged as collateral on OTC swap agreements.

The following total return swap agreements were outstanding at December 31, 2018:

Underlying Security	Long/Short	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
Biotech Custom Index	Long	Goldman Sachs International	07/01/2019	$64,824	1-Month LIBOR less 15 bps	$(8,390)	$—	$(8,390)

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of December 31, 2018:

Reference Entity	Shares	Notional Amount	Value	% of Value
Loxo Oncology, Inc.	2	$2,361	$(306)	3.6
FibroGen, Inc.	6	2,209	(287)	3.4
Horizon Pharma plc	14	2,047	(266)	3.2
Array BioPharma, Inc.	17	1,854	(240)	2.9
Ligand Pharmaceuticals, Inc.	2	1,803	(233)	2.8
Emergent BioSolutions, Inc.	4	1,672	(216)	2.6
Blueprint Medicines Corp.	3	1,411	(183)	2.2
Intercept Pharmaceuticals, Inc.	2	1,381	(179)	2.1
Global Blood Therapeutics, Inc.	4	1,327	(172)	2.0
Repligen Corp.	3	1,324	(171)	2.0
Ultragenyx Pharmaceutical, Inc.	4	1,291	(167)	2.0
Amicus Therapeutics, Inc.	16	1,159	(150)	1.8
Halozyme Therapeutics, Inc.	10	1,146	(148)	1.8
Pacira Pharmaceuticals, Inc.	3	1,089	(141)	1.7

Immunomedics, Inc.	10	1,071	(139)	1.7
Myriad Genetics, Inc.	5	1,063	(138)	1.6
Xencor, Inc.	4	1,045	(135)	1.6
Heron Therapeutics, Inc.	5	1,042	(135)	1.6
Supernus Pharmaceuticals, Inc.	4	1,028	(133)	1.6
PTC Therapeutics, Inc.	4	988	(128)	1.5
Arena Pharmaceuticals, Inc.	3	979	(127)	1.5
MyoKardia, Inc.	3	960	(124)	1.5
Ironwood Pharmaceuticals, Inc.	11	920	(119)	1.4
ACADIA Pharmaceuticals, Inc.	7	919	(119)	1.4
Endocyte, Inc.	5	904	(117)	1.4
Atara Biotherapeutics, Inc.	3	901	(117)	1.4
Vanda Pharmaceuticals, Inc.	4	849	(110)	1.3
Genomic Health, Inc.	2	836	(108)	1.3
Corcept Therapeutics, Inc.	8	833	(108)	1.3
Aerie Pharmaceuticals, Inc.	3	818	(106)	1.3
Spark Therapeutics, Inc.	3	782	(101)	1.2
Innoviva, Inc.	6	775	(100)	1.2

REGENXBIO, Inc.	2		765	(99)	1.2
Medicines Co. (The)	5		764	(99)	1.2
AnaptysBio, Inc.	2		756	(98)	1.2
Portola Pharmaceuticals, Inc.	5		747	(97)	1.2
Enanta Pharmaceuticals, Inc.	1		743	(96)	1.1
Amneal Pharmaceuticals, Inc.	7		741	(96)	1.1
Sangamo Therapeutics, Inc.	8		734	(95)	1.1
Theravance Biopharma, Inc.	3		686	(89)	1.1
Arrowhead Pharmaceuticals, Inc.	7		684	(89)	1.1
Acceleron Pharma, Inc.	2		683	(88)	1.1
Esperion Therapeutics, Inc.	2		674	(87)	1.0
Aimmune Therapeutics, Inc.	4		660	(85)	1.0
Editas Medicine, Inc.	4		657	(85)	1.0
Biohaven Pharmaceutical Holding Co. Ltd.	2		642	(83)	1.0
Insmed, Inc.	6		634	(82)	1.0
Zogenix, Inc.	2		608	(79)	0.9
Reata Pharmaceuticals, Inc.	1		565	(73)	0.9
Retrophin, Inc.	3		559	(72)	0.9
Clovis Oncology, Inc.	4		543	(70)	0.8
Codexis, Inc.	4		538	(70)	0.8
Momenta Pharmaceuticals, Inc.	6		536	(69)	0.8
Spectrum Pharmaceuticals, Inc.	8		514	(66)	0.8
Mirati Therapeutics, Inc.	2		494	(64)	0.8
WaVe Life Sciences Ltd.	1		476	(62)	0.7
Iovance Biotherapeutics, Inc.	7		462	(60)	0.7
Radius Health, Inc.	3		421	(55)	0.6
Revance Therapeutics, Inc.	3		417	(54)	0.6
Madrigal Pharmaceuticals, Inc.	—	*	416	(54)	0.6
Audentes Therapeutics, Inc.	2		405	(52)	0.6
TherapeuticsMD, Inc.	14		405	(52)	0.6
ImmunoGen, Inc.	11		402	(52)	0.6
Fate Therapeutics, Inc.	4		395	(51)	0.6
Phibro Animal Health Corp.	2		389	(50)	0.6
CytomX Therapeutics, Inc.	3		372	(48)	0.6

Puma Biotechnology, Inc.	2	371	(48)	0.6
Heska Corp.	1	368	(48)	0.6
Cambrex Corp.	1	342	(44)	0.5
Athenex, Inc.	3	333	(43)	0.5
Omeros Corp.	4	326	(42)	0.5
Dynavax Technologies Corp.	5	325	(42)	0.5
Collegium Pharmaceutical, Inc.	2	324	(42)	0.5
MacroGenics, Inc.	3	315	(41)	0.5
Apellis Pharmaceuticals, Inc.	3	303	(39)	0.5
Alder Biopharmaceuticals, Inc.	4	302	(39)	0.5
Intellia Therapeutics, Inc.	3	287	(37)	0.4
Intrexon Corp.	5	271	(35)	0.4
Eagle Pharmaceuticals, Inc.	1	266	(34)	0.4
Coherus Biosciences, Inc.	4	265	(34)	0.4
Karyopharm Therapeutics, Inc.	4	261	(34)	0.4
G1 Therapeutics, Inc.	2	249	(32)	0.4
Assembly Biosciences, Inc.	1	248	(32)	0.4
Flexion Therapeutics, Inc.	3	240	(31)	0.4
Cymabay Therapeutics, Inc.	4	227	(29)	0.4
Progenics Pharmaceuticals, Inc.	6	200	(26)	0.3
Accelerate Diagnostics, Inc.	2	190	(25)	0.3
TG Therapeutics, Inc.	5	153	(20)	0.2
Sorrento Therapeutics, Inc.	7	133	(17)	0.2
La Jolla Pharmaceutical Co.	2	131	(17)	0.2
MiMedx Group, Inc.	9	120	(15)	0.2

			$(8,390)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,083,671	$—	$—
Short-Term Securities	29,846	127,906	—
Total	$2,113,517	$127,906	$—
Liabilities
Total Return Swaps	$—	$8,390	$—

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,969,896

Gross unrealized appreciation	475,062
Gross unrealized depreciation	(203,535)

Net unrealized appreciation	$271,527

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Cable & Satellite – 4.1%
Comcast Corp., Class A	1,229	$41,834

Total Communication Services – 4.1%		41,834
Consumer Discretionary

Apparel Retail – 0.7%
Limited Brands, Inc.	295	7,578

Auto Parts & Equipment – 2.4%
Magna International, Inc.	541	24,598

General Merchandise Stores – 2.7%
Target Corp.	414	27,328

Home Improvement Retail – 2.6%
Lowe’s Co., Inc.	284	26,221

Total Consumer Discretionary – 8.4%		85,725
Consumer Staples

Drug Retail – 3.6%
CVS Caremark Corp.	561	36,757

Hypermarkets & Super Centers – 4.4%
Wal-Mart Stores, Inc.	482	44,852

Total Consumer Staples – 8.0%		81,609
Energy

Integrated Oil & Gas – 1.8%
BP plc ADR	490	18,562

Oil & Gas Refining & Marketing – 2.9%
Marathon Petroleum Corp.	498	29,387

Oil & Gas Storage & Transportation – 3.6%
Energy Transfer L.P.	2,781	36,736

Total Energy – 8.3%		84,685
Financials

Asset Management & Custody Banks – 2.7%
State Street Corp.	446	28,142

Consumer Finance – 5.4%
Capital One Financial Corp.	408	30,863
Synchrony Financial	1,021	23,953

		54,816

Life & Health Insurance – 2.9%
MetLife, Inc.	733	30,081

Mortgage REITs – 3.4%
American Capital Agency Corp.	1,995	34,985

Other Diversified Financial Services – 8.4%
Citigroup, Inc.	891	46,370
JPMorgan Chase & Co.	403	39,321

		85,691

Regional Banks – 2.2%
KeyCorp	1,538	22,730

Total Financials – 25.0%		256,445
Health Care

Biotechnology – 2.9%
Amgen, Inc.	152	29,512

Health Care Facilities – 2.8%
HCA Holdings, Inc.	236	29,345

Managed Health Care – 2.6%
Humana, Inc.	93	26,700

Pharmaceuticals – 3.8%
Pfizer, Inc.	884	38,565

Total Health Care – 12.1%		124,122

Industrials

Aerospace & Defense – 2.4%
Spirit AeroSystems Holdings, Inc.	331	23,869

Airlines – 2.4%
Southwest Airlines Co.	532	24,746

Electrical Components & Equipment – 2.6%
Eaton Corp.	391	26,832

Total Industrials – 7.4%		75,447
Information Technology

Semiconductor Equipment – 2.7%
Lam Research Corp.	203	27,615

Semiconductors – 6.0%
Broadcom Corp., Class A	163	41,397
QUALCOMM, Inc.	354	20,157

		61,554

Systems Software – 2.4%
Microsoft Corp.	241	24,438

Total Information Technology – 11.1%		113,607
Real Estate

Health Care REITs – 3.5%
Welltower, Inc.	524	36,357

Total Real Estate – 3.5%		36,357
Utilities

Electric Utilities – 8.3%
Duke Energy Corp.	278	23,965
Exelon Corp.	652	29,392
Great Plains Energy, Inc.	554	31,427

		84,784

Total Utilities – 8.3%		84,784

TOTAL COMMON STOCKS – 96.2%		$984,615
(Cost: $894,657)

SHORT-TERM SECURITIES	Principal
Commercial Paper (A) – 2.5%
DTE Gas Co.,
2.450%, 1–14–19	$2,000	1,998
E.I. du Pont de Nemours and Co.,
2.720%, 1–10–19	10,000	9,993
Northern Illinois Gas Co.,
2.853%, 1–2–19	4,189	4,188
Wisconsin Gas LLC,
2.605%, 1–9–19	10,000	9,993

		26,172

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (B)	2,767	2,767

United States Government Agency Obligations – 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.430%, 1–7–19 (B)	3,000	3,000
2.450%, 1–7–19 (B)	1,500	1,500
2.470%, 1–7–19 (B)	5,000	5,000

		9,500

TOTAL SHORT-TERM SECURITIES – 3.7%		$38,439
(Cost: $38,441)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,023,054
(Cost: $933,098)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		641

NET ASSETS – 100.0%		$1,023,695

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2018.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following written options were outstanding at December 31, 2018 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Broadcom, Inc.	N/A	Call	166	17	February 2019	$280.00	$62	$(44)
Duke Energy Corp.	N/A	Call	589	59	January 2019	90.00	63	(25)
Energy Transfer Equity L.P.	N/A	Call	3,770	377	January 2019	17.00	51	(9)
Wal-Mart Stores, Inc.	N/A	Call	447	45	January 2019	110.00	65	(1)
Welltower, Inc.	N/A	Call	344	34	January 2019	72.50	26	(16)
							$267	$(95)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$984,615	$—	$—
Short-Term Securities	—	38,439	—
Total	$984,615	$38,439	$—
Liabilities
Written Options	$51	$44	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$933,098

Gross unrealized appreciation	139,980
Gross unrealized depreciation	(50,023)

Net unrealized appreciation	$89,957

SCHEDULE OF INVESTMENTS Ivy Pzena International Value Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Financials – 0.8%
KBC Group N.V.	31	$2,003

Total Belgium – 0.8%		$2,003
China

Communication Services – 1.1%
China Mobile Ltd.	286	2,767

Utilities – 2.0%
China Resources Power Holdings Co. Ltd.	2,786	5,359

Total China – 3.1%		$8,126
Denmark

Financials – 1.1%
Danske Bank A.S.	152	3,011

Industrials – 2.8%
A.P. Moller – Maersk A/S	6	7,428

Total Denmark – 3.9%		$10,439
France

Communication Services – 2.9%
Publicis Groupe S.A.	132	7,535

Energy – 0.9%
Total S.A.	46	2,446

Financials – 1.6%
Credit Agricole Group	274	2,946
SCOR SE	30	1,359

		4,305

Health Care – 0.8%
Sanofi-Aventis	23	1,963

Industrials – 5.8%
Bouygues S.A.	26	947
Rexel S.A.	651	6,934
Schneider Electric S.A.	103	6,970

		14,851

Total France – 12.0%		$31,100
Germany

Consumer Discretionary – 0.2%
Volkswagen AG	3	531

Industrials – 1.7%
Siemens AG	39	4,341

Total Germany – 1.9%		$4,872
Hong Kong

Information Technology – 2.5%
Lenovo Group Ltd.	9,470	6,397

Total Hong Kong – 2.5%		$6,397
Italy

Communication Services – 0.9%
Telecom Italia S.p.A. (A)	4,197	2,324

Energy – 1.7%
Saipem S.p.A. (A)	1,184	4,436

Financials – 0.8%
UniCredit S.p.A.	176	1,989

Utilities – 2.6%
ENEL S.p.A.	1,154	6,690

Total Italy – 6.0%		$15,439
Japan

Consumer Discretionary – 5.8%
Honda Motor Co. Ltd.	272	7,153
Iida Group Holdings Co. Ltd.	140	2,432
Isuzu Motors Ltd.	303	4,251
Toyota Motor Corp.	22	1,279

		15,115

Energy – 2.3%
Inpex Corp.	668	5,923

Financials – 4.3%
Dai-ichi Mutual Life Insurance Co. (The)	148	2,298
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	628	3,080
MS&AD Insurance Group Holdings, Inc.	70	1,984
Sumitomo Mitsui Financial Group, Inc.	117	3,857

		11,219

Industrials – 0.5%
Mitsui & Co. Ltd.	84	1,297

Information Technology – 2.9%
Fujitsu Ltd.	123	7,643

Materials – 1.9%
Hitachi Metals Ltd.	470	4,890

Total Japan – 17.7%		$46,087

Netherlands

Communication Services – 1.5%
Koninklijke KPN N.V.	1,345	3,929

Energy – 1.5%
Royal Dutch Shell plc, Class A	130	3,819

Financials – 1.8%
ING Groep N.V., Certicaaten Van Aandelen	438	4,709

Total Netherlands – 4.8%		$12,457
Norway

Energy – 0.2%
Nordic American Offshore Ltd.	899	377

Total Norway – 0.2%		$377
Singapore

Consumer Staples – 2.1%
Wilmar International Ltd.	2,403	5,504

Financials – 1.7%
DBS Group Holdings Ltd.	248	4,320

Total Singapore – 3.8%		$9,824
South Korea

Financials – 1.0%
Hana Financial Group, Inc.	78	2,545

Materials – 1.1%
POSCO	13	2,878

Total South Korea – 2.1%		$5,423
Spain

Financials – 0.8%
Bankia S.A.	746	2,184

Total Spain – 0.8%		$2,184
Sweden

Information Technology – 1.5%
Telefonaktiebolaget LM Ericsson, B Shares	447	3,960

Total Sweden – 1.5%		$3,960
Switzerland

Financials – 2.9%
Credit Suisse Group AG, Registered Shares	330	3,603
UBS Group AG	310	3,867

		7,470

Health Care – 3.9%
Novartis AG, Registered Shares	33	2,835
Roche Holdings AG, Genusscheine	30	7,422

		10,257

Industrials – 0.8%
ABB Ltd.	104	1,990

Total Switzerland – 7.6%		$19,717
Taiwan

Information Technology – 1.3%
Hon Hai Precision Industry Co. Ltd.	1,465	3,371

Total Taiwan – 1.3%		$3,371
United Kingdom

Communication Services – 3.1%
Vodafone Group plc	3,026	5,884
WPP Group plc	216	2,347

		8,231

Consumer Staples – 5.2%
Imperial Tobacco Group plc	90	2,727
J Sainsbury plc	1,305	4,413
Tesco plc	2,653	6,434

		13,574

Energy – 1.9%
John Wood Group plc	776	4,995

Financials – 9.8%
Aviva plc	638	3,055
Barclays plc	1,998	3,823
HSBC Holdings plc	699	5,764
Royal Bank of Scotland Group plc (The)	1,722	4,777
Standard Chartered plc	695	5,398
Willis Towers Watson plc	17	2,607

		25,424

Industrials – 3.1%
Travis Perkins plc	602	8,205

Total United Kingdom – 23.1%		$60,429
United States

Communication Services – 1.0%
News Corp., Class A	229	2,594

Health Care – 2.1%
Mylan, Inc. (A)	200	5,473

Total United States – 3.1%		$8,067

TOTAL COMMON STOCKS – 96.2%		$250,272
(Cost: $291,819)

PREFERRED STOCKS
Germany

Consumer Discretionary – 2.9%
Volkswagen AG, 2.260%	47	7,475

Total Germany – 2.9%		$7,475

TOTAL PREFERRED STOCKS – 2.9%		$7,475
(Cost: $8,187)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.1%
Federal Home Loan Bank
2.100%, 1–2–19	$188	188

TOTAL SHORT-TERM SECURITIES – 0.1%		$188
(Cost: $188)

TOTAL INVESTMENT SECURITIES – 99.2%		$257,935
(Cost: $300,194)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		2,191

NET ASSETS – 100.0%		$260,126

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2018.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$2,594	$24,786	$—
Consumer Discretionary	—	15,646	—
Consumer Staples	—	19,078	—
Energy	377	21,619	—
Financials	2,607	66,572	—
Health Care	5,473	12,220	—
Industrials	—	38,112	—
Information Technology	—	21,371	—
Materials	—	7,768	—
Utilities	—	12,049	—
Total Common Stocks	$11,051	$239,221	$—
Preferred Stocks	—	7,475	—
Short-Term Securities	—	188	—
Total	$11,051	$246,884	$—

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$300,194

Gross unrealized appreciation	3,220
Gross unrealized depreciation	(45,479)

Net unrealized depreciation	$(42,259)

SCHEDULE OF INVESTMENTS Ivy Securian Core Bond Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Real Estate

Health Care REITs – 0.3%
Ventas, Inc., 5.450%	100	$2,420

Total Real Estate – 0.3%		2,420

TOTAL PREFERRED STOCKS – 0.3%		$2,420
(Cost: $2,500)

ASSET-BACKED SECURITIES	Principal
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.550%, 1–15–30 (A)	$4,950	4,731
Air Canada Pass Through Certificates, Series 2015-1, Class C,
5.000%, 3–15–20 (A)	6,430	6,462
America West Airlines, Inc., Pass Through Certificates, Series 1999-1,
7.930%, 1–2–19	138	138
America West Airlines, Inc., Pass Through Certificates, Series 2000-1,
8.057%, 7–2–20	662	695
American Airlines Class B Pass Through Certificates, Series 2013-2,
5.600%, 7–15–20 (A)	2,337	2,354
American Airlines Class B Pass Through Certificates, Series 2016-3,
3.750%, 10–15–25	3,838	3,683
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1,
3.700%, 5–1–23	1,361	1,313
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2017-1B,
4.950%, 2–15–25	439	440
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2,
5.625%, 1–15–21 (A)	4,639	4,673
AXIS Equipment Finance Receivables LLC, Series 2018-1A,
3.240%, 12–20–23 (A)	5,350	5,339
Bank of the West Auto Trust, Series 2017-1, Class D,
3.210%, 4–15–25 (A)	4,500	4,395
BNSF Funding Trust I,
6.613%, 12–15–55	6,292	6,780
CarMax Auto Owner Trust, Series 2018-1, Class C,
2.950%, 11–15–23	3,700	3,632
CCG Receivables Trust, Series 2015-1, Class A3,
2.750%, 11–14–23 (A)	3,250	3,209
Chesapeake Funding II LLC 2016-2A, Class D,
4.000%, 6–15–28 (A)	2,135	2,134

Chesapeake Funding II LLC 2017-2A, Class D:
3.710%, 5–15–29 (A)	2,050	2,057
3.380%, 8–15–29 (A)	2,500	2,487
Chesapeake Funding II LLC 2017-4A, Class D,
3.260%, 11–15–29 (A)	3,375	3,343
Chesapeake Funding II LLC 2018-1A, Class C,
3.570%, 4–15–30 (A)	3,100	3,071
CommonBond Student Loan Trust, Series 2017-BGS, Class C,
4.440%, 9–25–42 (A)	750	754
Continental Airlines Pass Through Certificates, Series 2001-1 A-1,
8.048%, 11–1–20	356	369
Continental Airlines Pass Through Certificates, Series 2009-2,
7.250%, 11–10–19	1,054	1,082
Continental Airlines Pass Through Certificates, Series 2010-1B,
6.000%, 1–12–19	453	453
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B,
6.250%, 4–11–20	1,126	1,144
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	8,547	9,099
6.943%, 1–10–30	2,699	3,000
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2,
4.250%, 7–30–23	1,940	1,961
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A,
4.750%, 5–7–20	836	846
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1B,
6.875%, 5–7–19 (A)	2,047	2,074
DT Auto Owner Trust, Series 2015-3A, Class D,
4.530%, 10–17–22 (A)	5,831	5,860
Earnest Student Loan Program LLC, Series 2016-B, Class A2:
8.250%, 4–17–23 (A)	8,200	8,663
3.020%, 5–25–34 (A)	1,400	1,387
Earnest Student Loan Program LLC, Series 2017-A, Class B,
3.590%, 1–25–41 (A)	1,493	1,506
Fan Engine Securitization Ltd., Series 2013-1X,
3.000%, 10–15–19 (A)(B)	164	162
Flagship Credit Auto Trust, Series 2016-1, Class D,
8.590%, 5–15–23 (A)	4,200	4,429
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1–15–21 (A)	346	345
3.710%, 1–18–22 (A)	3,202	3,170
GM Financial Securitized Term Auto Receivables Trust 2018-1, Class C,
2.770%, 7–17–23	1,400	1,385

Hawaiian Airlines Pass Through Certificates, Series 2013-1,
4.950%, 1–15–22	4,680	4,667
Hyundai Auto Receivables Trust 2016-B, Class D,
2.680%, 9–15–23	2,520	2,497
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps),
3.735%, 6–17–37 (A)(C)	4,000	3,965
One Market Plaza Trust, Series 2017-1MKT,
3.614%, 2–10–32 (A)	4,000	4,017
Prestige Auto Receivables Trust, Series 2016-1A, Class E,
7.690%, 3–15–23 (A)	2,000	2,062
Progress Residential Trust, Series 2017-SFR1, Class D,
3.565%, 8–17–34 (A)	2,750	2,704
Progress Residential Trust, Series 2018-SFR1,
3.684%, 3–17–35 (A)	4,500	4,431
SoFi Professional Loan Program LLC, Series 2015-A2,
2.420%, 3–25–30 (A)	586	580
SoFi Professional Loan Program LLC, Series 2017-F,
2.840%, 1–25–41 (A)	5,500	5,374
SoFi Professional Loan Program LLC, Series 2018-A,
2.950%, 2–25–42 (A)	3,500	3,437
U.S. Airways, Inc., Series 2012-2, Class A,
6.750%, 6–3–21	2,877	3,006
United Airlines Pass-Through Certificates, Series 2014-1B,
4.750%, 4–11–22	782	784
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	3,622	3,602
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	346	351
Volvo Financial Equipment LLC, Series 2018-1A,
3.060%, 12–15–25 (A)	2,600	2,595
Westlake Automobile Receivables Trust 2018-1A,
2.920%, 5–15–23 (A)	5,500	5,449
Wheels SPV LLC 2016-1A, Class A3,
1.870%, 5–20–25 (A)	925	918

TOTAL ASSET-BACKED SECURITIES – 18.2%		$159,064
(Cost: $160,167)

CORPORATE DEBT SECURITIES
Communication Services

Integrated Telecommunication Services – 0.4%
Verizon Communications, Inc. (3-Month U.S. LIBOR plus 110 bps),
3.716%, 5–15–25 (C)	3,925	3,806

Total Communication Services – 0.4%		3,806
Consumer Discretionary

Auto Parts & Equipment – 0.5%
Lear Corp.:
5.375%, 3–15–24	2,259	2,324
5.250%, 1–15–25	2,245	2,307

		4,631

Home Improvement Retail – 0.6%
Home Depot, Inc. (The),
4.500%, 12–6–48	4,500	4,658

Housewares & Specialties – 0.2%
Newell Rubbermaid, Inc.,
5.000%, 11–15–23	1,678	1,707

Total Consumer Discretionary – 1.3%		10,996
Consumer Staples

Distillers & Vintners – 0.5%
Bacardi Ltd.,
5.300%, 5–15–48 (A)	5,125	4,632

Total Consumer Staples – 0.5%		4,632
Energy

Oil & Gas Exploration & Production – 0.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps),
5.516%, 6–1–67 (C)(D)	5,750	5,117

Oil & Gas Refining & Marketing – 0.8%
Marathon Petroleum Corp.,
5.850%, 12–15–45	5,097	5,038
PBF Holding Co. LLC and PBF Finance Corp.,
7.250%, 6–15–25	2,500	2,350

		7,388

Oil & Gas Storage & Transportation – 3.9%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	500	498
5.125%, 6–30–27	2,000	1,888
Cheniere Energy Partners L.P.,
5.250%, 10–1–25	3,000	2,797
Energy Transfer Partners L.P.,
6.250%, 2–15–66	5,520	4,619
EQT Midstream Partners L.P.,
6.500%, 7–15–48	6,375	6,284
MPLX L.P.,
5.500%, 2–15–49	4,125	4,017
Sabine Pass Liquefaction LLC,
5.625%, 3–1–25	2,950	3,065
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
5.400%, 10–1–47	2,750	2,467
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
6.850%, 2–15–40	1,265	1,335
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	3,200	3,865
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.375%, 5–1–24	250	258
5.250%, 1–15–25	2,500	2,546

		33,639

Total Energy – 5.3%		46,144
Financials

Asset Management & Custody Banks – 0.7%
AXA Equitable Holdings, Inc.,
5.000%, 4–20–48 (A)	5,160	4,528
Nuveen LLC,
4.000%, 11–1–28 (A)	1,000	1,031

		5,559

Consumer Finance – 2.0%
Discover Bank:
8.700%, 11–18–19	458	478
3.100%, 6–4–20	1,220	1,211
3.450%, 7–27–26	3,975	3,647
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 85 bps),
3.258%, 4–9–21 (C)	4,100	4,006
Hyundai Capital America:
2.750%, 9–18–20 (A)	5,000	4,922
3.750%, 7–8–21 (A)	3,050	3,041

		17,305

Diversified Banks – 4.5%
Bank of America Corp. (3-Month U.S. LIBOR plus 77 bps),
3.352%, 2–5–26 (C)	9,550	9,028
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps),
3.753%, 3–29–23 (C)	10,400	10,299
Comerica, Inc.,
4.000%, 7–27–25	2,150	2,137
Compass Bank:
3.500%, 6–11–21	2,000	1,994
3.875%, 4–10–25	5,750	5,515
HSBC Holdings plc,
3.262%, 3–13–23	3,600	3,523
Sumitomo Mitsui Banking Corp.,
2.514%, 1–17–20	2,200	2,184
U.S. Bancorp,
5.300%, 12–29–49	1,675	1,575
Wells Fargo & Co.,
3.000%, 10–23–26	1,500	1,389
ZB N.A.,
3.500%, 8–27–21	1,700	1,695

		39,339

Investment Banking & Brokerage – 1.9%
Charles Schwab Corp. (The),
4.625%, 12–29–49	4,200	3,843
Goldman Sachs Group, Inc. (The),
5.250%, 7–27–21	1,000	1,038

Morgan Stanley:
5.500%, 7–28–21	1,090	1,141
3.125%, 7–27–26	1,400	1,292
5.450%, 12–29–29	4,950	4,815
Morgan Stanley (3-Month U.S. LIBOR plus 122 bps),
3.811%, 5–8–24 (C)	4,650	4,581

		16,710

Life & Health Insurance – 1.0%
Teachers Insurance & Annuity Association of America,
4.270%, 5–15–47 (A)	5,000	4,792
Unum Group,
5.750%, 8–15–42	3,750	3,742

		8,534

Other Diversified Financial Services – 1.9%
Citigroup, Inc.,
4.400%, 6–10–25	5,000	4,895
Jefferies Group LLC and Jefferies Group Capital Finance, Inc.,
4.150%, 1–23–30	2,915	2,501
JPMorgan Chase & Co.,
5.000%, 12–29–49	4,975	4,801
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps),
5.990%, 4–29–49 (C)	4,304	4,256

		16,453

Property & Casualty Insurance – 0.8%
Liberty Mutual Group, Inc. (3-Month U.S. LIBOR plus 290.5 bps),
5.693%, 3–15–37 (A)(C)	7,700	7,161

Regional Banks – 0.9%
Synovus Financial Corp.:
3.125%, 11–1–22	5,680	5,360
5.750%, 12–15–25	2,000	2,020

		7,380

Specialized Finance – 0.8%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.450%, 6–15–23 (A)	4,040	4,111
8.350%, 7–15–46 (A)	2,930	3,176

		7,287

Total Financials – 14.5%		125,728
Health Care

Health Care Distributors – 0.3%
McKesson Corp.,
3.650%, 11–30–20	2,500	2,511

Health Care Facilities – 0.3%
NYU Hospitals Center,
4.428%, 7–1–42	2,315	2,341

Health Care Supplies – 0.3%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	2,500	2,563

Total Health Care – 0.9%		7,415
Industrials

Aerospace & Defense – 0.3%
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
3.950%, 6–15–23	2,425	2,418

Airlines – 0.3%
British Airways plc,
5.625%, 6–20–20 (A)	519	526
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	2,308	2,438

		2,964

Railroads – 0.3%
Westinghouse Air Brake Technologies Corp. (3-Month U.S. LIBOR plus 105 bps),
3.838%, 9–15–21 (C)	2,700	2,690

Trading Companies & Distributors – 0.3%
GATX Corp.,
4.550%, 11–7–28	2,410	2,378

Total Industrials – 1.2%		10,450
Information Technology

Application Software – 0.6%
Block Financial LLC (GTD by H&R Block, Inc.),
4.125%, 10–1–20	5,000	5,040

Semiconductors – 0.3%
NXP B.V. and NXP Funding LLC,
5.350%, 3–1–26 (A)	3,100	3,153

Total Information Technology – 0.9%		8,193

Real Estate

Specialized REITs – 0.6%
American Tower Corp.,
3.070%, 3–15–23 (A)	3,100	3,052
Ventas Realty L.P. (GTD by Ventas, Inc.),
3.100%, 1–15–23	2,300	2,242

		5,294

Total Real Estate – 0.6%		5,294
Utilities

Electric Utilities – 5.6%
Cleco Corporate Holdings LLC:
3.743%, 5–1–26 (E)	2,200	2,100
4.973%, 5–1–46 (D)(E)	2,075	2,032
Cleveland Electric Illuminating Co.,
3.500%, 4–1–28 (A)	1,875	1,787
Entergy Mississippi, Inc.,
3.250%, 12–1–27	2,750	2,630
Entergy Texas, Inc.,
3.450%, 12–1–27	3,600	3,452
Eversource Energy,
3.800%, 12–1–23	3,550	3,584
FirstEnergy Transmission LLC,
5.450%, 7–15–44 (A)	3,871	4,210
Indianapolis Power & Light Co.,
4.700%, 9–1–45 (A)	3,150	3,125
IPALCO Enterprises, Inc.:
3.450%, 7–15–20	2,300	2,297
3.700%, 9–1–24	2,650	2,579
Mississippi Power Co. (3-Month U.S. LIBOR plus 65 bps),
3.472%, 3–27–20 (C)	2,100	2,096
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.) (3-Month U.S. LIBOR plus 206.75 bps),
4.405%, 10–1–66 (C)	1,792	1,478
Pennsylvania Electric Co.,
3.250%, 3–15–28 (A)	3,550	3,325
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps),
5.468%, 3–30–67 (C)	10,000	8,650
Southern Power Co., Series F,
4.950%, 12–15–46	6,190	5,780

		49,125

Gas Utilities – 1.1%
AGL Capital Corp.,
3.875%, 11–15–25	7,050	6,962
El Paso Natural Gas Co. LLC,
8.375%, 6–15–32 (E)	2,000	2,420

		9,382

Independent Power Producers & Energy Traders – 0.3%
AES Corp. (The),
6.000%, 5–15–26	3,000	3,045

Multi-Utilities – 0.9%
Dominion Resources, Inc. (3-Month U.S. LIBOR plus 230 bps),
5.103%, 9–30–66 (C)	1,423	1,266
WEC Energy Group, Inc. (3-Month U.S. LIBOR plus 211.25 bps),
4.729%, 5–15–67 (C)	7,725	6,303

		7,569

Total Utilities – 7.9%		69,121

TOTAL CORPORATE DEBT SECURITIES – 33.5%		$291,779
(Cost: $303,638)

MORTGAGE-BACKED SECURITIES

Commercial Mortgage-Backed Securities – 6.9%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index),
4.185%, 8–15–46 (A)(C)	4,130	4,121
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps),
3.285%, 12–15–36 (A)(C)	10,000	9,901
Credit Suisse Comm Mortgage Trust, Comm Mortgage Pass-Through Certs, Series 2014-ICE, Class B (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 6–25–47 (A)(C)	4,775	4,602
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B,
3.304%, 9–15–37 (A)	1,500	1,488
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index),
3.440%, 11–5–34 (A)(C)	1,000	971

Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 6–11–39 (A)	6	5
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps),
3.705%, 3–17–37 (A)(C)	4,500	4,450
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps),
3.455%, 7–17–37 (A)(C)	4,981	4,971
Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps),
4.105%, 7–17–37 (A)(C)	5,000	4,939
JPMorgan Chase Comm Mortgage Securities Trust, Comm Mortgage Pass-Through Certificates, Series 2016-JP3 (10-Year U.S. Treasury index plus 110 bps),
3.648%, 12–15–49 (C)	575	576
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-JP5,
3.723%, 3–15–50	1,500	1,510
Mellon Residential Funding,
6.750%, 6–25–28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS,
3.724%, 6–15–50	8,000	7,799
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5,
3.580%, 12–15–50	7,000	6,932
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5 (Mortgage spread to 10-year U.S. Treasury index),
4.061%, 12–15–50 (C)	2,300	2,319
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO,
5.280%, 9–13–28 (A)	1,200	1,247
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1,
2.814%, 8–15–49	4,600	4,276

		60,108

Other Mortgage-Backed Securities – 11.3%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
3.612%, 9–25–45 (A)(C)	6,500	6,525
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.782%, 12–25–45 (A)(C)	6,411	6,480
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	70	42
Bellemeade Re Ltd., Series 2017-1, Class M1 (1-Month U.S. LIBOR plus 150 bps),
4.206%, 10–25–27 (A)(C)	3,450	3,466
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps),
4.106%, 4–25–28 (A)(C)	5,000	5,000
C-Bass 2006-MH1 Trust (Mortgage spread to 1-year U.S. Treasury index),
6.250%, 10–25–36 (A)(C)	35	35
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5–25–34	66	63
Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps),
3.000%, 9–25–64 (A)(C)	3,582	3,551
CountryPlace Manufactured Housing Contract Trust 2005-1 (Mortgage spread to 3-year U.S. Treasury index),
5.200%, 12–15–35 (A)(C)	212	217
CWHEQ Home Equity Loan Trust, Series 2007-S2 (Mortgage spread to 2-year U.S. Treasury index),
5.934%, 5–25–37 (C)	252	256
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps),
3.355%, 7–17–37 (A)(C)	7,088	7,028
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps),
3.855%, 1–17–38 (A)(C)	9,600	9,511

JPMorgan Mortgage Trust 2004-A3 (Mortgage spread to 10-year U.S. Treasury index),
4.523%, 7–25–34 (C)	39		40
JPMorgan Mortgage Trust 2006-A2 (Mortgage spread to 7-year U.S. Treasury index),
3.368%, 10–25–46 (A)(C)	2,891		2,725
JPMorgan Mortgage Trust 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.644%, 5–25–43 (A)(C)	2,706		2,679
JPMorgan Mortgage Trust 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index),
3.644%, 5–25–43 (A)(C)	1,687		1,648
JPMorgan Mortgage Trust 2017-A13 (Mortgage spread to 10-year U.S. Treasury index),
3.500%, 11–25–48 (A)(C)	6,858		6,604
Morgan Stanley BAML Trust, Series 2016-C32,
3.720%, 12–15–49	320		322
Morgan Stanley Capital I Trust 2012-STAR, Class B,
3.451%, 8–5–34 (A)	930		921
Progress Residential Trust, Series 2018-SFR3, Class C,
4.178%, 10–17–35 (A)	5,000		5,031
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)	—	*	—	*
7.683%, 9–28–24 (A)	—	*	1
PSMC Trust, Series 2018-1A (Mortgage spread to 2-year U.S. Treasury index),
3.500%, 2–25–48 (A)(C)	9,332		9,214
RASC, Series 2003-KS10 Trust,
6.410%, 12–25–33	158		100
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1 (Mortgage spread to 3-year U.S. Treasury index),
5.120%, 12–25–30 (C)	742		44
Sequoia Mortgage Trust 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index),
3.897%, 11–25–42 (C)	4,325		4,338
Sequoia Mortgage Trust 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index),
3.715%, 7–25–45 (A)(C)	3,850		3,852
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index),
3.824%, 8–25–45 (A)(C)	4,847		4,803
Structured Asset Mortgage Investments, Inc.:
0.988%, 5–2–30	5		1
Towd Point Mortgage Trust, Series 2015-2 (Mortgage spread to 7-year U.S. Treasury index),
4.481%, 11–25–57 (A)(C)	7,050		7,388
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index),
3.793%, 8–20–45 (A)(C)	6,561		6,465

			98,350

TOTAL MORTGAGE-BACKED SECURITIES – 18.2%			$158,458
(Cost: $162,462)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A,
6.655%, 4–1–57	3,015		3,318

New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	2,690		3,089
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000		3,064

			6,153

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,406

TOTAL MUNICIPAL BONDS - TAXABLE – 1.3%		$10,877
(Cost: $10,437)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 16.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
5.300%, 1–15–33	53	57
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps),
7.306%, 5–25–28 (C)	3,700	4,207
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps),
6.306%, 3–25–29 (C)	4,000	4,314
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.956%, 4–25–30 (C)	1,250	1,307
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps),
7.056%, 10–25–24 (C)	2,512	2,749
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps),
7.656%, 11–25–28 (C)	3,110	3,594
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps),
3.456%, 10–25–29 (C)	5,700	5,075
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index),
4.000%, 8–25–56 (A)(C)	1,466	1,401
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index),
4.000%, 7–25–56 (A)(C)	5,830	5,714
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 9–1–19	4	4
5.000%, 4–1–23	108	112
3.500%, 8–1–26	356	361
2.500%, 3–1–28	416	411
2.500%, 4–1–28	378	374
5.000%, 5–1–29	32	34
3.500%, 5–1–32	944	961
6.500%, 9–1–32	25	28
6.000%, 11–1–33	34	37
5.500%, 5–1–34	303	329
6.500%, 5–1–34	89	101
5.500%, 6–1–34	84	90
5.000%, 9–1–34	1	1
5.500%, 9–1–34	3	4
5.500%, 10–1–34	111	121
5.500%, 7–1–35	41	44
5.000%, 8–1–35	35	37
5.500%, 10–1–35	43	46
5.000%, 11–1–35	99	105
5.000%, 12–1–35	21	22
6.500%, 7–1–36	19	20
7.000%, 12–1–37	21	23
5.500%, 2–1–39	208	224
5.000%, 11–1–39	96	102
5.000%, 1–1–40	540	575
5.000%, 4–1–40	190	201
5.000%, 8–1–40	166	175
4.000%, 10–1–40	406	418
4.000%, 11–1–40	587	604
4.500%, 1–1–41	453	475
4.000%, 2–1–41	1,052	1,082
4.000%, 3–1–41	353	363
4.500%, 3–1–41	238	250
4.500%, 4–1–41	713	747
4.000%, 6–1–41	387	398
4.000%, 8–1–41	237	244
4.000%, 11–1–41	2,933	3,018
3.500%, 3–1–42	1,432	1,443
3.000%, 8–1–42	940	925
3.500%, 8–1–42	2,348	2,366
3.000%, 1–1–43	1,130	1,111
3.000%, 2–1–43	1,422	1,399
3.500%, 7–1–44	1,727	1,738
3.500%, 12–1–44	3,416	3,431
3.500%, 5–25–45	4,216	4,189
3.000%, 10–25–46	1,355	1,311
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps),
5.506%, 10–25–29 (C)	3,000	3,103

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps),
6.156%, 9–25–29 (C)	2,350	2,495
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps),
6.806%, 2–25–25 (C)	2,204	2,380
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps),
6.906%, 1–25–24 (C)	4,000	4,422
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps),
6.956%, 1–25–29 (C)	4,000	4,365
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps),
8.006%, 9–25–29 (C)	2,650	2,970
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9–1–19	2	2
3.000%, 9–1–22	324	326
5.000%, 7–1–23	62	65
6.000%, 8–1–23	57	59
5.500%, 2–1–24	28	29
4.500%, 4–1–25	97	100
3.500%, 11–1–25	217	220
3.500%, 6–1–26	354	358
2.500%, 11–1–27	731	719
6.000%, 8–1–29	25	27
7.500%, 5–1–31	13	14
7.000%, 9–1–31	4	5
7.000%, 11–1–31	66	74
6.500%, 12–1–31	6	7
6.500%, 2–1–32	67	75
7.000%, 2–1–32	49	55
7.000%, 3–1–32	72	83
6.500%, 4–1–32	12	13
6.500%, 5–1–32	22	24
6.500%, 7–1–32	8	9
6.500%, 8–1–32	12	13
6.000%, 9–1–32	14	15
6.500%, 9–1–32	28	30
6.000%, 10–1–32	220	241
6.500%, 10–1–32	28	32
6.000%, 11–1–32	179	196
3.500%, 12–1–32	1,252	1,275
6.000%, 3–1–33	287	314
5.500%, 4–1–33	232	251
6.000%, 4–1–33	8	8
5.500%, 5–1–33	19	21
6.000%, 6–1–33	50	54
6.500%, 8–1–33	12	13
6.000%, 10–1–33	37	40
6.000%, 12–1–33	58	64
5.500%, 1–1–34	48	52
5.500%, 1–1–34	46	50
6.000%, 1–1–34	30	32
5.000%, 3–1–34	15	15
5.500%, 3–1–34	21	23
5.500%, 4–1–34	17	18
5.000%, 5–1–34	11	12
6.000%, 8–1–34	48	52
5.500%, 9–1–34	153	163
6.000%, 9–1–34	59	64
6.500%, 9–1–34	88	96
5.500%, 11–1–34	179	191
6.000%, 11–1–34	73	79
6.500%, 11–1–34	5	6
5.000%, 12–1–34	265	282
5.500%, 1–1–35	153	165
5.500%, 1–1–35	22	23
5.500%, 2–1–35	399	430
5.500%, 2–1–35	41	45
6.500%, 3–1–35	108	122
5.500%, 4–1–35	102	109
4.500%, 5–1–35	172	179
5.500%, 6–1–35	5	6
4.500%, 7–1–35	151	157
5.000%, 7–1–35	295	313
5.000%, 7–1–35	60	63
5.500%, 7–1–35	46	50
5.500%, 8–1–35	6	6
5.500%, 10–1–35	212	229
5.500%, 11–1–35	100	108
5.000%, 2–1–36	26	28
5.500%, 2–1–36	34	36
6.500%, 2–1–36	25	27
5.500%, 9–1–36	141	152
5.500%, 11–1–36	56	61
6.000%, 11–1–36	35	38
6.000%, 1–1–37	28	31
6.000%, 5–1–37	69	76
5.500%, 6–1–37	37	39
6.000%, 8–1–37	40	44
7.000%, 10–1–37	16	16

5.500%, 3–1–38	140	152
5.000%, 4–1–38	148	156
6.000%, 10–1–38	112	122
4.500%, 6–1–39	98	103
5.000%, 12–1–39	265	284
5.500%, 12–1–39	147	159
5.000%, 3–1–40	585	622
4.500%, 10–1–40	522	547
4.000%, 12–1–40	716	737
3.500%, 4–1–41	1,338	1,348
4.000%, 4–1–41	914	941
4.500%, 4–1–41	1,400	1,470
5.000%, 4–1–41	142	152
4.500%, 7–1–41	699	732
4.000%, 8–1–41	570	586
4.000%, 9–1–41	861	885
4.000%, 10–1–41	986	1,014
3.500%, 11–1–41	2,411	2,431
3.500%, 1–1–42 TBA	5,056	5,062
3.500%, 4–1–42	4,326	4,361
3.500%, 8–1–42	1,437	1,449
3.000%, 9–1–42	1,541	1,518
3.500%, 1–1–43	790	796
3.500%, 2–1–43	1,054	1,064
3.000%, 5–1–43	2,101	2,067
4.000%, 1–1–44	887	917
4.000%, 4–1–44	2,310	2,361
3.500%, 5–1–45	2,067	2,075
3.500%, 6–1–45	1,236	1,240
3.500%, 7–1–45	1,416	1,421
3.500%, 8–1–45	1,880	1,886
3.500%, 9–1–45	1,308	1,313
3.000%, 1–1–46	3,075	3,004
4.000%, 2–1–47	857	877
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7–16–40 (F)	111	—	*
0.017%, 6–17–45 (F)	208	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	44	45
4.000%, 8–20–31	530	548
5.000%, 7–15–33	106	113
5.000%, 7–15–34	83	88
5.500%, 12–15–34	99	107
5.000%, 1–15–35	111	118
3.250%, 11–20–35	552	553
5.000%, 12–15–35	190	201
4.000%, 6–20–36	831	857
5.500%, 7–15–38	94	101
5.500%, 10–15–38	140	154
5.500%, 2–15–39	26	28
5.000%, 12–15–39	103	110
5.000%, 1–15–40	646	676
4.500%, 6–15–40	320	337
5.000%, 7–15–40	170	178
4.000%, 12–20–40	396	409
4.000%, 1–15–41	471	486
4.000%, 10–15–41	281	289
3.500%, 10–20–43	1,224	1,239
4.000%, 12–20–44	419	432
3.500%, 2–20–45	1,963	1,980
3.000%, 3–15–45	2,711	2,671
3.000%, 3–20–45	1,321	1,304
3.500%, 4–20–46	893	899
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2,
7.793%, 2–15–25	9	10

U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index),
6.848%, 2–15–25 (C)	34	36

		144,547

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 16.6%		$144,547
(Cost: $146,178)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 10.8%
U.S. Treasury Bonds:
5.375%, 2–15–31 (G)	4,940	6,279
3.000%, 2–15–48	13,563	13,514
3.000%, 8–15–48	26,875	26,795
U.S. Treasury Notes:
2.875%, 10–31–20	1,080	1,087
2.750%, 11–30–20	2,200	2,209
2.750%, 8–15–21	4,625	4,656
2.875%, 11–30–23	6,917	7,037
2.000%, 4–30–24	2,015	1,962
2.500%, 1–31–25	4,265	4,249
2.750%, 8–31–25	3,500	3,535
3.000%, 9–30–25	5,000	5,130
3.125%, 11–15–28 (D)	16,992	17,637

		94,090

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 10.8%		$94,090
(Cost: $91,040)

SHORT-TERM SECURITIES
Commercial Paper (H) – 0.5%
Sysco Corp.,
2.500%, 1–2–19	4,000	3,999

Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (I)	5,020	5,020

Money Market Funds – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
2.400%, (J)(K)	2,185	2,185

United States Government Agency Obligations – 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate),
2.470%, 1–7–19 (I)	1,000	1,000

TOTAL SHORT-TERM SECURITIES – 1.5%		$12,204
(Cost: $12,205)

TOTAL INVESTMENT SECURITIES – 100.4%		$873,439
(Cost: $888,627)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(3,300)

NET ASSETS – 100.0%		$870,139

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018 the total value of these securities amounted to $302,014 or 34.7% of net assets.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	All or a portion of securities with an aggregate value of $11,557 are on loan.

(E)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2018.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	All or a portion of securities with an aggregate value of $1,068 have been pledged as collateral on open futures contracts.

(H)	Rate shown is the yield to maturity at December 31, 2018.

(I)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Investment made with cash collateral received from securities on loan.

(K)	Rate shown is the annualized 7-day yield at December 31, 2018.

The following futures contracts were outstanding at December 31, 2018 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	385	3-20-19	38,500	$(50,080)	$(1,568)
U.S. 30-Year Treasury Bond	Long	560	3-20-19	56,000	81,760	3,761
U.S. Treasury Ultra Long Bond	Short	75	3-29-19	7,500	(12,049)	(633)
U.S. 5-Year Treasury Note	Long	819	4-3-19	81,900	93,929	1,527
					$113,560	$3,087

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$2,420	$—	$—
Asset-Backed Securities	—	158,902	162
Corporate Debt Securities	—	291,779	—
Mortgage-Backed Securities	—	158,458	—
Municipal Bonds	—	10,877	—
United States Government Agency Obligations	—	144,547	—
United States Government Obligations	—	94,090	—
Short-Term Securities	2,185	10,019	—
Total	$4,605	$868,672	$162
Futures Contracts	$5,288	$—	$—
Liabilities
Futures Contracts	$2,201	$—	$—

During the period ended December 31, 2018, securities totaling $1,439 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$888,627

Gross unrealized appreciation	6,462
Gross unrealized depreciation	(21,650)

Net unrealized depreciation	$(15,188)

SCHEDULE OF INVESTMENTS Ivy Securian Real Estate Securities Fund (in thousands)	DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate

Diversified REITs – 3.8%
Liberty Property Trust	183	$7,648
STORE Capital Corp.	283	8,020

		15,668

Health Care REITs – 11.1%
HCP, Inc.	512	14,306
Healthcare Trust of America, Inc., Class A	317	8,031
Physicians Realty Trust	245	3,926
Ventas, Inc.	157	9,223
Welltower, Inc.	146	10,134

		45,620

Hotel & Resort REITs – 4.0%
Hilton Worldwide Holdings, Inc.	40	2,879
Host Hotels & Resorts, Inc.	620	10,340
Sunstone Hotel Investors, Inc.	255	3,323

		16,542

Industrial REITs – 6.9%
Duke Realty Corp.	411	10,634
ProLogis, Inc.	298	17,507

		28,141

Office REITs – 13.0%
Alexandria Real Estate Equities, Inc.	179	20,593
Boston Properties, Inc.	137	15,385
Cousins Properties, Inc.	216	1,703
Douglas Emmett, Inc.	236	8,038
Kilroy Realty Corp.	106	6,663
SL Green Realty Corp.	12	936

		53,318

Residential REITs – 20.7%
AvalonBay Communities, Inc.	109	18,996
Camden Property Trust	153	13,480
Equity Lifestyle Properties, Inc.	35	3,429
Equity Residential	177	11,715
Essex Property Trust, Inc.	44	10,709
Invitation Homes, Inc.	188	3,773
Sun Communities, Inc.	127	12,948
UDR, Inc.	256	10,151

		85,201

Retail REITs – 17.2%
Agree Realty Corp.	151	8,951
Kite Realty Group Trust (A)	187	2,629
Macerich Co. (The)	231	10,002
National Retail Properties, Inc.	104	5,064
Realty Income Corp.	147	9,286
Regency Centers Corp.	103	6,015
Simon Property Group, Inc.	138	23,229
Weingarten Realty Investors	220	5,465

		70,641

Specialized REITs – 19.2%
CubeSmart	189	5,425
CyrusOne, Inc.	180	9,503
Digital Realty Trust, Inc.	168	17,858
Equinix, Inc.	52	18,283
Extra Space Storage, Inc.	105	9,500
Four Corners Property Trust, Inc.	261	6,825
Public Storage, Inc.	56	11,416

		78,810

Total Real Estate – 95.9%		393,941

TOTAL COMMON STOCKS – 95.9%		$393,941
(Cost: $308,025)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.9%
EssilorLuxottica S.A.,
2.461%, 1–4–19	$3,000	2,999
J.M. Smucker Co. (The),
2.750%, 1–2–19	6,714	6,713
Virginia Electric and Power Co.,
2.660%, 1–10–19	2,000	1,999

		11,711

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
2.720%, 1–7–19 (C)	1,302	1,302

Municipal Obligations – 0.5%
Kansas City, MO, Var Rate Dnd Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps),
2.440%, 1–7–19 (C)	2,000	2,000

TOTAL SHORT-TERM SECURITIES – 3.7%		$15,013
(Cost: $15,014)

TOTAL INVESTMENT SECURITIES – 99.6%		$408,954
(Cost: $323,039)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		1,748

NET ASSETS – 100.0%		$410,702

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2018.

(C)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2018. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$393,941	$—	$—
Short-Term Securities	—	15,013	—
Total	$393,941	$15,013	$—

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Benchmark Curve

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$323,039

Gross unrealized appreciation	90,739
Gross unrealized depreciation	(4,824)

Net unrealized appreciation	$85,915

ITEM 2.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 27, 2019

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2019